UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of November 30, 2016

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2016.

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 32.8%
	Consumer Discretionary — 2.0%
	Auto Components — 0.0% (g)
150	Continental AG, (Germany)	26,584

	Automobiles — 0.2%
460	Daimler AG, (Germany)	30,553
356	Renault S.A., (France)	27,945
1,100	Suzuki Motor Corp., (Japan)	35,991
92	Tesla Motors, Inc. (a)	17,425

		111,914

	Distributors — 0.1%
402	Genuine Parts Co.	38,684
954	LKQ Corp. (a)	31,320

		70,004

	Hotels, Restaurants & Leisure — 0.4%
315	Brinker International, Inc.	16,730
5,275	Hilton Worldwide Holdings, Inc.	132,244
406	InterContinental Hotels Group plc, (United Kingdom)	16,631
1,253	La Quinta Holdings, Inc. (a)	15,211
681	Norwegian Cruise Line Holdings Ltd. (a)	27,111
400	Oriental Land Co., Ltd., (Japan)	22,959
282	Red Rock Resorts, Inc., Class A	6,463
708	Starbucks Corp.	41,043

		278,392

	Household Durables — 0.1%
377	Mohawk Industries, Inc. (a)	74,435
267	Newell Brands, Inc.	12,552
8,656	Taylor Wimpey plc, (United Kingdom)	16,019

		103,006

	Internet & Direct Marketing Retail — 0.4%
175	Amazon.com, Inc. (a)	131,350
215	Expedia, Inc.	26,671
264	Netflix, Inc. (a)	30,888
37	Priceline Group, Inc. (The) (a)	55,636
371	Wayfair, Inc., Class A (a)	13,523

		258,068

	Media — 0.3%
367	CBS Corp. (Non-Voting), Class B	22,284
101	Charter Communications, Inc., Class A (a)	27,806
1,213	Clear Channel Outdoor Holdings, Inc., Class A	6,611
700	Dentsu, Inc., (Japan)	32,502
780	DISH Network Corp., Class A (a)	44,811
837	Entercom Communications Corp., Class A	12,723
943	Media General, Inc. (a)	17,323
189	Nexstar Broadcasting Group, Inc., Class A	11,274
357	Sinclair Broadcast Group, Inc., Class A	11,620
191	Time Warner, Inc.	17,538

		204,492

	Multiline Retail — 0.1%
524	Dollar General Corp.	40,516
500	Izumi Co., Ltd., (Japan)	22,097
464	Kohl’s Corp.	24,977

		87,590

	Specialty Retail — 0.3%
30	AutoZone, Inc. (a)	23,495
337	Bed Bath & Beyond, Inc.	15,101
522	Best Buy Co., Inc.	23,855
7,258	Dixons Carphone plc, (United Kingdom)	30,081
653	Gap, Inc. (The)	16,306
196	Home Depot, Inc. (The)	25,362
3,650	Kingfisher plc, (United Kingdom)	16,059
392	Tiffany & Co.	32,332
93	Ulta Salon Cosmetics & Fragrance, Inc. (a)	24,134

		206,725

	Textiles, Apparel & Luxury Goods — 0.1%
184	adidas AG, (Germany)	27,109
297	Columbia Sportswear Co.	16,891
397	Hanesbrands, Inc.	9,222
104	Kering, (France)	22,564

		75,786

	Total Consumer Discretionary	1,422,561

	Consumer Staples — 1.0%
	Beverages — 0.2%
526	Anheuser-Busch InBev S.A./N.V., (Belgium)	54,655
240	Dr. Pepper Snapple Group, Inc.	20,818
462	Monster Beverage Corp. (a)	20,675
500	Suntory Beverage & Food Ltd., (Japan)	21,478

		117,626

	Food & Staples Retailing — 0.1%
174	Casey’s General Stores, Inc.	20,958
413	CVS Health Corp.	31,756
2,351	Distribuidora Internacional de Alimentacion S.A., (Spain)	10,726
603	Kroger Co. (The)	19,477

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Food & Staples Retailing — continued
634	Sprouts Farmers Market, Inc. (a)	12,686

		95,603

	Food Products — 0.5%
178	Amplify Snack Brands, Inc. (a)	1,691
2,371	Archer-Daniels-Midland Co.	102,498
896	Associated British Foods plc, (United Kingdom)	28,511
567	Bunge Ltd.	38,715
61,400	Golden Agri-Resources Ltd., (Singapore)	18,420
287	Ingredion, Inc.	33,688
359	Nestle S.A., (Switzerland)	24,160
1,000	NH Foods Ltd., (Japan)	25,869
260	Post Holdings, Inc. (a)	19,846
338	TreeHouse Foods, Inc. (a)	23,430
346	Tyson Foods, Inc., Class A	19,656
21,700	Wilmar International Ltd., (Singapore)	53,186

		389,670

	Household Products — 0.1%
224	Energizer Holdings, Inc.	10,051
406	Procter & Gamble Co. (The)	33,479
385	Reckitt Benckiser Group plc, (United Kingdom)	32,522

		76,052

	Personal Products — 0.0% (g)
726	Coty, Inc., Class A (a)	13,584

	Tobacco — 0.1%
942	British American Tobacco plc, (United Kingdom)	51,565

	Total Consumer Staples	744,100

	Energy — 4.4%
	Energy Equipment & Services — 0.2%
649	Halliburton Co.	34,455
1,056	Schlumberger Ltd.	88,757
499	Technip S.A., (France)	34,578

		157,790

	Oil, Gas & Consumable Fuels — 4.2%
499	AltaGas Ltd., (Canada)	12,125
378	Anadarko Petroleum Corp.	26,139
34,244	BP plc, (United Kingdom)	198,651
2,040	Canadian Natural Resources Ltd., (Canada)	68,840
693	Cheniere Energy, Inc. (a)	28,316
1,436	Chevron Corp.	160,200
30,000	CNOOC Ltd., (China)	39,490
353	Concho Resources, Inc. (a)	50,486
1,532	ConocoPhillips	74,333
400	Devon Energy Corp.	19,332
462	Ecopetrol S.A., (Colombia), ADR (a)	3,955
2,768	Enbridge, Inc., (Canada)	116,424
4,911	Eni S.p.A., (Italy)	68,710
686	EOG Resources, Inc.	70,329
365	EQT Corp.	25,579
4,039	Exxon Mobil Corp.	352,605
10,986	Gazprom PJSC, (Russia), ADR	50,735
186	HollyFrontier Corp.	5,351
475	Imperial Oil Ltd., (Canada)	16,262
1,025	Inter Pipeline Ltd., (Canada)	20,839
7,270	Kinder Morgan, Inc.	161,394
203	Koninklijke Vopak N.V., (Netherlands)	9,476
887	Lukoil PJSC, (Russia), ADR	43,546
617	Marathon Petroleum Corp.	29,011
129	Novatek OJSC, (Russia), Reg. S, GDR	15,276
584	Occidental Petroleum Corp.	41,674
3,090	Oil Search Ltd., (Australia)	14,843
646	ONEOK, Inc.	35,485
670	PBF Energy, Inc., Class A	16,073
1,192	Pembina Pipeline Corp., (Canada)	35,024
2,692	Petroleo Brasileiro S.A., (Brazil), ADR (a)	29,262
708	Phillips 66	58,821
124	Pioneer Natural Resources Co.	23,689
1,912	Repsol S.A., (Spain)	25,595
1,958	Rosneft OJSC, (Russia), Reg. S, GDR	10,331
7,735	Royal Dutch Shell plc, (Netherlands), Class A	196,821
2,717	Royal Dutch Shell plc, (Netherlands), Class A	69,280
2,115	Spectra Energy Corp.	86,609
1,954	Statoil ASA, (Norway)	33,877
3,122	Suncor Energy, Inc., (Canada)	99,426
504	Targa Resources Corp.	26,858
5,414	TOTAL S.A., (France)	258,128
2,445	TransCanada Corp., (Canada)	109,809
1,262	Ultrapar Participacoes S.A., (Brazil), ADR	25,606
363	Valero Energy Corp.	22,346
968	Veresen, Inc., (Canada)	8,892
2,026	Williams Cos., Inc. (The)	62,198

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
1,358	Woodside Petroleum Ltd., (Australia)	29,914
1,201	Z Energy Ltd., (New Zealand)	5,998

		2,993,963

	Total Energy	3,151,753

	Financials — 2.6%
	Banks — 1.3%
2,128	Australia & New Zealand Banking Group Ltd., (Australia)	44,565
4,022	Bank of America Corp.	84,945
737	BNP Paribas S.A., (France)	42,716
692	Citigroup, Inc.	39,022
1,258	Citizens Financial Group, Inc.	42,156
662	East West Bancorp, Inc.	31,697
851	Fifth Third Bancorp	22,143
245	First Republic Bank	20,065
428	HDFC Bank Ltd., (India), ADR	27,614
4,153	HSBC Holdings plc, (United Kingdom)	32,919
3,295	ING Groep N.V., (Netherlands)	44,770
370	M&T Bank Corp.	53,258
8,200	Mitsubishi UFJ Financial Group, Inc., (Japan)	49,306
3,364	Nordea Bank AB, (Sweden)	35,354
458	PNC Financial Services Group, Inc. (The)	50,627
248	Signature Bank (a)	37,178
1,200	Sumitomo Mitsui Financial Group, Inc., (Japan)	45,257
775	SunTrust Banks, Inc.	40,261
720	U.S. Bancorp	35,726
2,502	Wells Fargo & Co.	132,406

		911,985

	Capital Markets — 0.5%
176	Affiliated Managers Group, Inc. (a)	26,066
83	BlackRock, Inc.	30,776
1,906	Charles Schwab Corp. (The)	73,686
531	Invesco Ltd.	16,626
465	Lazard Ltd., (Bermuda), Class A	18,065
635	Morgan Stanley	26,264
350	Nasdaq, Inc.	22,431
273	Northern Trust Corp.	22,427
355	S&P Global, Inc.	42,241
491	T. Rowe Price Group, Inc.	36,363
2,561	UBS Group AG, (Switzerland) (a)	40,718

		355,663

	Consumer Finance — 0.1%
1,258	Ally Financial, Inc.	24,430
909	Capital One Financial Corp.	76,393

		100,823

	Diversified Financial Services — 0.1%
2,800	ORIX Corp., (Japan)	44,499

	Insurance — 0.6%
14	Alleghany Corp. (a)	7,951
503	Allied World Assurance Co. Holdings AG, (Switzerland)	23,545
876	American International Group, Inc.	55,477
1,416	AXA S.A., (France)	33,279
237	Chubb Ltd., (Switzerland)	30,336
713	CNO Financial Group, Inc.	12,763
832	Hartford Financial Services Group, Inc. (The)	39,204
1,532	Loews Corp.	68,404
142	Marsh & McLennan Cos., Inc.	9,842
168	Prudential Financial, Inc.	16,901
1,565	Prudential plc, (United Kingdom)	30,216
700	Sompo Holdings, Inc., (Japan)	23,304
1,000	Tokio Marine Holdings, Inc., (Japan)	43,815
291	Travelers Cos., Inc. (The)	32,985
594	Unum Group	25,108

		453,130

	Total Financials	1,866,100

	Health Care — 1.4%
	Biotechnology — 0.3%
80	Biogen, Inc. (a)	23,526
327	Celgene Corp. (a)	38,753
232	Genmab A/S, (Denmark) (a)	40,035
724	Gilead Sciences, Inc.	53,359
123	Intercept Pharmaceuticals, Inc. (a)	12,438
367	Kite Pharma, Inc. (a)	18,691
244	Spark Therapeutics, Inc. (a)	13,422
321	Vertex Pharmaceuticals, Inc. (a)	26,197

		226,421

	Health Care Equipment & Supplies — 0.0% (g)
784	Novadaq Technologies, Inc., (Canada) (a)	6,233

	Health Care Providers & Services — 0.5%
1,118	Acadia Healthcare Co., Inc. (a)	42,495
516	Aetna, Inc.	67,513
115	Cigna Corp.	15,495
421	Fresenius SE & Co. KGaA, (Germany)	30,218

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Providers & Services — continued
335	HCA Holdings, Inc. (a)	23,748
123	Humana, Inc.	26,155
855	UnitedHealth Group, Inc.	135,364

		340,988

	Health Care Technology — 0.0% (g)
540	Veeva Systems, Inc., Class A (a)	25,099

	Life Sciences Tools & Services — 0.0% (g)
187	Illumina, Inc. (a)	24,897

	Pharmaceuticals — 0.6%
455	AstraZeneca plc, (United Kingdom)	23,541
370	Eli Lilly & Co.	24,834
1,792	GlaxoSmithKline plc, (United Kingdom)	33,440
464	Johnson & Johnson	51,643
731	Merck & Co., Inc.	44,730
2,464	Pfizer, Inc.	79,193
554	Revance Therapeutics, Inc. (a)	9,280
278	Roche Holding AG, (Switzerland)	61,875
255	Sanofi, (France)	20,552
741	Shire plc	43,155
1,505	TherapeuticsMD, Inc. (a)	8,940

		401,183

	Total Health Care	1,024,821

	Industrials — 3.5%
	Aerospace & Defense — 0.2%
546	Airbus Group SE, (France)	34,813
2,078	Arconic, Inc.	40,064
295	Thales S.A., (France)	28,768
348	United Technologies Corp.	37,487

		141,132

	Air Freight & Logistics — 0.0% (g)
1,500	Yamato Holdings Co., Ltd., (Japan)	30,297

	Airlines — 0.2%
1,123	Delta Air Lines, Inc.	54,106
1,200	Japan Airlines Co., Ltd., (Japan)	35,829
896	Southwest Airlines Co.	41,763

		131,698

	Building Products — 0.2%
400	Daikin Industries Ltd., (Japan)	38,031
619	Fortune Brands Home & Security, Inc.	34,138
346	Lennox International, Inc.	51,440

		123,609

	Commercial Services & Supplies — 0.1%
1,100	Waste Connections, Inc., (Canada)	84,084

	Construction & Engineering — 0.1%
5,000	Kajima Corp., (Japan)	35,287

	Electrical Equipment — 0.1%
210	Acuity Brands, Inc.	52,796

	Industrial Conglomerates — 0.2%
571	Carlisle Cos., Inc.	64,049
2,000	CK Hutchison Holdings Ltd., (Hong Kong)	24,325
296	Honeywell International, Inc.	33,727
459	Siemens AG, (Germany)	51,740

		173,841

	Machinery — 0.3%
912	CNH Industrial N.V., (United Kingdom)	7,779
2,400	DMG Mori Co., Ltd., (Japan)	28,375
326	Dover Corp.	23,671
214	Illinois Tool Works, Inc.	26,788
162	Middleby Corp. (The) (a)	22,191
318	Stanley Black & Decker, Inc.	37,724
218	WABCO Holdings, Inc. (a)	21,475
492	Wartsila OYJ Abp, (Finland)	20,721

		188,724

	Professional Services — 0.0% (g)
217	Equifax, Inc.	24,836

	Road & Rail — 0.0% (g)
315	Old Dominion Freight Line, Inc. (a)	27,499

	Trading Companies & Distributors — 0.2%
873	HD Supply Holdings, Inc. (a)	34,257
1,800	Mitsubishi Corp., (Japan)	39,382
568	Wolseley plc, (Switzerland)	33,004

		106,643

	Transportation Infrastructure — 1.9%
7,532	Abertis Infraestructuras S.A., (Spain)	100,491
940	Aena S.A., (Spain), Reg. S, (e)	124,487
410	Aeroports de Paris, (France)	40,292
6,216	Atlantia S.p.A., (Italy)	137,999
11,692	Auckland International Airport Ltd., (New Zealand)	50,992
11,733	BBA Aviation plc, (United Kingdom)	38,478
18,000	Beijing Capital International Airport Co., Ltd., (China), Class H	17,731
8,000	China Merchants Holdings International Co., Ltd., (Hong Kong)	20,054

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Transportation Infrastructure — continued
20,000	COSCO Shipping Ports Ltd., (Hong Kong)	20,911
245	Flughafen Zuerich AG, (Switzerland)	42,131
479	Fraport AG Frankfurt Airport Services Worldwide, (Germany)	27,797
7,053	Groupe Eurotunnel SE, (France)	61,953
477	Grupo Aeroportuario del Pacifico S.A.B. de C.V., (Mexico), ADR	40,607
257	Grupo Aeroportuario del Sureste S.A.B. de C.V., (Mexico), ADR	37,103
66,700	Hutchison Port Holdings Trust, (Singapore)	27,347
800	Japan Airport Terminal Co. Ltd., (Japan)	30,225
16,000	Jiangsu Expressway Co., Ltd., (China), Class H	21,302
2,000	Kamigumi Co., Ltd., (Japan)	18,567
5,689	Macquarie Atlas Roads Group, (Australia)	19,701
954	Macquarie Infrastructure Corp.	78,171
2,000	Mitsubishi Logistics Corp., (Japan)	27,385
15,520	Qube Holdings Ltd., (Australia)	27,055
8,100	SATS Ltd., (Singapore)	27,182
11,500	Shenzhen International Holdings Ltd., (Hong Kong)	16,915
868	Societa Iniziative Autostradali e Servizi S.p.A., (Italy)	7,061
2,000	Sumitomo Warehouse Co., Ltd. (The), (Japan)	10,389
14,453	Sydney Airport, (Australia)	66,806
22,619	Transurban Group, (Australia)	175,700
740	Wesco Aircraft Holdings, Inc. (a)	10,915
720	Westshore Terminals Investment Corp., (Canada)	14,842

		1,340,589

	Total Industrials	2,461,035

	Information Technology — 2.4%
	Communications Equipment — 0.2%
316	Arista Networks, Inc. (a)	29,960
1,202	Cisco Systems, Inc.	35,844
326	Harris Corp.	33,760
163	Palo Alto Networks, Inc. (a)	21,902

		121,466

	Electronic Equipment, Instruments & Components — 0.2%
626	Amphenol Corp., Class A	42,731
324	Arrow Electronics, Inc. (a)	22,120
1,437	Corning, Inc.	34,531
100	Keyence Corp., (Japan)	69,164

		168,546

	Internet Software & Services — 0.6%
283	Alphabet, Inc., Class C (a)	214,525
105	CoStar Group, Inc. (a)	20,067
1,295	Facebook, Inc., Class A (a)	153,354
1,083	GoDaddy, Inc., Class A (a)	38,273

		426,219

	IT Services — 0.3%
409	Capgemini S.A., (France)	32,200
552	Mastercard, Inc., Class A	56,414
1,433	PayPal Holdings, Inc. (a)	56,288
784	Vantiv, Inc., Class A (a)	44,241
758	Visa, Inc., Class A	58,609

		247,752

	Semiconductors & Semiconductor Equipment — 0.4%
566	Applied Materials, Inc.	18,225
373	ASML Holding N.V., (Netherlands)	38,478
257	Broadcom Ltd., (Singapore)	43,816
2,061	Infineon Technologies AG, (Germany)	34,439
263	KLA-Tencor Corp.	20,998
214	Lam Research Corp.	22,688
264	NVIDIA Corp.	24,341
341	NXP Semiconductors N.V., (Netherlands) (a)	33,810
394	QUALCOMM, Inc.	26,843
614	Texas Instruments, Inc.	45,393

		309,031

	Software — 0.5%
325	Adobe Systems, Inc. (a)	33,413
806	Electronic Arts, Inc. (a)	63,868
319	Guidewire Software, Inc. (a)	17,772
2,059	Microsoft Corp.	124,075
377	salesforce.com, Inc. (a)	27,144
380	ServiceNow, Inc. (a)	31,597
468	Splunk, Inc. (a)	26,966
191	Workday, Inc., Class A (a)	16,105

		340,940

	Technology Hardware, Storage & Peripherals — 0.2%
764	Apple, Inc.	84,437
991	Hewlett Packard Enterprise Co.	23,586

		108,023

	Total Information Technology	1,721,977

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Materials — 5.5%
	Chemicals — 1.3%
356	AdvanSix, Inc. (a)	6,657
1,229	Agrium, Inc., (Canada)	123,870
900	CF Industries Holdings, Inc.	26,046
459	Chr Hansen Holding A/S, (Denmark)	25,365
524	FMC Corp.	29,407
4,488	Israel Chemicals Ltd., (Israel)	17,305
1,678	K+S AG, (Germany)	34,144
1,694	Monsanto Co.	173,991
1,427	Mosaic Co. (The)	40,527
562	OCI N.V., (Netherlands) (a)	8,177
7,544	Potash Corp. of Saskatchewan, Inc., (Canada)	137,592
933	Sasol Ltd., (South Africa), ADR	24,874
648	Syngenta AG, (Switzerland) (a)	247,141
1,551	Yara International ASA, (Norway)	57,351

		952,447

	Construction Materials — 0.1%
350	Eagle Materials, Inc.	34,020
118	Martin Marietta Materials, Inc.	25,895
189	Vulcan Materials Co.	23,748

		83,663

	Containers & Packaging — 0.7%
10,190	Amcor Ltd., (Australia)	107,916
357	Avery Dennison Corp.	25,725
421	Ball Corp.	31,600
1,030	Graphic Packaging Holding Co.	12,947
1,637	International Paper Co.	79,755
375	Packaging Corp. of America	31,785
786	Sealed Air Corp.	35,842
2,060	Smurfit Kappa Group plc, (Ireland)	46,979
1,646	WestRock Co.	84,275

		456,824

	Metals & Mining — 2.9%
692	Alcoa Corp.	20,047
6,643	Anglo American plc, (United Kingdom) (a)	98,889
1,809	Antofagasta plc, (Chile)	15,609
8,832	ArcelorMittal, (Luxembourg) (a)	66,462
5,308	Barrick Gold Corp., (Canada)	79,726
16,106	BHP Billiton Ltd., (Australia)	301,019
829	Franco-Nevada Corp., (Canada)	48,155
6,503	Freeport-McMoRan, Inc. (a)	99,821
862	Fresnillo plc, (Mexico)	12,990
57,502	Glencore plc, (Switzerland) (a)	201,115
3,898	Goldcorp, Inc., (Canada)	51,449
2,800	JFE Holdings, Inc., (Japan)	41,624
66	Korea Zinc Co., Ltd., (South Korea)	26,563
3,193	MMC Norilsk Nickel PJSC, (Russia), ADR	53,622
3,806	Newcrest Mining Ltd., (Australia)	54,098
2,535	Newmont Mining Corp.	82,236
6,100	Nippon Steel & Sumitomo Metal Corp., (Japan)	132,889
15,208	Norsk Hydro ASA, (Norway)	71,610
410	Novolipetsk Steel PJSC, (Russia), Reg. S, GDR	7,570
1,530	Nucor Corp.	95,151
382	POSCO, (South Korea)	81,784
2,095	Rio Tinto Ltd., (United Kingdom)	88,602
1,001	Rio Tinto plc, (United Kingdom)	37,769
845	Severstal PJSC, (Russia), Reg. S, GDR	12,741
2,033	Silver Wheaton Corp., (Canada)	36,988
25,533	South32 Ltd., (Australia)	50,600
900	Southern Copper Corp., (Peru)	29,547
3,000	Sumitomo Metal Mining Co., Ltd., (Japan)	40,483
2,049	ThyssenKrupp AG, (Germany)	46,532
7,148	Vale S.A., (Brazil), ADR (a)	60,687
532	Voestalpine AG, (Austria)	20,194

		2,066,572

	Paper & Forest Products — 0.5%
1,905	Fibria Celulose S.A., (Brazil), ADR	17,335
802	KapStone Paper & Packaging Corp.	16,385
3,297	Mondi plc, (South Africa)	67,362
9,000	Oji Holdings Corp., (Japan)	37,344
5,099	Stora Enso OYJ, (Finland), Class R	49,213
5,888	UPM-Kymmene OYJ, (Finland)	134,577

		322,216

	Total Materials	3,881,722

	Real Estate — 7.4%
	Equity Real Estate Investment Trusts (REITs) — 7.2%
1,090	American Homes 4 Rent, Class A	22,966
3,340	Apartment Investment & Management Co., Class A	140,614
1,830	AvalonBay Communities, Inc.	301,017
280	Boston Properties, Inc.	34,686
5,500	Brandywine Realty Trust	84,425
6,706	Brixmor Property Group, Inc.	163,291
1,500	Camden Property Trust	118,065

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Equity Real Estate Investment Trusts (REITs) — continued
1,040	Corporate Office Properties Trust	29,765
300	CubeSmart	7,395
1,520	CyrusOne, Inc.	64,874
770	Digital Realty Trust, Inc.	71,094
790	Duke Realty Corp.	20,090
215	EastGroup Properties, Inc.	14,687
490	Equinix, Inc.	165,992
1,000	Equity LifeStyle Properties, Inc.	69,430
3,150	Equity One, Inc.	94,059
710	Essex Property Trust, Inc.	153,303
7,915	Goodman Group, (Australia)	38,965
8,370	HCP, Inc.	247,166
2,180	Highwoods Properties, Inc.	104,771
1,190	Hospitality Properties Trust	34,504
5,250	Host Hotels & Resorts, Inc.	93,660
1,250	Hudson Pacific Properties, Inc.	43,588
1,270	Kilroy Realty Corp.	91,872
7,678	Kimco Realty Corp.	196,096
1,069	Klepierre, (France)	39,769
3,070	LaSalle Hotel Properties	86,175
2,110	Liberty Property Trust	83,134
2,430	Macerich Co. (The)	164,973
850	Mid-America Apartment Communities, Inc.	77,885
1,390	National Health Investors, Inc.	98,356
735	Outfront Media, Inc.	18,529
1,870	Pennsylvania Real Estate Investment Trust	35,848
7,170	Prologis, Inc.	364,953
1,722	Public Storage	360,415
1,792	Quality Care Properties, Inc. (a)	26,880
1,504	Rayonier, Inc.	39,871
1,220	Realty Income Corp.	67,637
370	Regency Centers Corp.	24,731
2,320	Simon Property Group, Inc.	416,788
1,340	SL Green Realty Corp.	141,182
13,700	Spirit Realty Capital, Inc.	147,823
5,850	STORE Capital Corp.	144,612
5,090	Sunstone Hotel Investors, Inc.	74,009
570	Ventas, Inc.	34,439
1,240	Vornado Realty Trust	121,210
1,100	Welltower, Inc.	69,058
3,365	Weyerhaeuser Co.	103,743

		5,148,395

	Real Estate Management & Development — 0.2%
1,515	CBRE Group, Inc., Class A (a)	43,996
8,000	China Resources Land Ltd., (Hong Kong)	19,382
2,000	Mitsui Fudosan Co., Ltd., (Japan)	48,022

		111,400

	Total Real Estate	5,259,795

	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.2%
6,170	BT Group plc, (United Kingdom)	27,520
900	Nippon Telegraph & Telephone Corp., (Japan)	36,127
50,051	Telecom Italia S.p.A., (Italy) (a)	37,705
562	Verizon Communications, Inc.	28,044

		129,396

	Wireless Telecommunication Services — 0.1%
439	T-Mobile U.S., Inc. (a)	23,798
9,573	Vodafone Group plc, (United Kingdom)	23,126

		46,924

	Total Telecommunication Services	176,320

	Utilities — 2.3%
	Electric Utilities — 1.5%
1,518	American Electric Power Co., Inc.	89,638
4,000	CLP Holdings Ltd., (Hong Kong)	39,023
636	CPFL Energia S.A., (Brazil), ADR	9,127
1,745	Duke Energy Corp.	128,729
998	Edison International	68,632
748	Enel Americas S.A., (Chile), ADR	5,976
23,693	Enel S.p.A., (Italy)	95,664
1,024	Eversource Energy	52,859
1,846	Exelon Corp.	60,013
11,967	Iberdrola S.A., (Spain)	71,976
1,236	NextEra Energy, Inc.	141,188
979	PG&E Corp.	57,565
1,356	PPL Corp.	45,372
1,962	Southern Co. (The)	91,861
2,016	SSE plc, (United Kingdom)	37,139
1,859	Xcel Energy, Inc.	72,520

		1,067,282

	Gas Utilities — 0.1%
4,000	China Gas Holdings Ltd., (Hong Kong)	5,281
8,000	China Resources Gas Group Ltd., (Hong Kong)	23,697
4,041	Snam S.p.A., (Italy)	15,640

		44,618

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Independent Power & Renewable Electricity Producers — 0.0% (g)
4,000	China Resources Power Holdings Co., Ltd., (Hong Kong)	6,576

	Multi-Utilities — 0.7%
10,971	Centrica plc, (United Kingdom)	28,810
612	Consolidated Edison, Inc.	42,699
1,231	Dominion Resources, Inc.	90,220
4,005	E.ON SE, (Germany)	26,373
3,237	Engie S.A., (France)	39,856
7,785	National Grid plc, (United Kingdom)	88,475
1,012	Public Service Enterprise Group, Inc.	41,806
718	Sempra Energy	71,657
636	WEC Energy Group, Inc.	35,622

		465,518

	Water Utilities — 0.0% (g)
8,000	Beijing Enterprises Water Group Ltd., (Hong Kong) (a)	5,765
666	Cia de Saneamento Basico do Estado de Sao Paulo, (Brazil), ADR (a)	5,861
4,000	Guangdong Investment Ltd., (Hong Kong)	5,592
653	Pennon Group plc, (United Kingdom)	6,670

		23,888

	Total Utilities	1,607,882

	Total Common Stocks (Cost $23,527,128)	23,318,066

Corporate Bonds — 26.6%
	Consumer Discretionary — 2.7%
	Auto Components — 0.2%
	American Axle & Manufacturing, Inc.,
25,000	6.250%, 03/15/21	25,500
8,000	6.625%, 10/15/22	8,040
7,000	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (e)	6,807
	Goodyear Tire & Rubber Co. (The),
50,000	5.000%, 05/31/26	49,625
8,000	5.125%, 11/15/23	8,170
15,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22	14,494
19,000	MPG Holdco I, Inc., 7.375%, 10/15/22	19,475
25,000	Tenneco, Inc., 5.375%, 12/15/24	25,750

		157,861

	Automobiles — 0.2%
150,000	Daimler Finance North America LLC, 1.875%, 01/11/18 (e)	150,170

	Distributors — 0.1%
10,000	Global Partners LP/GLP Finance Corp., 6.250%, 07/15/22	9,450
25,000	LKQ Corp., 4.750%, 05/15/23	25,000

		34,450

	Diversified Consumer Services — 0.0% (g)
12,000	Service Corp. International, 5.375%, 05/15/24	12,479
9,000	ServiceMaster Co. LLC (The), 5.125%, 11/15/24 (e)	9,022

		21,501

	Hotels, Restaurants & Leisure — 0.5%
18,000	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 6.000%, 04/01/22 (e)	18,765
18,000	Boyd Gaming Corp., 6.875%, 05/15/23	19,238
10,000	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	9,675
72,000	GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/23	75,241
10,000	Hilton Domestic Operating Co., Inc., 4.250%, 09/01/24 (e)	9,800
4,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.125%, 12/01/24 (e)	4,110
10,000	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.750%, 11/15/21 (e)	10,025
71,000	MGM Resorts International, 6.000%, 03/15/23	76,325
7,000	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	7,101
55,000	Scientific Games International, Inc., 7.000%, 01/01/22 (e)	58,025
40,000	Six Flags Entertainment Corp., 4.875%, 07/31/24 (e)	38,800
30,000	Yum! Brands, Inc., 3.750%, 11/01/21	30,188

		357,293

	Household Durables — 0.1%
18,000	CalAtlantic Group, Inc., 5.875%, 11/15/24	18,495
10,000	M/I Homes, Inc., 6.750%, 01/15/21	10,400

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Household Durables — continued
8,000	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	7,960
7,000	Meritage Homes Corp., 7.000%, 04/01/22	7,612
10,000	PulteGroup, Inc., 5.000%, 01/15/27	9,413
	Tempur Sealy International, Inc.,
19,000	5.500%, 06/15/26	18,905
8,000	5.625%, 10/15/23	8,160
15,000	Toll Brothers Finance Corp., 4.875%, 11/15/25	14,775

		95,720

	Internet & Direct Marketing Retail — 0.0% (g)
15,000	Netflix, Inc., 4.375%, 11/15/26 (e)	14,607

	Media — 1.3%
5,000	AMC Entertainment Holdings, Inc., 5.875%, 11/15/26 (e)	5,037
40,000	AMC Networks, Inc., 4.750%, 12/15/22	40,050
30,000	Cablevision Systems Corp., 8.000%, 04/15/20	32,250
	Charter Communications Operating LLC/Charter Communications Operating Capital,
45,000	4.464%, 07/23/22 (e)	46,704
75,000	4.908%, 07/23/25 (e)	78,182
	Clear Channel Worldwide Holdings, Inc.,
25,000	Series B, 6.500%, 11/15/22	25,219
25,000	Series B, 7.625%, 03/15/20	24,656
70,000	Comcast Corp., 3.150%, 03/01/26	69,443
	CSC Holdings LLC,
5,000	6.750%, 11/15/21	5,256
30,000	8.625%, 02/15/19	33,075
91,000	DISH DBS Corp., 6.750%, 06/01/21	97,825
24,000	Hughes Satellite Systems Corp., 5.250%, 08/01/26 (e)	22,710
25,000	iHeartCommunications, Inc., 9.000%, 12/15/19	19,687
15,000	Live Nation Entertainment, Inc., 4.875%, 11/01/24 (e)	14,925
55,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	56,100
30,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 03/15/25	30,825
55,000	Regal Entertainment Group, 5.750%, 03/15/22	57,750
50,000	Sinclair Television Group, Inc., 5.625%, 08/01/24 (e)	49,375
82,000	Sirius XM Radio, Inc., 5.375%, 07/15/26 (e)	81,385
	Time Warner, Inc.,
20,000	2.950%, 07/15/26	18,626
15,000	3.800%, 02/15/27	14,908
45,000	Univision Communications, Inc., 5.125%, 05/15/23 (e)	43,369
	WMG Acquisition Corp.,
5,000	4.875%, 11/01/24 (e)	4,950
10,000	5.000%, 08/01/23 (e)	10,000
23,000	5.625%, 04/15/22 (e)	23,690

		905,997

	Multiline Retail — 0.1%
35,000	Dollar Tree, Inc., 5.750%, 03/01/23	37,188
20,000	J.C. Penney Corp., Inc., 5.875%, 07/01/23 (e)	20,500
10,000	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	7,900

		65,588

	Specialty Retail — 0.2%
10,000	Caleres, Inc., 6.250%, 08/15/23	10,450
35,000	L Brands, Inc., 5.625%, 10/15/23	37,231
12,000	Penske Automotive Group, Inc., 5.500%, 05/15/26	11,566
20,000	PetSmart, Inc., 7.125%, 03/15/23 (e)	20,475
35,000	Sally Holdings LLC/Sally Capital, Inc., 5.500%, 11/01/23	36,400

		116,122

	Textiles, Apparel & Luxury Goods — 0.0% (g)
20,000	Levi Strauss & Co., 5.000%, 05/01/25	19,950

	Total Consumer Discretionary	1,939,259

	Consumer Staples — 1.9%
	Beverages — 0.3%
170,000	Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	170,819
14,000	Constellation Brands, Inc., 4.750%, 12/01/25	15,053
19,000	Cott Beverages, Inc., 5.375%, 07/01/22	19,071

		204,943

	Food & Staples Retailing — 0.6%
	Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
10,000	5.750%, 03/15/25 (e)	9,813
32,000	6.625%, 06/15/24 (e)	33,075

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food & Staples Retailing — continued
	CVS Health Corp.,
65,000	2.800%, 07/20/20	65,794
75,000	3.875%, 07/20/25	76,842
8,000	Ingles Markets, Inc., 5.750%, 06/15/23	8,183
35,000	Kroger Co. (The), 2.650%, 10/15/26	32,284
19,000	New Albertsons, Inc., 8.000%, 05/01/31	18,430
35,000	Rite Aid Corp., 6.125%, 04/01/23 (e)	37,411
	SUPERVALU, Inc.,
10,000	6.750%, 06/01/21	9,900
50,000	7.750%, 11/15/22	49,500
11,000	U.S. Foods, Inc., 5.875%, 06/15/24 (e)	11,275
65,000	Walgreens Boots Alliance, Inc., 2.600%, 06/01/21	64,644

		417,151

	Food Products — 0.5%
8,000	B&G Foods, Inc., 4.625%, 06/01/21	8,160
8,000	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	7,900
19,000	Darling Ingredients, Inc., 5.375%, 01/15/22	19,784
18,000	Dean Foods Co., 6.500%, 03/15/23 (e)	18,720
	JBS USA LUX S.A./JBS USA Finance, Inc.,
20,000	5.750%, 06/15/25 (e)	19,600
31,000	5.875%, 07/15/24 (e)	30,802
80,000	Kraft Heinz Foods Co., 3.000%, 06/01/26	75,427
	Lamb Weston Holdings, Inc.,
6,000	4.625%, 11/01/24 (e)	5,985
6,000	4.875%, 11/01/26 (e)	5,970
11,000	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	10,973
11,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 01/15/24	11,577
	Post Holdings, Inc.,
12,000	5.000%, 08/15/26 (e)	11,382
7,000	6.750%, 12/01/21 (e)	7,455
	Smithfield Foods, Inc.,
3,000	5.250%, 08/01/18 (e)	3,030
22,000	5.875%, 08/01/21 (e)	22,852
	TreeHouse Foods, Inc.,
37,000	4.875%, 03/15/22	37,925
21,000	6.000%, 02/15/24 (e)	21,840

		319,382

	Household Products — 0.0% (g)
25,000	Spectrum Brands, Inc., 5.750%, 07/15/25	25,938

	Personal Products — 0.1%
28,000	Nature’s Bounty Co. (The), 7.625%, 05/15/21 (e)	27,615
10,000	Prestige Brands, Inc., 5.375%, 12/15/21 (e)	10,275
	Revlon Consumer Products Corp.,
12,000	5.750%, 02/15/21	11,925
15,000	6.250%, 08/01/24 (e)	14,813

		64,628

	Tobacco — 0.4%
130,000	Altria Group, Inc., 2.850%, 08/09/22	129,901
12,000	B.A.T. International Finance plc, (United Kingdom), 3.950%, 06/15/25 (e)	12,380
120,000	Philip Morris International, Inc., 2.125%, 05/10/23	114,517
50,000	Reynolds American, Inc., 4.450%, 06/12/25	52,897

		309,695

	Total Consumer Staples	1,341,737

	Energy — 2.5%
	Energy Equipment & Services — 0.2%
10,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.500%, 08/15/22	9,775
	Transocean, Inc., (Cayman Islands),
3,000	5.550%, 10/15/22	2,647
7,000	6.800%, 03/15/38	4,953
44,000	9.000%, 07/15/23 (e)	44,440
1,000	Weatherford International LLC, 6.800%, 06/15/37	790
	Weatherford International Ltd., (Bermuda),
4,000	5.950%, 04/15/42	2,970
8,000	6.500%, 08/01/36	6,160
2,000	6.750%, 09/15/40	1,545
3,000	7.000%, 03/15/38	2,392
12,000	7.750%, 06/15/21	11,730
28,000	9.875%, 02/15/24 (e)	28,980
5,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23	5,375

		121,757

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — 2.3%
	Antero Resources Corp.,
20,000	5.125%, 12/01/22	20,300
24,000	5.375%, 11/01/21	24,750
35,000	6.000%, 12/01/20	36,094
5,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	4,825
10,000	Boardwalk Pipelines LP, 5.950%, 06/01/26	10,655
	BP Capital Markets plc, (United Kingdom),
160,000	1.375%, 05/10/18	159,428
100,000	3.216%, 11/28/23	99,826
15,000	Buckeye Partners LP, 3.950%, 12/01/26	14,359
29,000	California Resources Corp., 8.000%, 12/15/22 (e)	23,345
30,000	Canadian Natural Resources Ltd., (Canada), 3.800%, 04/15/24	29,259
	Cenovus Energy, Inc., (Canada),
11,000	3.000%, 08/15/22	10,419
5,000	4.450%, 09/15/42	4,112
4,000	6.750%, 11/15/39	4,201
	Chesapeake Energy Corp.,
15,000	4.875%, 04/15/22	12,787
3,000	5.750%, 03/15/23	2,580
2,000	6.125%, 02/15/21	1,835
2,000	6.625%, 08/15/20	1,940
28,000	8.000%, 12/15/22 (e)	28,980
	Chevron Corp.,
75,000	1.961%, 03/03/20	74,260
145,000	2.419%, 11/17/20	145,953
12,000	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	12,180
5,000	Columbia Pipeline Group, Inc., 4.500%, 06/01/25	5,189
38,000	Concho Resources, Inc., 5.500%, 10/01/22	39,378
	Continental Resources, Inc.,
3,000	4.500%, 04/15/23	2,917
3,000	5.000%, 09/15/22	2,993
10,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.250%, 04/01/23	10,150
12,000	DCP Midstream Operating LP, 3.875%, 03/15/23	11,514
40,000	Devon Energy Corp., 3.250%, 05/15/22	38,777
12,000	Encana Corp., (Canada), 3.900%, 11/15/21	11,866
25,000	Energy Transfer Equity LP, 5.875%, 01/15/24	25,812
	EnLink Midstream Partners LP,
5,000	4.150%, 06/01/25	4,730
3,000	4.850%, 07/15/26	2,946
55,000	Enterprise Products Operating LLC, 3.950%, 02/15/27	55,205
	EP Energy LLC/Everest Acquisition Finance, Inc.,
4,000	8.000%, 11/29/24 (e)	4,120
36,000	9.375%, 05/01/20	30,161
15,000	Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 06/15/24	14,625
35,000	Hess Corp., 4.300%, 04/01/27	33,085
	Hilcorp Energy I LP/Hilcorp Finance Co.,
41,000	5.000%, 12/01/24 (e)	41,410
20,000	5.750%, 10/01/25 (e)	20,300
20,000	Holly Energy Partners LP/Holly Energy Finance Corp., 6.500%, 03/01/20	20,478
5,000	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	4,850
22,000	MEG Energy Corp., (Canada), 6.500%, 03/15/21 (e)	19,800
	Newfield Exploration Co.,
8,000	5.375%, 01/01/26	8,123
19,000	5.750%, 01/30/22	19,665
20,000	NGPL PipeCo LLC, 9.625%, 06/01/19 (e)	20,900
	NuStar Logistics LP,
3,000	4.800%, 09/01/20	3,015
7,000	6.750%, 02/01/21	7,525
	Oasis Petroleum, Inc.,
8,000	6.500%, 11/01/21	8,080
4,000	6.875%, 03/15/22	4,120
16,000	6.875%, 01/15/23	16,400
25,000	ONEOK Partners LP, 4.900%, 03/15/25	26,350
	ONEOK, Inc.,
3,000	4.250%, 02/01/22	2,932
2,000	7.500%, 09/01/23	2,264
40,000	Phillips 66 Partners LP, 3.550%, 10/01/26	38,086
	QEP Resources, Inc.,
4,000	5.250%, 05/01/23	3,880

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
12,000	5.375%, 10/01/22	11,700
7,000	6.875%, 03/01/21	7,228
	Range Resources Corp.,
12,000	4.875%, 05/15/25	11,340
3,000	5.000%, 03/15/23 (e)	2,880
8,000	Rice Energy, Inc., 7.250%, 05/01/23	8,400
26,000	RSP Permian, Inc., 6.625%, 10/01/22	27,287
	SM Energy Co.,
5,000	5.000%, 01/15/24	4,712
9,000	6.500%, 11/15/21	9,113
10,000	6.500%, 01/01/23	10,050
60,000	Sunoco Logistics Partners Operations LP, 4.250%, 04/01/24	59,856
20,000	Sunoco LP/Sunoco Finance Corp., 6.375%, 04/01/23	20,050
10,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.500%, 09/15/24 (e)	9,900
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
11,000	4.250%, 11/15/23	10,368
15,000	5.125%, 02/01/25 (e)	14,803
5,000	5.375%, 02/01/27 (e)	4,937
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
10,000	5.250%, 01/15/25	10,137
25,000	6.375%, 05/01/24	26,938
50,000	Total Capital International S.A., (France), 2.700%, 01/25/23	49,447
	Western Gas Partners LP,
5,000	4.650%, 07/01/26	5,059
5,000	5.375%, 06/01/21	5,335
4,000	Western Refining, Inc., 6.250%, 04/01/21	4,163
	Whiting Petroleum Corp.,
20,000	5.000%, 03/15/19	19,750
10,000	5.750%, 03/15/21	9,850
5,000	Williams Cos., Inc. (The), 5.750%, 06/24/44	4,738
7,000	WPX Energy, Inc., 6.000%, 01/15/22	7,173

		1,638,948

	Total Energy	1,760,705

	Financials — 7.6%
	Banks — 3.2%
	Bank of America Corp.,
85,000	2.503%, 10/21/22	82,487
135,000	3.875%, 08/01/25	137,252
65,000	Series L, 3.950%, 04/21/25	64,361
175,000	Bank of Montreal, (Canada), 2.375%, 01/25/19	176,423
90,000	Bank of Nova Scotia (The), (Canada), 2.450%, 03/22/21	89,637
200,000	Barclays plc, (United Kingdom), 2.000%, 03/16/18	199,395
185,000	CIT Group, Inc., 5.000%, 08/15/22	192,631
	Citigroup, Inc.,
100,000	1.750%, 05/01/18	99,836
195,000	1.800%, 02/05/18	194,951
90,000	3.700%, 01/12/26	89,686
45,000	4.600%, 03/09/26	46,314
200,000	HSBC Bank plc, (United Kingdom), 1.500%, 05/15/18 (e)	198,915
250,000	PNC Bank N.A., 2.200%, 01/28/19	251,614
90,000	Royal Bank of Scotland Group plc, (United Kingdom), 6.125%, 12/15/22	93,185
	Toronto-Dominion Bank (The), (Canada),
110,000	2.125%, 04/07/21	108,586
60,000	2.500%, 12/14/20	60,389
	Wells Fargo & Co.,
115,000	2.500%, 03/04/21	114,606
55,000	3.000%, 10/23/26	52,489
15,000	Westpac Banking Corp., (Australia), VAR, 4.322%, 11/23/31	14,839

		2,267,596

	Capital Markets — 2.3%
120,000	Bank of New York Mellon Corp. (The), Series G, 2.150%, 02/24/20	119,759
250,000	Credit Suisse AG, (Switzerland), 1.750%, 01/29/18	249,646
	Goldman Sachs Group, Inc. (The),
50,000	2.350%, 11/15/21	48,546
300,000	2.375%, 01/22/18	301,839
150,000	3.750%, 05/22/25	150,986
	Morgan Stanley,
165,000	2.500%, 01/24/19	166,413
65,000	2.625%, 11/17/21	64,247
202,000	2.650%, 01/27/20	203,141
45,000	4.350%, 09/08/26	45,943
250,000	UBS AG, (Switzerland), 1.800%, 03/26/18	250,051

		1,600,571

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — 0.8%
	Ally Financial, Inc.,
95,000	4.625%, 05/19/22	94,668
15,000	8.000%, 11/01/31	17,025
45,000	Capital One Financial Corp., 3.750%, 07/28/26	43,283
200,000	Ford Motor Credit Co. LLC, 3.200%, 01/15/21	199,558
	General Motors Financial Co., Inc.,
185,000	2.400%, 04/10/18	185,080
60,000	3.700%, 05/09/23	58,950

		598,564

	Diversified Financial Services — 0.6%
10,000	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	7,500
70,000	Berkshire Hathaway, Inc., 3.125%, 03/15/26	69,283
15,000	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	11,963
200,000	GE Capital International Funding Co., Unlimited Co., (Ireland), 2.342%, 11/15/20	199,839
35,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 7.875%, 10/01/20	35,787
	Shell International Finance B.V., (Netherlands),
30,000	2.875%, 05/10/26	28,840
75,000	3.250%, 05/11/25	74,694
10,000	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	9,425

		437,331

	Insurance — 0.6%
	American International Group, Inc.,
55,000	3.300%, 03/01/21	56,397
80,000	3.900%, 04/01/26	80,903
15,000	Arch Capital Finance LLC, 4.011%, 12/15/26	15,006
20,000	CNO Financial Group, Inc., 5.250%, 05/30/25	19,975
10,000	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	11,200
150,000	Metropolitan Life Global Funding I, 2.500%, 12/03/20 (e)	150,311
20,000	NFP Corp., 9.000%, 07/15/21 (e)	20,700
80,000	Prudential Financial, Inc., 3.500%, 05/15/24	81,540

		436,032

	Thrifts & Mortgage Finance — 0.1%
30,000	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	28,800
25,000	Radian Group, Inc., 7.000%, 03/15/21	27,211

		56,011

	Total Financials	5,396,105

	Health Care — 2.8%
	Biotechnology — 0.3%
70,000	AbbVie, Inc., 3.200%, 05/14/26	66,497
	Amgen, Inc.,
55,000	1.850%, 08/19/21	52,848
25,000	2.600%, 08/19/26	23,133
35,000	Celgene Corp., 3.875%, 08/15/25	35,533
55,000	Gilead Sciences, Inc., 2.950%, 03/01/27	52,205

		230,216

	Health Care Equipment & Supplies — 0.4%
	Abbott Laboratories,
145,000	2.350%, 11/22/19	145,068
20,000	2.900%, 11/30/21	19,876
20,000	3.750%, 11/30/26	19,686
15,000	Hologic, Inc., 5.250%, 07/15/22 (e)	15,563
32,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg), 5.625%, 10/15/23 (e)	28,960
20,000	Medtronic, Inc., 3.500%, 03/15/25	20,495
11,000	Teleflex, Inc., 4.875%, 06/01/26	10,890

		260,538

	Health Care Providers & Services — 1.1%
19,000	Acadia Healthcare Co., Inc., 5.625%, 02/15/23	18,715
60,000	Aetna, Inc., 3.200%, 06/15/26	58,731
15,000	AMN Healthcare, Inc., 5.125%, 10/01/24 (e)	14,850
18,000	Amsurg Corp., 5.625%, 07/15/22	18,424
55,000	Anthem, Inc., 3.500%, 08/15/24	54,862
	Centene Corp.,
10,000	4.750%, 01/15/25	9,575
29,000	6.125%, 02/15/24	29,467
	CHS/Community Health Systems, Inc.,
27,000	5.125%, 08/01/21	24,418
6,000	7.125%, 07/15/20	4,230
20,000	8.000%, 11/15/19	15,750
59,000	DaVita, Inc., 5.125%, 07/15/24	58,263
15,000	Envision Healthcare Corp., 5.125%, 07/01/22 (e)	14,775
45,000	Express Scripts Holding Co., 3.400%, 03/01/27	42,572

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
29,000	Fresenius Medical Care U.S. Finance II, Inc., 5.875%, 01/31/22 (e)	32,045
	HCA, Inc.,
73,000	5.000%, 03/15/24	73,183
90,000	Series 1, 5.875%, 05/01/23	92,475
25,000	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	21,875
11,000	LifePoint Health, Inc., 5.375%, 05/01/24 (e)	10,615
29,000	MPH Acquisition Holdings LLC, 7.125%, 06/01/24 (e)	30,486
16,000	Team Health, Inc., 7.250%, 12/15/23 (e)	18,020
	Tenet Healthcare Corp.,
31,000	4.375%, 10/01/21	29,721
30,000	4.500%, 04/01/21	29,100
4,000	5.000%, 03/01/19	3,810
5,000	7.500%, 01/01/22 (e)	5,147
11,000	8.125%, 04/01/22	10,038
55,000	UnitedHealth Group, Inc., 3.100%, 03/15/26	54,443

		775,590

	Health Care Technology — 0.0% (g)
25,000	Quintiles IMS, Inc., 4.875%, 05/15/23 (e)	25,487

	Life Sciences Tools & Services — 0.1%
55,000	Thermo Fisher Scientific, Inc., 4.150%, 02/01/24	57,387

	Pharmaceuticals — 0.9%
	Actavis Funding SCS, (Luxembourg),
100,000	2.350%, 03/12/18	100,595
75,000	3.000%, 03/12/20	76,101
75,000	3.800%, 03/15/25	75,330
	Concordia International Corp., (Canada),
39,000	7.000%, 04/15/23 (e)	14,820
3,000	9.000%, 04/01/22 (e)	2,760
26,000	Endo Finance LLC, 5.750%, 01/15/22 (e)	23,432
50,000	Merck & Co., Inc., 2.350%, 02/10/22	49,722
55,000	Mylan N.V., (Netherlands), 3.950%, 06/15/26 (e)	51,494
70,000	Shire Acquisitions Investments Ireland DAC, (Ireland), 3.200%, 09/23/26	65,588
80,000	Teva Pharmaceutical Finance Netherlands III B.V., (Netherlands), 2.800%, 07/21/23	75,520
	Valeant Pharmaceuticals International, Inc., (Canada),
50,000	5.875%, 05/15/23 (e)	36,969
34,000	6.375%, 10/15/20 (e)	28,730
2,000	7.000%, 10/01/20 (e)	1,730
21,000	7.250%, 07/15/22 (e)	17,220

		620,011

	Total Health Care	1,969,229

	Industrials — 1.6%
	Aerospace & Defense — 0.4%
	Arconic, Inc.,
35,000	5.125%, 10/01/24	35,700
10,000	5.400%, 04/15/21	10,563
	Bombardier, Inc., (Canada),
16,000	4.750%, 04/15/19 (e)	15,940
20,000	8.750%, 12/01/21 (e)	19,850
10,000	L-3 Communications Corp., 3.850%, 12/15/26	9,975
50,000	Lockheed Martin Corp., 2.900%, 03/01/25	48,809
50,000	Northrop Grumman Corp., 3.200%, 02/01/27	49,670
8,000	Orbital ATK, Inc., 5.500%, 10/01/23	8,260
	TransDigm, Inc.,
30,000	6.000%, 07/15/22	30,844
8,000	6.500%, 07/15/24	8,290
50,000	United Technologies Corp., 1.950%, 11/01/21	48,982

		286,883

	Air Freight & Logistics — 0.0% (g)
20,000	XPO Logistics, Inc., 6.125%, 09/01/23 (e)	20,450

	Airlines — 0.0% (g)
25,000	American Airlines Group, Inc., 5.500%, 10/01/19 (e)	25,531

	Building Products — 0.1%
10,000	Masonite International Corp., (Canada), 5.625%, 03/15/23 (e)	10,175
7,000	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	7,577
29,000	Standard Industries, Inc., 6.000%, 10/15/25 (e)	30,160
25,000	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 07/15/23	25,375

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Building Products — continued
8,000	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	7,640

		80,927

	Commercial Services & Supplies — 0.2%
9,000	ACCO Brands Corp., 6.750%, 04/30/20	9,428
	ADT Corp. (The),
5,000	3.500%, 07/15/22	4,706
35,000	4.125%, 06/15/23	33,250
7,000	Aramark Services, Inc., 5.125%, 01/15/24	7,187
20,000	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	18,500
15,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.375%, 08/01/23 (e)	15,451
40,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.250%, 05/15/23 (e)	43,000
	West Corp.,
5,000	4.750%, 07/15/21 (e)	5,100
12,000	5.375%, 07/15/22 (e)	11,565

		148,187

	Construction & Engineering — 0.1%
54,000	AECOM, 5.875%, 10/15/24	56,565
41,000	MasTec, Inc., 4.875%, 03/15/23	40,077

		96,642

	Electrical Equipment — 0.1%
15,000	Cortes NP Acquisition Corp., 9.250%, 10/15/24 (e)	15,187
13,000	EnerSys, 5.000%, 04/30/23 (e)	13,033
22,000	Sensata Technologies B.V., (Netherlands), 4.875%, 10/15/23 (e)	22,605

		50,825

	Industrial Conglomerates — 0.0% (g)
20,000	Honeywell International, Inc., 2.500%, 11/01/26	18,867

	Machinery — 0.1%
13,000	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	12,480
10,000	Illinois Tool Works, Inc., 2.650%, 11/15/26	9,561
7,000	Oshkosh Corp., 5.375%, 03/01/25	7,210

		29,251

	Marine — 0.0% (g)
5,000	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	4,062

	Road & Rail — 0.1%
70,000	Burlington Northern Santa Fe LLC, 3.400%, 09/01/24	71,981

	Trading Companies & Distributors — 0.5%
15,000	Ahern Rentals, Inc., 7.375%, 05/15/23 (e)	11,923
65,000	Air Lease Corp., 3.000%, 09/15/23	62,029
55,000	Aircastle Ltd., (Bermuda), 5.125%, 03/15/21	57,887
7,000	H&E Equipment Services, Inc., 7.000%, 09/01/22	7,368
15,000	HD Supply, Inc., 5.750%, 04/15/24 (e)	15,338
100,000	International Lease Finance Corp., 3.875%, 04/15/18	101,950
60,000	United Rentals North America, Inc., 5.750%, 11/15/24	62,100
19,000	WESCO Distribution, Inc., 5.375%, 06/15/24 (e)	19,000

		337,595

	Total Industrials	1,171,201

	Information Technology — 2.1%
	Communications Equipment — 0.5%
19,000	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	19,902
	Avaya, Inc.,
20,000	7.000%, 04/01/19 (e)	17,400
10,000	10.500%, 03/01/21 (e)	4,700
135,000	Cisco Systems, Inc., 2.200%, 02/28/21	134,203
25,000	CommScope, Inc., 5.500%, 06/15/24 (e)	25,590
	Harris Corp.,
50,000	1.999%, 04/27/18	50,089
50,000	3.832%, 04/27/25	50,585
10,000	Nokia OYJ, (Finland), 6.625%, 05/15/39	10,350

		312,819

	Electronic Equipment, Instruments & Components — 0.0% (g)
8,000	Anixter, Inc., 5.500%, 03/01/23	8,260
20,000	CDW LLC/CDW Finance Corp., 5.500%, 12/01/24	20,500

		28,760

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Internet Software & Services — 0.0% (g)
8,000	Match Group, Inc., 6.375%, 06/01/24	8,460

	IT Services — 0.3%
5,000	Alliance Data Systems Corp., 5.875%, 11/01/21 (e)	5,013
	First Data Corp.,
25,000	5.000%, 01/15/24 (e)	25,219
35,000	5.750%, 01/15/24 (e)	35,438
30,000	7.000%, 12/01/23 (e)	31,406
100,000	Visa, Inc., 2.200%, 12/14/20	99,944

		197,020

	Semiconductors & Semiconductor Equipment — 0.2%
8,000	Advanced Micro Devices, Inc., 7.000%, 07/01/24	8,080
	Analog Devices, Inc.,
40,000	2.500%, 12/05/21	39,837
20,000	3.125%, 12/05/23	19,928
15,000	3.500%, 12/05/26	14,905
	Micron Technology, Inc.,
25,000	5.250%, 01/15/24 (e)	24,440
10,000	5.500%, 02/01/25	9,825
7,000	7.500%, 09/15/23 (e)	7,700
7,000	Microsemi Corp., 9.125%, 04/15/23 (e)	8,103
10,000	Qorvo, Inc., 6.750%, 12/01/23	10,788

		143,606

	Software — 0.6%
30,000	Camelot Finance S.A., (Luxembourg), 7.875%, 10/15/24 (e)	30,694
10,000	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden U.S. Ho, 10.000%, 11/30/24 (e)	10,475
3,000	Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.625%, 11/15/24 (e)	3,000
35,000	Infor U.S., Inc., 6.500%, 05/15/22	36,050
7,000	Informatica LLC, 7.125%, 07/15/23 (e)	6,580
110,000	Microsoft Corp., 2.400%, 08/08/26	104,151
10,000	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	10,225
15,000	Open Text Corp., (Canada), 5.625%, 01/15/23 (e)	15,262
	Oracle Corp.,
135,000	2.400%, 09/15/23	130,415
45,000	2.500%, 05/15/22	44,530
20,000	Solera LLC/Solera Finance, Inc., 10.500%, 03/01/24 (e)	22,100

		413,482

	Technology Hardware, Storage & Peripherals — 0.5%
	Apple, Inc.,
155,000	2.500%, 02/09/25	148,299
20,000	3.250%, 02/23/26	20,095
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
26,000	5.875%, 06/15/21 (e)	27,400
80,000	6.020%, 06/15/26 (e)	83,767
25,000	7.125%, 06/15/24 (e)	27,295
8,000	Diebold, Inc., 8.500%, 04/15/24	8,364
13,000	EMC Corp., 2.650%, 06/01/20	12,455
	Western Digital Corp.,
15,000	7.375%, 04/01/23 (e)	16,200
10,000	10.500%, 04/01/24 (e)	11,575

		355,450

	Total Information Technology	1,459,597

	Materials — 1.6%
	Chemicals — 0.7%
75,000	Blue Cube Spinco, Inc., 10.000%, 10/15/25	89,250
	CF Industries, Inc.,
57,000	3.400%, 12/01/21 (e)	56,464
8,000	4.500%, 12/01/26 (e)	7,844
5,000	4.950%, 06/01/43	3,962
10,000	5.150%, 03/15/34	8,400
27,000	CVR Partners LP/CVR Nitrogen Finance Corp., 9.250%, 06/15/23 (e)	26,730
40,000	Hexion, Inc., 6.625%, 04/15/20	34,400
200,000	LyondellBasell Industries N.V., (Netherlands), 5.000%, 04/15/19	211,671
65,000	PolyOne Corp., 5.250%, 03/15/23	64,675
20,000	Valvoline, Inc., 5.500%, 07/15/24 (e)	20,650

		524,046

	Construction Materials — 0.0% (g)
8,000	U.S. Concrete, Inc., 6.375%, 06/01/24	8,340

	Containers & Packaging — 0.2%
60,000	Ball Corp., 5.250%, 07/01/25	62,438
11,000	Graphic Packaging International, Inc., 4.750%, 04/15/21	11,577
20,000	Owens-Brockway Glass Container, Inc., 5.375%, 01/15/25 (e)	20,075

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Containers & Packaging — continued
75,000	Sealed Air Corp., 5.125%, 12/01/24 (e)	76,125

		170,215

	Metals & Mining — 0.6%
	ArcelorMittal, (Luxembourg),
54,000	6.125%, 06/01/25	58,860
56,000	7.250%, 02/25/22	62,843
10,000	Coeur Mining, Inc., 7.875%, 02/01/21	10,375
15,000	Commercial Metals Co., 4.875%, 05/15/23	15,023
80,000	Freeport-McMoRan, Inc., 3.550%, 03/01/22	75,792
10,000	Hecla Mining Co., 6.875%, 05/01/21	10,187
10,000	HudBay Minerals, Inc., (Canada), 9.500%, 10/01/20	10,525
10,000	Kaiser Aluminum Corp., 5.875%, 05/15/24	10,325
15,000	Lundin Mining Corp., (Canada), 7.500%, 11/01/20 (e)	15,990
10,000	New Gold, Inc., (Canada), 7.000%, 04/15/20 (e)	10,275
	Steel Dynamics, Inc.,
5,000	5.000%, 12/15/26 (e)	5,025
100,000	6.375%, 08/15/22	105,250
	Teck Resources Ltd., (Canada),
15,000	6.000%, 08/15/40	14,550
20,000	8.000%, 06/01/21 (e)	21,950
5,000	United States Steel Corp., 8.375%, 07/01/21 (e)	5,562

		432,532

	Paper & Forest Products — 0.1%
28,000	Clearwater Paper Corp., 4.500%, 02/01/23	27,300
2,000	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	1,565

		28,865

	Total Materials	1,163,998

	Real Estate — 0.3%
	Equity Real Estate Investment Trusts (REITs) — 0.3%
65,000	American Tower Corp., 3.375%, 10/15/26	61,432
60,000	Crown Castle International Corp., 3.700%, 06/15/26	58,184
15,000	DuPont Fabros Technology LP, 5.875%, 09/15/21	15,656
	Equinix, Inc.,
25,000	5.375%, 04/01/23	25,656
6,000	5.750%, 01/01/25	6,187
5,000	5.875%, 01/15/26	5,188
40,000	HCP, Inc., 3.400%, 02/01/25	38,220
30,000	Iron Mountain, Inc., 5.750%, 08/15/24	30,444

	Total Real Estate	240,967

	Telecommunication Services — 2.0%
	Diversified Telecommunication Services — 1.6%
	AT&T, Inc.,
100,000	1.750%, 01/15/18	99,938
65,000	3.400%, 05/15/25	62,465
105,000	4.125%, 02/17/26	105,705
120,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 02/15/26 (e)	123,300
121,000	Embarq Corp., 7.995%, 06/01/36	116,172
	Frontier Communications Corp.,
25,000	6.250%, 09/15/21	23,453
25,000	8.500%, 04/15/20	25,969
103,000	9.250%, 07/01/21	105,575
20,000	10.500%, 09/15/22	20,600
25,000	11.000%, 09/15/25	25,062
	Intelsat Jackson Holdings S.A., (Luxembourg),
25,000	5.500%, 08/01/23	16,313
10,000	7.250%, 04/01/19	7,850
20,000	8.000%, 02/15/24 (e)	20,150
	Level 3 Financing, Inc.,
52,000	5.375%, 08/15/22	52,910
15,000	5.375%, 05/01/25	14,925
25,000	SBA Communications Corp., 4.875%, 09/01/24 (e)	24,188
	Sprint Capital Corp.,
22,000	6.875%, 11/15/28	21,162
3,000	8.750%, 03/15/32	3,150
	Verizon Communications, Inc.,
110,000	2.625%, 02/21/20	110,737
115,000	2.625%, 08/15/26	105,909
18,000	Zayo Group LLC/Zayo Capital, Inc., 6.000%, 04/01/23	18,765

		1,104,298

	Wireless Telecommunication Services — 0.4%
40,000	Sprint Communications, Inc., 7.000%, 03/01/20 (e)	43,025
	Sprint Corp.,
100,000	7.125%, 06/15/24	99,250
50,000	7.625%, 02/15/25	50,812

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Wireless Telecommunication Services — continued
	T-Mobile USA, Inc.,
15,000	6.500%, 01/15/24	16,026
90,000	6.836%, 04/28/23	95,513

		304,626

	Total Telecommunication Services	1,408,924

	Utilities — 1.5%
	Electric Utilities — 0.6%
10,000	AEP Transmission Co. LLC, 3.100%, 12/01/26 (e)	9,883
70,000	Duke Energy Corp., 3.750%, 04/15/24	71,655
45,000	Emera US Finance LP, 3.550%, 06/15/26 (e)	44,152
70,000	Entergy Corp., 4.000%, 07/15/22	73,390
60,000	Exelon Corp., 3.950%, 06/15/25	61,474
40,000	ITC Holdings Corp., 3.650%, 06/15/24	40,064
25,000	Metropolitan Edison Co., 4.000%, 04/15/25 (e)	25,021
65,000	Pacific Gas & Electric Co., 3.400%, 08/15/24	66,431
25,000	Trans-Allegheny Interstate Line Co., 3.850%, 06/01/25 (e)	25,468
40,000	Xcel Energy, Inc., 3.350%, 12/01/26	39,906

		457,444

	Gas Utilities — 0.2%
20,000	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	21,000
5,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.750%, 06/15/23	4,650
5,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 05/15/23	4,913
10,000	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 11/15/23	9,500
75,000	Sabine Pass Liquefaction LLC, 5.875%, 06/30/26 (e)	79,031

		119,094

	Independent Power & Renewable Electricity Producers — 0.4%
35,000	AES Corp., 6.000%, 05/15/26	34,387
75,000	Calpine Corp., 5.250%, 06/01/26 (e)	73,313
	Dynegy, Inc.,
40,000	5.875%, 06/01/23	34,900
5,000	8.000%, 01/15/25 (e)	4,600
20,000	GenOn Energy, Inc., 9.875%, 10/15/20	13,400
45,000	NRG Energy, Inc., 7.250%, 05/15/26 (e)	43,987

		204,587

	Multi-Utilities — 0.3%
65,000	Berkshire Hathaway Energy Co., 3.500%, 02/01/25	66,061
5,000	CMS Energy Corp., 2.950%, 02/15/27	4,740
55,000	Dominion Resources, Inc., 3.625%, 12/01/24	55,349
35,000	New York State Electric & Gas Corp., 3.250%, 12/01/26 (e)	34,764
45,000	NRG Yield Operating LLC, 5.375%, 08/15/24	44,775
60,000	Sempra Energy, 4.050%, 12/01/23	62,771

		268,460

	Total Utilities	1,049,585

	Total Corporate Bonds (Cost $19,213,062)	18,901,307

SHARES
Exchange-Traded Funds — 7.2%
	Fixed Income — 2.0%
12,688	iShares TIPS Bond ETF	1,439,581

	U.S. Equity — 5.2%
46,024	Vanguard REIT ETF	3,699,869

	Total Exchange-Traded Funds (Cost $5,536,331)	5,139,450

Investment Companies — 8.4% (b)
	Alternative Assets — 2.4%
97,357	JPMorgan Opportunistic Equity Long/Short Fund, Class R6 Shares (a)	1,679,407

	Fixed Income — 6.0%
453,031	JPMorgan Floating Rate Income Fund, Class R6 Shares	4,253,962

	Total Investment Companies (Cost $6,017,406)	5,933,369

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Preferred Security — 0.0% (g) (x)
	Financials — 0.0% (g)
	Banks — 0.0% (g)
20,000	Citigroup, Inc., Series T, VAR, 6.250%, 08/15/26 (Cost $21,445)	20,550

SHARES
Preferred Stock — 0.1%
	Consumer Staples — 0.1%
	Household Products — 0.1%
286	Henkel AG & Co. KGaA, (Germany) (Cost $35,765)	33,156

PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 11.1%
	U.S. Treasury Inflation Indexed Bonds,
214,000	0.625%, 02/15/43	208,371
69,000	0.750%, 02/15/42	70,575
205,000	0.750%, 02/15/45	199,998
117,000	1.000%, 02/15/46	121,456
75,000	1.375%, 02/15/44	85,693
172,000	1.750%, 01/15/28	222,423
111,000	2.000%, 01/15/26	152,715
51,000	2.125%, 02/15/40	71,251
66,000	2.125%, 02/15/41	91,591
152,000	2.375%, 01/15/25	224,194
86,000	2.375%, 01/15/27	121,231
93,000	2.500%, 01/15/29	126,828
31,000	3.375%, 04/15/32	58,694
88,000	3.625%, 04/15/28	173,702
29,000	3.875%, 04/15/29	58,599
	U.S. Treasury Inflation Indexed Notes,
378,000	0.125%, 04/15/18	397,392
395,000	0.125%, 04/15/19	411,050
386,000	0.125%, 04/15/20	401,322
207,000	0.125%, 04/15/21	211,783
211,000	0.125%, 01/15/22	225,342
293,000	0.125%, 07/15/22	308,414
149,000	0.125%, 01/15/23	154,706
254,000	0.125%, 07/15/24	253,832
224,000	0.125%, 07/15/26	218,960
440,000	0.250%, 01/15/25	441,522
277,000	0.375%, 07/15/23	290,157
322,000	0.375%, 07/15/25	326,568
242,000	0.625%, 07/15/21	267,474
405,000	0.625%, 01/15/24	426,802
228,000	0.625%, 01/15/26	234,562
363,000	1.125%, 01/15/21	419,563
192,000	1.250%, 07/15/20	224,148
90,000	1.375%, 07/15/18	104,374
7,000	1.375%, 01/15/20	8,205
77,000	1.625%, 01/15/18	90,961
99,000	1.875%, 07/15/19	119,033
77,000	2.125%, 01/15/19	91,409
245,000	U.S. Treasury Note, 0.500%, 01/31/17 (k)	245,057

	Total U.S. Treasury Obligations (Cost $8,056,662)	7,859,957

Short-Term Investments— 10.6%
	U.S. Treasury Obligation — 0.1%
55,000	U.S. Treasury Bill, 0.295%, 01/26/17 (n)	54,968

SHARES
	Investment Companies— 10.5%
5,760,245	JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.310% (b) (l)	5,760,351
1,707,039	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.280% (b) (l)	1,707,039

	Total Investment Companies	7,467,390

	Total Short-Term Investments (Cost $7,522,365)	7,522,358

	Total Investments — 96.8% (Cost $69,930,164)	68,728,213
	Other Assets in Excess of Liabilities — 3.2%	2,268,121

	NET ASSETS — 100.0%	$70,996,334

Percentages indicated are based on net assets.

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

SUMMARY OF INVESTMENTS BY COUNTRY*
United States	71.1%
Canada	2.7
United Kingdom	2.6
Switzerland	1.8
Japan	1.6
Australia	1.4
Netherlands	1.3
France	1.1
Others (each less than 1.0%)	5.5
Short-Term Investments	10.9

*	Percentages indicated are based upon total investments as of November 30, 2016.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT NOVEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
5	Lean Hogs Futures^	12/14/16	USD	102,050	$8,335
5	E-mini Russell 2000	12/16/16	USD	661,150	(7,760)
14	WTI Crude Oil Futures^	12/19/16	USD	692,160	19,634
11	Natural Gas Futures^	12/28/16	USD	368,720	59,591
4	Gasoline RBOB Futures^	12/30/16	USD	249,060	20,049
5	NY Harb ULSD Futures^	12/30/16	USD	331,023	24,158
13	Brent Crude Oil Futures^	01/31/17	USD	682,890	58,084
6	Natural Gas Futures^	02/24/17	USD	199,680	12,585
14	Sugar No. 11 (World) Futures^	02/28/17	USD	310,621	(33,909)
7	LME Aluminum Futures^	03/13/17	USD	303,231	(284)
4	LME Zinc Futures^	03/13/17	USD	270,600	22,188
3	Hard Red Winter Wheat Futures^	03/14/17	USD	61,537	(3,759)
8	Soybean Futures^	03/14/17	USD	416,500	9,176
6	Soybean Meal Futures^	03/14/17	USD	192,660	1,422
8	Wheat Futures^	03/14/17	USD	161,100	(11,724)
3	10 Year U.S. Treasury Note	03/22/17	USD	373,547	416
9	Copper Futures^	03/29/17	USD	592,425	54,539
1	2 Year U.S. Treasury Note	03/31/17	USD	216,813	(127)
33	5 Year U.S. Treasury Note	03/31/17	USD	3,888,844	(11,640)
7	Natural Gas Futures^	04/26/17	USD	225,190	(1,018)
4	Live Cattle Futures^	04/28/17	USD	178,760	11,468
3	Cotton No.2 Futures^	05/08/17	USD	108,090	3,081
25	Corn Futures^	05/12/17	USD	444,688	(10,886)
2	LME Nickel Futures^	05/15/17	USD	135,459	(255)
6	Gold 100 OZ Futures^	06/28/17	USD	707,940	(63,316)
10	Soybean Oil Futures^	07/14/17	USD	224,880	8,275
3	Coffee ‘C’ Futures^	07/19/17	USD	174,431	(23,071)
4	Silver Futures^	07/27/17	USD	332,220	(40,090)
	Short Futures Outstanding
(7)	E-mini S&P 500	12/16/16	USD	(769,580)	(26,094)
(6)	Mini MSCI EAFE Index Futures	12/16/16	USD	(490,530)	26,238
(2)	E-mini Crude Oil Futures^	12/19/16	USD	(49,440)	(3,145)
(1)	Mini Gold Futures^	02/24/17	USD	(37,565)	1,470
(8)	10 Year U.S. Treasury Note	03/22/17	USD	(996,125)	615
(3)	Mini Silver Futures^	03/29/17	USD	(49,446)	571
(34)	5 Year U.S. Treasury Note	03/31/17	USD	(4,006,688)	204

					$105,021

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
134,083	AUD	Australia and New Zealand Banking Group Limited	02/14/17	$102,968	$98,835	$(4,133)

117,036	CHF	Australia and New Zealand Banking Group Limited	02/14/17	120,603	115,699	(4,904)

158,959	DKK	TD Bank Financial Group	02/14/17	23,100	22,734	(366)

241,979	HKD	Australia and New Zealand Banking Group Limited	02/14/17	31,221	31,215	(6)

2,094,824	JPY	TD Bank Financial Group	02/14/17	19,204	18,383	(821)

222,168	SEK	TD Bank Financial Group	02/14/17	24,865	24,196	(669)

50,768	SGD	Australia and New Zealand Banking Group Limited	02/14/17	36,540	35,421	(1,119)

				$358,501	$346,483	$(12,018)

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
399,058	DKK	TD Bank Financial Group	02/14/17	$59,507	$57,072	$2,435
88,962	EUR	Australia and New Zealand Banking Group Limited	02/14/17	98,422	94,654	3,768
8,208	EUR	Royal Bank of Canada	02/14/17	9,035	8,733	302
5,940	EUR	TD Bank Financial Group	02/14/17	6,287	6,320	(33)

5,207	GBP	Australia and New Zealand Banking Group Limited	02/14/17	6,470	6,528	(58)

48,381	HKD	Australia and New Zealand Banking Group Limited	02/14/17	6,241	6,241	— (h)

1,666,649	JPY	Australia and New Zealand Banking Group Limited	02/14/17	14,863	14,625	238
8,502,456	JPY	Citibank, N.A.	02/14/17	81,619	74,613	7,006
1,898,615	JPY	TD Bank Financial Group	02/14/17	18,504	16,661	1,843

104,132	NOK	Citibank, N.A.	02/14/17	12,667	12,236	431

				$313,615	$297,683	$15,932

Inflation-Linked Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America N.A.	1.897% at termination	CPI-U at termination	11/01/21	$4,000,000	$42,011
Bank of America N.A.	2.018% at termination	CPI-U at termination	11/04/26	2,000,000	53,976
Deutsche Bank AG, New York	1.965% at termination	CPI-U at termination	11/02/18	4,000,000	8,760
Morgan Stanley Capital Services	2.238% at termination	CPI-U at termination	11/17/26	2,000,000	9,516
Morgan Stanley Capital Services	2.199% at termination	CPI-U at termination	12/01/26	2,000,000	16,918

					$131,181

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
Brent	—	Broom, Rannoch, Etieve, Ness, Tarbat
CHF	—	Swiss Franc
CPI-U	—	Consumer Price Index for All Urban Customers
DKK	—	Danish Krone
EAFE	—	Europe, Australasia and Far East
ETF	—	Exchange-Traded Fund
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
LME	—	London Metal Exchange
MSCI	—	Morgan Stanley Capital International
NOK	—	Norwegian Krone
RBOB	—	Reformulated gasoline blendstock for oxygen blending
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
TIPS	—	Treasury Inflation Protected Security
ULSD	—	Ultra Low Sulfur Diesel
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.
WTI	—	West Texas Intermediate
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of November 30, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(r)	—	Rates shown are per annum and payments are as described.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2016.
^	—	Represents positions held in the Subsidiary.

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,250,735
Aggregate gross unrealized depreciation	(2,452,686)

Net unrealized appreciation/depreciation	$(1,201,951)

Federal income tax cost of investments	$69,930,164

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments. The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$1,095,467	$327,094	$—	$1,422,561
Consumer Staples	496,083	248,017	—	744,100
Energy	2,046,504	1,105,249	—	3,151,753
Financials	1,355,382	510,718	—	1,866,100
Health Care	772,005	252,816	—	1,024,821
Industrials	963,102	1,497,933	—	2,461,035
Information Technology	1,547,696	174,281	—	1,721,977
Materials	1,833,224	2,048,498	—	3,881,722
Real Estate	5,113,657	146,138	—	5,259,795
Telecommunication Services	51,842	124,478	—	176,320
Utilities	1,111,345	496,537	—	1,607,882

Total Common Stocks	16,386,307	6,931,759	—	23,318,066

Preferred Stock
Consumer Staples	—	33,156	—	33,156
Debt Securities
Corporate Bonds
Consumer Discretionary	—	1,939,259	—	1,939,259
Consumer Staples	—	1,341,737	—	1,341,737
Energy	—	1,760,705	—	1,760,705
Financials	—	5,396,105	—	5,396,105
Health Care	—	1,969,229	—	1,969,229
Industrials	—	1,171,201	—	1,171,201
Information Technology	—	1,459,597	—	1,459,597
Materials	—	1,163,998	—	1,163,998
Real Estate	—	240,967	—	240,967
Telecommunication Services	—	1,401,074	7,850	1,408,924
Utilities	—	1,049,585	—	1,049,585

Total Corporate Bonds	—	18,893,457	7,850	18,901,307

Preferred Security Financials	—	20,550	—	20,550
U.S. Treasury Obligations	—	7,859,957	—	7,859,957
Exchange Traded Funds	5,139,450	—	—	5,139,450
Investment Companies	5,933,369	—	—	5,933,369
Short-Term Investments
Investment Company	7,467,390	—	—	7,467,390
U.S. Treasury Obligation	—	54,968	—	54,968

Total Investments in Securities	$34,926,516	$33,793,847	$7,850	$68,728,213

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$16,023	$—	$16,023
Futures Contracts	342,099	—	—	342,099
Swaps	—	131,181	—	131,181

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Appreciation in Other Financial Instruments	$342,099	$147,204	$—	$489,303

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(12,109)	$—	$(12,109)
Futures Contracts	(237,078)	—	—	(237,078)

Total Depreciation in Other Financial Instruments	$(237,078)	$(12,109)	$—	$(249,187)

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no significant transfers between levels 1 and 2 during the period ended November 30, 2016.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge equity price and interest rate risk associated with portfolio investments and to seek to enhance portfolio performance.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of November 30, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including inflation- linked swaps to manage credit inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 12.7%
Consumer Discretionary — 1.3%
	Automobiles — 0.2%
3,417	Jaguar Land Rover Automotive plc, (United Kingdom), 4.125%, 12/15/18 (e)	3,485

	Hotels, Restaurants & Leisure — 0.1%
1,780	MGM Resorts International, 5.250%, 03/31/20	1,868

Media — 0.8%
	Cablevision Systems Corp.,
892	8.000%, 04/15/20	959
543	8.625%, 09/15/17	565
2,600	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.579%, 07/23/20 (e)	2,652
1,486	CSC Holdings LLC, 8.625%, 02/15/19	1,638
7,000	DISH DBS Corp., 7.875%, 09/01/19	7,753
1,500	Nielsen Finance LLC/Nielsen Finance Co., 4.500%, 10/01/20	1,526

		15,093

	Specialty Retail — 0.2%
	Claire’s Stores, Inc.,
1,872	6.125%, 03/15/20 (e)	852
4,000	9.000%, 03/15/19 (e)	1,945

		2,797

	Total Consumer Discretionary	23,243

Consumer Staples — 0.3%
	Beverages — 0.1%
1,600	DS Services of America, Inc., 10.000%, 09/01/21 (e)	1,760

	Food Products — 0.2%
2,277	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	2,249
805	Smithfield Foods, Inc., 5.250%, 08/01/18 (e)	813

		3,062

	Total Consumer Staples	4,822

Energy — 1.4%
	Energy Equipment & Services — 0.1%
1,788	SESI LLC, 7.125%, 12/15/21	1,748

	Oil, Gas & Consumable Fuels — 1.3%
3,393	Antero Resources Corp., 6.000%, 12/01/20	3,499
5,000	NGPL PipeCo LLC, 9.625%, 06/01/19 (e)	5,225
6,000	Rockies Express Pipeline LLC, 6.850%, 07/15/18 (e)	6,300
4,000	Sunoco LP/Sunoco Finance Corp., 5.500%, 08/01/20	4,020
4,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/19	4,245

		23,289

	Total Energy	25,037

Financials — 1.2%
	Consumer Finance — 0.8%
12,050	Ally Financial, Inc., 8.000%, 03/15/20	13,376

	Thrifts & Mortgage Finance — 0.4%
6,940	Radian Group, Inc., 5.250%, 06/15/20	7,148

	Total Financials	20,524

Health Care — 2.5%
	Health Care Equipment & Supplies — 0.2%
3,000	Mallinckrodt International Finance S.A., (Luxembourg), 3.500%, 04/15/18	2,985

	Health Care Providers & Services — 2.0%
2,911	CHS/Community Health Systems, Inc., 5.125%, 08/15/18	2,838
	HCA, Inc.,
7,000	4.250%, 10/15/19	7,210
3,000	6.500%, 02/15/20	3,266
	Tenet Healthcare Corp.,
4,000	4.375%, 10/01/21	3,835
18,273	VAR, 4.350%, 06/15/20	18,273

		35,422

	Health Care Technology — 0.3%
6,000	Change Healthcare Holdings, Inc., 11.000%, 12/31/19	6,210

	Total Health Care	44,617

Industrials — 1.6%
	Aerospace & Defense — 0.1%
2,272	Bombardier, Inc., (Canada), 4.750%, 04/15/19 (e)	2,263

	Airlines — 0.7%
5,523	Allegiant Travel Co., 5.500%, 07/15/19	5,633
272	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	281
2,066	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	2,201
836	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	887
3,648	Continental Airlines 2012-3 Class C Pass-Through Certificates, 6.125%, 04/29/18	3,785

		12,787

	Commercial Services & Supplies — 0.6%
11,745	ILFC E-Capital Trust I, VAR, 4.000%, 12/21/65 (e)	10,218

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Machinery — 0.1%
3,200	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	1,920

	Marine — 0.1%
2,290	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	1,861

	Total Industrials	29,049

Information Technology — 1.2%
	Electronic Equipment, Instruments & Components — 0.2%
3,400	Anixter, Inc., 5.625%, 05/01/19	3,561

	Semiconductors & Semiconductor Equipment — 0.2%
2,615	NXP B.V./NXP Funding LLC, (Netherlands), 4.125%, 06/01/21 (e)	2,726

	Software — 0.5%
4,350	Infor U.S., Inc., 5.750%, 08/15/20 (e)	4,557
5,000	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	5,112

		9,669

	Technology Hardware, Storage & Peripherals — 0.3%
5,838	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 4.420%, 06/15/21 (e)	6,005

	Total Information Technology	21,961

Materials — 1.0%
	Chemicals — 0.1%
1,000	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	990

	Construction Materials — 0.5%
9,545	Cemex S.A.B. de C.V., (Mexico), VAR, 5.630%, 10/15/18 (e)	9,879

	Containers & Packaging — 0.2%
4,195	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, VAR, 4.380%, 07/15/21 (e)	4,284

	Metals & Mining — 0.2%
1,760	Steel Dynamics, Inc., 6.125%, 08/15/19	1,820
897	United States Steel Corp., 8.375%, 07/01/21 (e)	998

		2,818

	Total Materials	17,971

Real Estate — 0.4%
	Equity Real Estate Investment Trusts (REITs) — 0.4%
3,000	Equinix, Inc., 5.375%, 01/01/22	3,128
4,330	Iron Mountain, Inc., 6.000%, 10/01/20 (e)	4,557

	Total Real Estate	7,685

Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 0.7%
	Frontier Communications Corp.,
6,570	7.125%, 03/15/19	6,816
1,250	8.125%, 10/01/18	1,333
2,750	8.500%, 04/15/20	2,857
2,135	Level 3 Financing, Inc., VAR, 4.762%, 01/15/18	2,138

		13,144

	Wireless Telecommunication Services — 0.6%
3,000	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	3,060
2,262	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.360%, 09/20/21 (e)	2,268
5,000	T-Mobile USA, Inc., 6.625%, 11/15/20	5,112

		10,440

	Total Telecommunication Services	23,584

Utilities — 0.5%
	Electric Utilities — 0.2%
75,000	Texas Competitive Electric Holdings Co. LLC, 8.500%, 05/01/20 (d)	2,775

	Independent Power & Renewable Electricity Producers — 0.3%
4,216	AES Corp., VAR, 3.931%, 06/01/19	4,184
3,000	GenOn Energy, Inc., 9.875%, 10/15/20	2,010

		6,194

	Total Utilities	8,969

	Total Corporate Bonds (Cost $227,594)	227,462

SHARES
Common Stocks — 1.0%
Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
1	Southcross Holdings LP (a)	511

Utilities — 1.0%
	Electric Utilities — 1.0%
1,250	Vistra Energy Corp. (a)	17,444

	Total Common Stocks (Cost $21,146)	17,955

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stock — 0.7%
Financials — 0.7%
	Insurance — 0.7%
16	XLIT Ltd., (Cayman Islands), Series D, VAR, 4.000%, 01/03/17 ($1,000 par value) @ (Cost $13,587)	12,849

PRINCIPAL AMOUNT($)
Loan Assignments — 79.7%
Consumer Discretionary — 19.0%
	Auto Components — 0.1%
816	Key Safety Systems, Inc., Initial Term Loan, VAR, 5.500%, 08/29/21	816
1,240	Metaldyne Performance Group (MPG Holdco I, Inc.), Initial Term Loan, VAR, 3.750%, 10/20/21	1,241

		2,057

	Automobiles — 0.5%
6,087	Chrysler Group LLC, Term Loan B, VAR, 3.500%, 05/24/17	6,092
2,844	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	2,848

		8,940

	Diversified Consumer Services — 0.9%
16,629	Spin Holdco, Inc., Initial Term Loan, VAR, 4.250%, 11/14/19	16,446

	Hotels, Restaurants & Leisure — 4.0%
6,644	American Casino & Entertainment Properties LLC, Term Loan B, VAR, 4.250%, 07/07/22	6,663
9,677	CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	9,629
6,788	Golden Nugget, Inc., Closing Date Facility Term Loan, VAR, 4.500%, 11/21/19	6,851
2,909	Golden Nugget, Inc., Delayed Draw Term Loan, VAR, 4.500%, 11/21/19	2,936
7,346	Graton Economic Development Authority, Incremental Term B Loan, VAR, 4.750%, 09/01/22	7,369
750	Hilton Worldwide Finance LLC, Initial Term Loan, VAR, 3.500%, 10/26/20	753
7,666	Hilton Worldwide Finance LLC, Series B-2 Term Loan, VAR, 3.084%, 10/25/23	7,716
12,712	Intrawest Operations Group LLC, Initial Term Loan, VAR, 4.500%, 12/09/20	12,804
3,263	Landry’s, Inc., 1st Lien Term Loan, VAR, 4.000%, 09/22/23	3,280
–(h)	MotorCity Casino aka CCM Merger, Term Loan, VAR, 4.000%, 08/06/21	—	(h)
13,834	Scientific Games Corp., Initial Term Loan, VAR, 6.000%, 10/18/20	13,973

		71,974

	Internet & Direct Marketing Retail — 0.6%
13,599	Lands’ End, Inc., Initial Term B Loan, VAR, 4.250%, 04/04/21	10,063

	Leisure Products — 1.2%
14,475	Delta 2 Sarl, USD Facility B-3, VAR, 4.750%, 07/30/21	14,547
7,051	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	6,514

		21,061

	Media — 8.3%
660	Altice U.S. Finance I Corp., Senior Secured Term Loan B, VAR, 3.882%, 01/20/25	663
5,331	AMC Entertainment, Inc., 1st Lien Term Loan, VAR, 3.285%, 12/15/22	5,360
2,400	AMC Entertainment, Inc., Term Loan B, VAR, 2.750%, 10/31/23 ^	2,412
13,675	Cablevision Systems Corp., Term Loan B, VAR, 3.876%, 09/15/24	13,761
1,889	Charter Communications Operating LLC, Term Loan, VAR, 3.500%, 01/24/23	1,906
3,080	Entercom Communications Corp., 1st Lien Term Loan B, VAR, 4.500%, 10/25/23	3,100
11,961	iHeartCommunications, Inc., Term Loan D, VAR, 7.356%, 01/30/19	9,259
2,795	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 8.106%, 07/30/19	2,162
10,029	Media General, Inc., Term B Loan, VAR, 4.000%, 07/31/20	10,028
696	Mission Broadcasting, Inc., 1st Lien Term Loan B, VAR, 3.000%, 09/26/23 ^	699
3,581	Mission Broadcasting, Inc., Incremental Tranche B-1 Term Loan, VAR, 3.750%, 10/01/20	3,591
9,204	MTL Publishing LLC, Term B-4 Loan, VAR, 3.282%, 04/26/22	9,218
7,814	Nexstar Broadcasting, Inc, 1st Lien Term Loan B, VAR, 3.000%, 09/22/23 ^	7,847
4,061	Nexstar Broadcasting, Inc., Term B-2 Loan, VAR, 3.750%, 10/01/20	4,072
7,927	NVA Holdings, Inc., 1st Lien Term Loan, VAR, 4.750%, 08/14/21	7,940
17,264	Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20	17,307
7,260	UFC Holdings LLC, 1st Lien Guaranteed Senior Secured Term Loan, VAR, 5.000%, 07/22/23	7,303
6,767	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	6,768

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Media — continued
25,574	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	25,565
1,968	Vertis, Inc., 1st Lien Term Loan, VAR, 12.000%, 12/21/15 (d)	—	(h)
10,825	WMG Acquisition Corp., Term Loan B, VAR, 3.750%, 10/20/23	10,814

		149,775

	Multiline Retail — 0.6%
11,424	Neiman Marcus Group, Inc., Other Term Loan, VAR, 4.250%, 10/25/20	10,363

	Specialty Retail — 1.8%
9,075	Bass Pro Group LLC, Senior Secured Term Loan B, VAR, 4.000%, 06/23/23 ^	9,067
3,831	Culligan Holding, Inc., 1st Lien Term Loan, VAR, 5.000%, 11/16/23 ^	3,836
8,105	Harbor Freight Tools U.S.A., Inc., 1st Lien Term Loan, VAR, 4.137%, 08/11/23	8,169
12,840	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	8,234
4,150	PetSmart, Inc., Term Loan B, VAR, 4.000%, 03/11/22 ^	4,161

		33,467

	Textiles, Apparel & Luxury Goods — 1.0%
6,389	Cole Haan LLC, Term B-1 Loan, VAR, 5.000%, 01/31/20	5,607
4,888	Nine West Holdings, Inc., Initial Loan, VAR, 4.750%, 10/08/19	2,957
9,800	SAMSONITE IP Holdings Sarl, 1st Lien Term Loan B, VAR, 4.000%, 08/01/23	9,901

		18,465

	Total Consumer Discretionary	342,611

Consumer Staples — 8.8%
	Food & Staples Retailing — 4.1%
10,547	Albertson’s LLC, 2016-1 Term Loan B-4, VAR, 4.500%, 08/25/21	10,554
16,059	Albertson’s LLC, 2016-1 Term Loan B-5, VAR, 4.750%, 12/21/22	16,097
13,000	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	13,065
35,096	SUPERVALU, Inc., Term Loan B, VAR, 5.500%, 03/21/19	35,197

		74,913

	Food Products — 3.2%
20,583	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.610%, 11/01/18	20,622
17,981	Hearthside Group Holdings LLC, Term Loan, VAR, 4.500%, 06/02/21	18,026
12,626	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.387%, 04/29/20	12,677
1,270	Pinnacle Foods Finance LLC, Fourth Amendment Tranche I Term Loan, VAR, 3.334%, 01/13/23	1,281
3,617	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.250%, 04/29/20	3,630
1,007	Prestige Brands, Inc., 1st Lien Term Loan B-3, VAR, 3.500%, 09/03/21	1,013

		57,249

	Household Products — 0.6%
10,327	Reynolds Group Holdings Ltd., U.S. Term Loan, VAR, 4.250%, 02/05/23	10,377

	Personal Products — 0.9%
13,965	NBTY, Inc., Term Loan, VAR, 5.000%, 04/27/23 ^	13,972
2,730	Revlon Consumer Products Corp., Term Loan B, VAR, 4.250%, 09/07/23	2,732

		16,704

	Total Consumer Staples	159,243

Energy — 4.5%
	Energy Equipment & Services — 0.5%
3,397	Drillships Financing Holding, Inc., Tranche B-1 Term Loan, VAR, 6.000%, 03/31/21	1,762
3,519	Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20	2,706
8,809	Seadrill Partners LP, Initial Term Loan, VAR, 4.000%, 02/21/21	4,983

		9,451

	Oil, Gas & Consumable Fuels — 4.0%
1,283	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	1,277
2,710	California Resources Corp., 1st Lien Second Out Term Loan, VAR, 11.375%, 08/05/21	2,947
1,407	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	1,422
4,440	CITGO Petroleum Corp., Term B Loan, VAR, 4.500%, 07/29/21	4,436
14,338	Energy Transfer Equity LP, Term Loan, VAR, 3.387%, 12/02/19 ^	14,280
6,000	EP Energy LLC/Everest Acquisition Finance, Inc., 1st Lien Term Loan, VAR, 9.750%, 06/30/21 ^	6,071
8,390	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20 (d)	4,677
18,210	Gulf Finance LLC, 1st Lien Term Loan B, VAR, 6.250%, 07/27/23	17,907
8,313	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20 (d)	7,814
6,083	Sabine Oil & Gas Corp., Term Loan, VAR, 12.000%, 12/31/18 ^ (d)	175

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Oil, Gas & Consumable Fuels — continued
1,246	Southcross Holdings Borrower LP, Tranche B Term Loan, VAR, 3.500%, 04/13/23	934
9,177	Western Refining, Inc., 1st Lien Term Loan B, VAR, 5.500%, 06/23/23	9,177

		71,117

	Total Energy	80,568

Financials — 1.5%
	Capital Markets — 0.2%
3,129	Duff & Phelps Corp., Term Loan, VAR, 4.750%, 04/23/20	3,130

	Consumer Finance — 1.0%
17,548	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	17,109

	Diversified Financial Services — 0.1%
2,114	Compass investorsOnex USI Acquisition Corp., Term Loan B, VAR, 4.250%, 12/27/19	2,113

	Insurance — 0.2%
3,952	National Financial Partners Corp., 2014 Specified Refinancing Term Loan, VAR, 4.500%, 07/01/20	3,955

	Total Financials	26,307

Health Care — 9.6%
	Health Care Equipment & Supplies — 1.5%
8,762	Auris Luxembourg III Sarl, Facility B-4, (Luxembourg), VAR, 4.250%, 01/17/22	8,803
8,071	Mallinckrodt International Finance S.A., Incremental Term B-1 Loan, VAR, 3.588%, 03/19/21	8,041
8,678	Mallinckrodt International Finance S.A., Initial Term B Loan, VAR, 3.338%, 03/19/21	8,642
1,767	Ortho-Clinical Diagnostics, Inc., Initial Term Loan, VAR, 4.750%, 06/30/21	1,729

		27,215

	Health Care Providers & Services — 5.1%
5,687	Acadia Healthcare Co., Inc., Tranche B-2 Term Loan, VAR, 3.750%, 02/16/23	5,701
7,439	Amsurg Corp., Initial Term Loan, VAR, 5.250%, 07/16/21	7,439
16,427	CHG Healthcare Services, Inc., Term Loan B, VAR, 4.750%, 06/07/23	16,501
1,326	CHS/Community Health Systems, Inc., Incremental 2018 Term F Loan, VAR, 4.165%, 12/31/18	1,284
7,576	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, VAR, 4.000%, 01/27/21	7,151
12,514	IASIS Healthcare LLC, Term Loan B, VAR, 4.500%, 05/03/18 ^	12,314
6,280	inVentiv Health, Inc., Term Loan B, VAR, 4.750%, 09/28/23	6,294
12,930	MultiPlan, Inc., 1st Lien Term Loan B, VAR, 5.000%, 06/07/23	13,074
21,518	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	21,458

		91,216

	Health Care Technology — 0.4%
7,890	Press Ganey Holdings Inc., 1st Lien Term Loan, VAR, 4.250%, 09/29/23	7,890

	Pharmaceuticals — 2.6%
21,021	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21	17,595
7,045	Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, VAR, 3.458%, 02/27/21	7,099
16,002	Valeant Pharmaceuticals International, Inc., Series D-2 Tranche B Term Loan, (Canada), VAR, 5.000%, 02/13/19	15,847
6,710	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 5.500%, 04/01/22	6,649

		47,190

	Total Health Care	173,511

Industrials — 9.9%
	Aerospace & Defense — 0.7%
2,729	Transdigm Group, Inc., 1st Lien Term Loan D, VAR, 3.832%, 06/04/21	2,736
2,730	Transdigm Group, Inc., 1st Lien Term Loan E, VAR, 3.750%, 05/16/22	2,738
6,988	TransDigm Group, Inc., Tranche F Term Loan, VAR, 3.750%, 06/09/23	7,002

		12,476

	Air Freight & Logistics — 0.6%
10,123	XPO Logistics, Inc., Term loan, VAR, 4.250%, 10/31/21	10,219

	Airlines — 0.8%
1,433	Delta Air Lines, Inc., Term Loan B-1, VAR, 3.250%, 10/18/18	1,442
12,691	U.S. Airways, Inc., Term Loan B-1, VAR, 3.500%, 05/23/19	12,679

		14,121

	Building Products — 1.4%
8,848	Continental Building Products Inc., 1st Lien Term Loan, VAR, 3.588%, 08/18/23	8,826

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Building Products — continued
6,930	Jeld-Wen, Inc., Consolidated Term Loan B, VAR, 4.750%, 07/01/22	6,985
10,049	Summit Materials Co. I LLC, Term Loan, VAR, 4.000%, 07/18/22	10,105

		25,916

	Commercial Services & Supplies — 3.0%
3,336	Advanced Disposal Services, Inc., Term Loan B, VAR, 3.500%, 11/10/23	3,335
7,096	Camelot Finance LP, 1st Lien Term Loan B, VAR, 4.750%, 10/03/23	7,108
1,875	Garda World Security Corp., Term B Delayed Draw Loan, (Canada), VAR, 4.004%, 11/06/20	1,841
12,814	Garda World Security Corp., Term B Loan, VAR, 4.004%, 11/06/20 ^	12,581
1,171	Packers Holdings LLC, Initial Term Loan, VAR, 4.750%, 12/02/21 ^	1,175
22,629	Prime Security Services Borrower LLC, 1st Lien Term Loan, VAR, 4.750%, 04/07/22	22,783
4,675	University Support Services LLC, 1st Lien Term Loan B, VAR, 6.250%, 07/06/22	4,687

		53,510

	Electrical Equipment — 0.4%
8,019	Cortes NP Acquisition Corp., 1st Lien Term Loan B, VAR, 6.000%, 09/26/23 ^	7,934

	Industrial Conglomerates — 0.5%
1,682	Autoparts Holdings Ltd., Term Loan, VAR, 7.000%, 07/29/17	1,662
8,770	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	7,513

		9,175

	Machinery — 2.1%
16,328	Gates Global LLC, Initial Dollar Term Loan, VAR, 4.250%, 07/06/21	16,233
10,185	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, (Luxembourg), VAR, 4.000%, 03/11/22	10,219
10,656	Rexnord LLC/RBS Global Inc., Term B Loan, VAR, 4.000%, 08/21/20	10,687

		37,139

	Marine — 0.4%
1,871	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	1,336
8,800	Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18 (d)	6,072

		7,408

	Total Industrials	177,898

Information Technology — 10.6%
	Communications Equipment — 1.3%
26,707	Avaya, Inc., Term Loan B-7, VAR, 6.250%, 05/29/20	23,124

	Internet Software & Services — 0.6%
4,455	Genesys Telecommunications Laboratories, Inc., Term Loan B, VAR, 6.250%, 11/17/23 ^	4,477
6,688	Solar Winds Holdings, Inc., 1st Lien Term loan, VAR, 5.500%, 02/03/23	6,731

		11,208

	IT Services — 2.6%
5,485	Dell Software Group, Term Loan B, VAR, 7.000%, 09/15/22	5,482
11,106	First Data Corp., 2022 New Dollar Term Loan, VAR, 4.334%, 07/08/22	11,154
28,481	First Data Corp., Term Loan, VAR, 3.584%, 03/24/21	28,593
1,985	Global Payments, Inc., Term Loan B, VAR, 3.034%, 04/22/23 ^	2,000

		47,229

	Semiconductors & Semiconductor Equipment — 2.9%
17,293	Avago Technologies, Term A-2 Loan, (Singapore), VAR, 3.538%, 02/01/23	17,452
10,020	Micron Technology, Inc., Term Loan B, VAR, 4.360%, 04/26/22	10,125
5,703	NXP B.V./NXP Funding LLC, Tranche F Loan, (Netherlands), VAR, 3.405%, 12/07/20	5,718
13,640	On Semiconductor Corp., 1st Lien Term Loan B, VAR, 3.783%, 03/31/23	13,725
5,290	Versum Materials, Senior Secured Term Loan B, VAR, 3.340%, 09/22/23	5,325

		52,345

	Software — 2.0%
4,875	Dti Holdco, Inc., Term Loan B, VAR, 6.250%, 09/19/23	4,800
12,889	Infor (U.S.), Inc., Tranche B-5 Term Loan, VAR, 3.750%, 06/03/20 ^	12,862
7,265	Rackspace Hosting, Inc./Inception Merger Sub Inc., 1st Lien Term Loan B, VAR, 5.000%, 11/03/23	7,325
4,577	Solera Holdings, Inc., Dollar Term Loan, VAR, 5.750%, 03/03/23	4,626
5,375	SS&C Technologies Holdings, Inc., Term B-1 Loan, VAR, 4.000%, 07/08/22	5,412
620	SS&C Technologies Holdings, Inc., Term B-2 Loan, VAR, 4.000%, 07/08/22	624

		35,649

	Technology Hardware, Storage & Peripherals — 1.2%
16,700	Dell Inc. 1st Lien Term Loan B, VAR, 4.000%, 06/02/23	16,853

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Technology Hardware, Storage & Peripherals — continued
4,688	Western Digital Corp., Term Loan B, VAR, 4.500%, 04/29/23	4,739

		21,592

	Total Information Technology	191,147

Materials — 5.7%
	Chemicals — 1.1%
2,385	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	2,393
3,691	GCP Applied Technologies, Inc., 1st Lien Term Loan, VAR, 4.088%, 02/03/22	3,714
4,248	Gemini HDPE LLC, Advance, VAR, 4.750%, 08/06/21	4,291
9,198	PolyOne Corp., Term Loan B, VAR, 3.500%, 11/11/22	9,290

		19,688

	Construction Materials — 2.0%
18,575	Forterra Finance LLC, 1st Lien Term Loan, VAR, 6.000%, 10/18/23	18,561
9,131	Headwaters, Inc., Term Loan B, VAR, 4.000%, 03/24/22	9,169
7,471	Quikrete Holdings, Inc., Term Loan B, VAR, 4.000%, 11/15/23 ^	7,488

		35,218

	Containers & Packaging — 1.5%
3,566	Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19	3,599
2,954	Berry Plastics Corp., Term Loan D, VAR, 3.500%, 02/08/20	2,962
3,226	Berry Plastics Corp., Term Loan G, VAR, 3.500%, 01/06/21	3,233
7,070	Berry Plastics Corp., Term Loan H, VAR, 3.750%, 10/01/22	7,111
8,764	Novolex Holding Inc., 1st Lien Term Loan, VAR, 6.000%, 12/05/21	8,773
1,747	Viskase Corp., Inc., Initial Term Loan, VAR, 4.376%, 01/30/21	1,644

		27,322

	Metals & Mining — 1.0%
5,718	Atkore International, Inc., 1st Lien Initial Term Loan, VAR, 4.500%, 04/09/21	5,732
11,359	FMG Resources Pty, Ltd. (Fortescue Metals Group), Term Loan B, (Australia), VAR, 3.750%, 06/30/19	11,366

		17,098

	Paper & Forest Products — 0.1%
2,318	Unifrax I LLC/Unifrax Holding Co., Term Loan, VAR, 4.250%, 11/28/18	2,301

	Total Materials	101,627

Real Estate — 0.4%
	Equity Real Estate Investment Trusts (REITs) — 0.4%
7,652	MGM Growth Properties, Term Loan B, VAR, 3.500%, 04/25/23	7,684

	Real Estate Management & Development — 0.0%(g)
222	CityCenter Holdings LLC, Term B Loan, VAR, 4.250%, 10/16/20	223

	Total Real Estate	7,907

Telecommunication Services — 3.7%
	Diversified Telecommunication Services — 3.3%
5,951	Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20	5,967
9,060	Consolidated Communications, Inc., Term Loan B, VAR, 4.000%, 09/27/23	9,120
10,805	Intelsat Jackson Holdings S.A., Tranche B-2 Term Loan, (Luxembourg), VAR, 3.750%, 06/30/19	10,409
8,002	Level 3 Financing, Inc., Term Loan B-3, VAR, 4.000%, 08/01/19	8,082
14,785	UPC Financing Partnership, Senior Secured Term Loan AN, VAR, 4.080%, 08/31/24	14,842
6,692	Virgin Media Investments Holdings Ltd., F Facility, (United Kingdom), VAR, 3.500%, 06/30/23	6,728
2,526	XO Communications LLC, Initial Term Loan, VAR, 4.250%, 03/20/21	2,527
1,803	Zayo Group LLC, Term Loan B-2, VAR, 3.750%, 05/06/21	1,808

		59,483

	Wireless Telecommunication Services — 0.4%
1,192	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.000%, 04/23/19	1,075
6,066	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	5,425

		6,500

	Total Telecommunication Services	65,983

Utilities — 6.0%
	Electric Utilities — 4.0%
31,589	Calpine Construction Finance Co., Term B-1 Loan, VAR, 3.090%, 05/03/20	31,194
5,000	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 06/30/17	5,024
8,751	InterGen N.V., Term Advance, VAR, 5.500%, 06/15/20	8,390
22,189	Texas Competitive Electric Holdings Co. LLC, Term Loan, VAR, 5.000%, 08/04/23 ^	22,393
5,061	Texas Competitive Electric Holdings Co. LLC, Term Loan C, VAR, 5.000%, 08/04/23	5,107

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
Electric Utilities — continued

		72,108

	Independent Power & Renewable Electricity Producers — 2.0%
9,492	Calpine Corp., Term Loan, VAR, 3.590%, 05/27/22	9,509
8,570	Dynegy, Inc., 1st Lien Term Loan C, VAR, 5.000%, 06/27/23	8,606
6,931	Dynegy, Inc., Tranche B-2 Term Loan, VAR, 4.000%, 04/23/20	6,925
11,283	NRG Energy, Inc., Term Loan, VAR, 3.500%, 06/30/23	11,309

		36,349

	Total Utilities	108,457

	Total Loan Assignments (Cost $1,469,397)	1,435,259

SHARES
Short-Term Investment — 8.9%
	Investment Company — 8.9%
160,596	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.280% (b) (l) (Cost $160,596)	160,596

	Total Investments — 103.0% (Cost $1,892,320)	1,854,121
	Liabilities in Excess of Other Assets — (3.0)%	(53,274)

	NET ASSETS — 100.0%	$1,800,847

Percentages indicated are based on net assets.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

Reg. S	—

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of November 30, 2016.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of November 30, 2016.
^	—	All or a portion of the security is unsettled as of November 30, 2016. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,523
Aggregate gross unrealized depreciation	(55,722)

Net unrealized appreciation/depreciation	$(38,199)

Federal income tax cost of investments	$1,892,320

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2016.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Consumer Discretionary	$—	$23,243	$—	$23,243
Consumer Staples	—	4,822	—	4,822
Energy	—	25,037	—	25,037
Financials	—	20,524	—	20,524
Health Care	—	44,617	—	44,617
Industrials	—	29,049	—	29,049
Information Technology	—	21,961	—	21,961
Materials	—	17,971	—	17,971
Real Estate	—	7,685	—	7,685
Telecommunication Services	—	23,584	—	23,584
Utilities	—	6,194	2,775	8,969

Total Corporate Bonds	—	224,687	2,775	227,462

Common Stocks
Energy	—	—	511	511
Utilities	17,444	—	—	17,444

Total Common Stocks	17,444	—	511	17,955

Preferred Stock
Financials	—	—	12,849	12,849

Loan Assignments
Consumer Discretionary	—	332,982	9,629	342,611
Consumer Staples	—	159,243	—	159,243
Energy	—	80,568	—	80,568
Financials	—	26,307	—	26,307
Health Care	—	173,511	—	173,511
Industrials	—	177,898	—	177,898
Information Technology	—	191,147	—	191,147
Materials	—	101,627	—	101,627
Real Estate	—	7,907	—	7,907
Telecommunication Services	—	65,983	—	65,983
Utilities	—	108,457	—	108,457

Total Loan Assignments	—	1,425,630	9,629	1,435,259

Short-Term Investment
Investment Company	160,596	—	—	160,596

Total Investments in Securities	$178,040	$1,650,317	$25,764	$1,854,121

There were no transfers between levels 1 and 2 during the period ended November 30, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of August 31, 2016		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2016
Investments in Securities:
Common Stock — Energy	$494		$—	$17	$—	$—	$—	$—	$—	$511
Corporate Bond — Utilities	—		—	2,775	—	—	—	—	—	2,775
Loan Assignments — Consumer Discretionary	—	(a)	—	191	3	—	(24)	9,459	—	9,629
Preferred Stock — Financials	12,849		—	—	—	—	—	—	—	12,849

	$13,343		$—	$2,983	$3	$—	$(24)	$9,459	$—	$25,764

¹	Purchases include all purchases of securities and securities received in corporate actions.
²	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

(a)	Amount rounds to less than 500.

Transfers into, and out of, level 3 are valued utilizing values as of the beginning of the period.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2016.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2016, which were valued using significant unobservable inputs (level 3) amounted to approximately $2,983,000.

Floating Rate Income Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2016		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$—	(a)	Discounted Cashflows	Cashflows from operations	0.00% (0.00%)

Loan Assignments	—	(a)

	12,849		Discounted Cashflow	Yield (Discount Rate of Cash Flows)	4.97% (4.97%)

Preferred Stock	12,849

	511		Broker Quote	Mid Price	$370.00 - $380.00 ($375.00)

Common Stock	511

Total	$13,360

#       The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2016, the value of these investments was approximately $12,404,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)    Amount rounds to less than 500.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 3.5%
	Cayman Islands — 0.3%
525	Benefit Street Partners CLO Ltd., Series 2014-IVA, Class A1A, VAR, 2.371%, 07/20/26 (e)	525
110	Carlyle Global Market Strategies Commodities Funding Ltd., Series 2014-1A, Class A, VAR, 2.780%, 10/15/21 (e)	84
1,000	Flatiron CLO Ltd., Series 2013-1A, Class A1, VAR, 2.280%, 01/17/26 (e)	1,000
250	LCM LP, Series 16A, Class A, VAR, 2.180%, 07/15/26 (e)	250
250	OZLM Funding IV Ltd., Series 2013-4A, Class A1, VAR, 2.032%, 07/22/25 (e)	249
72	Rockwall CDO II Ltd., Series 2007-1A, Class A1LA, VAR, 1.136%, 08/01/24 (e)	72
420	Sound Point CLO IV Ltd., Series 2013-3A, Class A, VAR, 2.251%, 01/21/26 (e)	420
336	Symphony CLO Ltd., Series 2014-14A, Class A2, VAR, 2.153%, 07/14/26 (e)	337
250	THL Credit Wind River CLO Ltd., Series 2014-1A, Class A, VAR, 2.402%, 04/18/26 (e)	250
420	Venture CDO Ltd., Series 2014-17A, Class A, VAR, 2.360%, 07/15/26 (e)	420

		3,607

	Ireland — 0.1%
785	Trafigura Securitisation Finance plc, Series 2014-1A, Class B, VAR, 2.788%, 10/15/21 (e)	780

	Italy — 0.0% (g)
EUR 17	Italfinance Securitisation Vehicle Srl, Series 2005-1, Class A, Reg. S, VAR, 0.000%, 03/14/23	19

	United States — 3.1%
114	ABFC Trust, Series 2004-OPT2, Class M2, VAR, 2.092%, 07/25/33	110
108	ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M2, VAR, 2.167%, 04/25/34	102
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
111	Series 2003-W7, Class M2, VAR, 3.159%, 03/25/34	108
117	Series 2004-W3, Class A3, VAR, 1.354%, 02/25/34	107
42	Bear Stearns Asset Backed Securities Trust, Series 2002-1, Class 1A5, SUB, 6.890%, 12/25/34	42
3,400	CAM Mortgage LLC, Series 2015-1, Class M, VAR, 4.750%, 07/15/64 (e)	3,359
400	Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.210%, 03/15/21 (e)	401
	Countrywide Asset-Backed Certificates,
77	Series 2002-4, Class M1, VAR, 1.717%, 12/25/32	71
165	Series 2004-2, Class M1, VAR, 1.342%, 05/25/34	157
95	Series 2004-BC1, Class M3, VAR, 2.692%, 10/25/33	83
3,705	Series 2004-ECC2, Class M2, VAR, 1.567%, 12/25/34	3,565
2,160	Series 2005-AB3, Class 1A1, VAR, 0.842%, 02/25/36	1,901
202	Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB5, Class AV3, VAR, 0.924%, 08/25/35	199
	Exeter Automobile Receivables Trust,
82	Series 2013-2A, Class C, 4.350%, 01/15/19 (e)	83
444	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	445
142	First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1, VAR, 1.312%, 08/25/34	136
860	FirstKey Lending Trust, Series 2015-SFR1, Class D, VAR, 4.367%, 03/09/47 (e)	827
198	Flagship Credit Auto Trust, Series 2014-2, Class C, 3.950%, 12/15/20 (e)	198
65	Fremont Home Loan Trust, Series 2004-2, Class M2, VAR, 1.522%, 07/25/34	63
250	Gallatin CLO VI LLC, Series 2013-2A, Class A1, VAR, 2.330%, 01/15/25 (e)	251
126	GLC II Trust, Series 2014-A, Class A, 4.000%, 12/18/20 (e)	125
340	GMAT Trust, Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	324
39	Home Equity Asset Trust, Series 2004-6, Class M2, VAR, 1.492%, 12/25/34	34
1,343	LV Tower 52 Issuer LLC, Series 2013-1, Class M, 7.500%, 07/15/19 (e)	1,309
109	Merrill Lynch Mortgage Investors Trust, Series 2003-OPT1, Class M1, VAR, 1.567%, 07/25/34	101
152	Mid-State Capital Corp. Trust, Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	161
94	Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class M1, VAR, 1.447%, 01/25/34	90

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States — continued
77	New Century Home Equity Loan Trust, Series 2003-4, Class M2, VAR, 3.322%, 10/25/33	75
2,107	NRPL Trust, Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	2,060
	OneMain Financial Issuance Trust,
300	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	300
182	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	181
151	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	152
1,266	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	1,276
608	Series 2015-1A, Class C, 5.120%, 03/18/26 (e)	609
104	Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-2, Class M1, VAR, 1.567%, 04/25/33	96
204	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.432%, 02/25/33	196
340	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M3, VAR, 1.432%, 01/25/36	336
189	People’s Choice Home Loan Securities Trust, Series 2004-2, Class M1, VAR, 1.492%, 10/25/34	187
	Pretium Mortgage Credit Partners I,
2,239	Series 2015-NPL4, Class A1, SUB, 4.375%, 11/27/30 (e)	2,257
2,626	Series 2016-NPL1, Class A1, SUB, 4.375%, 02/27/31 (e)	2,650
1,400	Progress Residential Trust, Series 2015-SFR2, Class D, 3.684%, 06/12/32 (e)	1,389
	RASC Trust,
2,583	Series 2005-EMX1, Class M1, VAR, 1.237%, 03/25/35	2,437
	Renaissance Home Equity Loan Trust,
1,148	Series 2004-1, Class M1, VAR, 1.172%, 05/25/34	1,068
858	Series 2005-1, Class AF6, SUB, 4.970%, 05/25/35	878
910	Series 2005-2, Class M1, SUB, 5.051%, 08/25/35	742
231	Saxon Asset Securities Trust, Series 2004-3, Class M1, VAR, 1.492%, 12/26/34	212
14	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	14
198	Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4, VAR, 1.592%, 10/25/33	193
361	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	361
905	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	903
208	VOLT XIX LLC, Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	209
1,759	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	1,757
736	VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	722
1,825	VOLT XXVII LLC, Series 2014-NPL7, Class A2, SUB, 4.750%, 08/27/57 (e)	1,793
3,865	VOLT XXXVII LLC, Series 2015-NP11, Class A1, SUB, 3.625%, 07/25/45 (e)	3,862
2,914	VOLT XXXVIII LLC, Series 2015-NP12, Class A1, SUB, 3.875%, 09/25/45 (e)	2,923
186	Westlake Automobile Receivables Trust, Series 2014-2A, Class D, 2.860%, 07/15/21 (e)	187

		44,377

	Total Asset-Backed Securities (Cost $48,677)	48,783

Collateralized Mortgage Obligations — 2.9%
	Agency CMO — 1.5%
	United States — 1.5%
	Federal Home Loan Mortgage Corp. REMIC
228	Series 3110, Class SL, IF, IO, 5.612%, 02/15/26	20
1,071	Series 3160, Class SA, IF, IO, 6.612%, 05/15/36	167
825	Series 3459, Class JS, IF, IO, 5.712%, 06/15/38	121
298	Series 3716, Class PI, IO, 4.500%, 04/15/38	28
77	Series 3736, Class QB, 4.000%, 05/15/37	77
1,183	Series 3775, Class LI, IO, 3.500%, 12/15/20	60

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
994	Series 3907, Class AI, IO, 5.000%, 05/15/40	93
3,653	Series 3907, Class SW, IF, IO, 6.112%, 07/15/26	530
1,393	Series 3914, Class LS, IF, IO, 6.262%, 08/15/26	200
3,891	Series 3926, Class MS, IF, IO, 6.212%, 11/15/25	355
1,795	Series 3958, Class MS, IF, IO, 6.162%, 08/15/26	241
2,966	Series 3998, Class KS, IF, IO, 6.162%, 02/15/27	442
593	Series 4018, Class HI, IO, 4.500%, 03/15/41	112
821	Series 4030, Class IL, IO, 3.500%, 04/15/27	87
3,218	Series 4043, Class PI, IO, 2.500%, 05/15/27	267
277	Series 4056, Class BI, IO, 3.000%, 05/15/27	27
1,951	Series 4057, Class UI, IO, 3.000%, 05/15/27	189
5,151	Series 4059, Class SA, IF, IO, 5.462%, 06/15/42	1,000
599	Series 4073, Class IQ, IO, 4.000%, 07/15/42	120
2,458	Series 4097, Class CI, IO, 3.000%, 08/15/27	226
707	Series 4119, Class LI, IO, 3.500%, 06/15/39	86
1,460	Series 4120, Class UI, IO, 3.000%, 10/15/27	152
303	Series 4136, Class IN, IO, 3.000%, 11/15/27	32
292	Series 4146, Class AI, IO, 3.000%, 12/15/27	28
1,434	Series 4173, Class I, IO, 4.000%, 03/15/43	295
931	Series 4215, Class LI, IO, 3.500%, 07/15/41	133
1,955	Series 4280, Class KI, IO, 3.500%, 09/15/31	188
826	Series 4304, Class DI, IO, 2.500%, 01/15/27	69
2,415	Series 4311, Class QI, IO, 3.000%, 10/15/28	220
2,361	Series 4313, Class UI, IO, 3.000%, 03/15/29	272
500	Series 4323, Class IW, IO, 3.500%, 04/15/28	48
1,230	Series 4324, Class AI, IO, 3.000%, 11/15/28	103
2,631	Series 4351, Class GI, IO, 5.000%, 11/15/19	63
2,099	Series 4372, Class SY, IF, IO, 5.562%, 08/15/44	379
5,440	Series 4505, Class SA, IF, IO, 5.612%, 08/15/45	1,272
4,619	Series 4593, IF, IO, 5.462%, 06/15/46	1,040
522	Federal Home Loan Mortgage Corp. STRIPS, Series 305, Class IO, IO, 3.500%, 03/15/28	59
	Federal National Mortgage Association REMIC
955	Series 2009-101, Class SI, IF, IO, 5.166%, 12/25/39	113
286	Series 2010-102, Class IP, IO, 5.000%, 12/25/39	25
1,169	Series 2011-144, Class SA, IF, IO, 6.066%, 11/25/25	129
3,369	Series 2012-9, Class SM, IF, IO, 6.116%, 12/25/26	491
276	Series 2012-25, Class AI, IO, 3.500%, 03/25/27	31
1,711	Series 2012-64, Class ES, IF, IO, 5.416%, 06/25/42	397
1,268	Series 2012-93, Class SG, IF, IO, 5.516%, 09/25/42	257
427	Series 2012-107, Class IG, IO, 3.500%, 10/25/27	48
354	Series 2012-118, Class DI, IO, 3.500%, 01/25/40	41
1,316	Series 2012-120, Class DI, IO, 3.000%, 03/25/31	144
288	Series 2012-128, Class KI, IO, 3.000%, 11/25/27	27
296	Series 2012-144, Class EI, IO, 3.000%, 01/25/28	27
503	Series 2012-144, Class SK, IF, IO, 5.516%, 01/25/43	121
3,234	Series 2012-145, Class EI, IO, 3.000%, 01/25/28	306
372	Series 2012-148, Class JI, IO, 3.500%, 12/25/39	46
332	Series 2012-150, Class BI, IO, 3.000%, 01/25/28	32
8,056	Series 2013-4, Class ST, IF, IO, 5.566%, 02/25/43	1,487
369	Series 2013-5, Class BI, IO, 3.500%, 03/25/40	52

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
268	Series 2013-9, Class IO, IO, 3.000%, 02/25/28	26
327	Series 2013-9, Class YI, IO, 3.500%, 02/25/28	37
4,585	Series 2013-15, Class IO, IO, 2.500%, 03/25/28	383
399	Series 2013-15, Class QI, IO, 3.000%, 03/25/28	39
1,515	Series 2013-18, Class AI, IO, 3.000%, 03/25/28	144
1,148	Series 2013-18, Class NS, IF, IO, 5.516%, 03/25/43	236
323	Series 2013-26, Class IJ, IO, 3.000%, 04/25/28	32
1,645	Series 2013-31, Class DI, IO, 3.000%, 04/25/28	181
308	Series 2013-31, Class YI, IO, 3.500%, 04/25/28	34
1,802	Series 2013-64, Class LI, IO, 3.000%, 06/25/33	268
3,198	Series 2014-35, Class KI, IO, 3.000%, 06/25/29	396
2,080	Series 2014-44, Class QI, IO, 3.000%, 08/25/29	202
5,493	Series 2015-48, Class ST, IF, IO, 5.036%, 07/25/45	1,202
7,472	Series 2016-46, Class HS, IF, IO, 5.416%, 07/25/46	1,649
	Federal National Mortgage Association STRIPS
2,888	Series 401, Class C6, IO, 4.500%, 10/25/29	237
916	Series 409, Class 23, IO, VAR, 3.500%, 04/25/27	89
9,950	Series 410, Class C12, IO, 5.500%, 07/25/24	721
	Government National Mortgage Association
1,728	Series 2002-24, Class AG, IF, IO, 7.408%, 04/16/32	346
1,446	Series 2003-69, Class SB, IF, IO, 6.058%, 08/16/33	308
1,136	Series 2011-13, Class S, IF, IO, 5.408%, 01/16/41	187
6,531	Series 2015-162, Class IM, IF, IO, 5.638%, 11/20/45	1,556

		20,848

	Non-Agency CMO — 1.4%
	Italy — 0.0% (g)
EUR 120	Intesa Sec S.p.A., Series 3, Class B, Reg. S, VAR, 0.000%, 10/30/33	124

	Spain — 0.0% (g)
EUR 50	TDA 13-Mixto Fondo de Titulizacion de Activos, Series 13, Class A2, VAR, 0.000%, 09/30/32	53

	United States — 1.4%
	Alternative Loan Trust
119	Series 2005-6CB, Class 1A6, 5.500%, 04/25/35	114
2,060	Series 2005-21CB, Class A17, 6.000%, 06/25/35	2,060
156	Chase Mortgage Finance Trust, Series 2007-A1, Class 2A3, VAR, 3.086%, 02/25/37	155
1,651	DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, VAR, 0.822%, 08/19/45	1,404
41	First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 1A6, 5.500%, 10/25/35	40
175	GSMSC Pass-Through Trust, Series 2008-2R, Class 2A1, VAR, 7.500%, 10/25/36 (e)	143
262	HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, VAR, 0.752%, 08/19/37	229
598	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 5A1, VAR, 2.999%, 02/25/35	592
	Wells Fargo Mortgage-Backed Securities Trust
1,616	Series 2004-BB, Class A5, VAR, 2.907%, 01/25/35	1,621
3,287	Series 2004-M, Class A1, VAR, 3.003%, 08/25/34	3,354
3,222	Series 2004-N, Class A6, VAR, 3.008%, 08/25/34	3,213
3,222	Series 2004-N, Class A7, VAR, 3.008%, 08/25/34	3,213
2,229	Series 2005-AR2, Class 2A1, VAR, 2.892%, 03/25/35	2,210
511	Series 2005-AR2, Class 2A2, VAR, 2.892%, 03/25/35	516
482	Series 2005-AR4, Class 2A2, VAR, 2.997%, 04/25/35	481
696	Series 2005-AR16, Class 3A1, VAR, 3.079%, 03/25/35	693

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
79	Series 2007-2, Class 3A5, 5.250%, 03/25/37	81

		20,119

		20,296

	Total Collateralized Mortgage Obligations (Cost $41,354)	41,144

Commercial Mortgage-Backed Securities — 9.8%
	Cayman Islands — 0.0% (g)
72	ACRE Commercial Mortgage Trust, Series 2014-FL2, Class D, VAR, 3.955%, 08/15/31 (e)	73

	United States — 9.8%
250	A10 Securitization LLC, VAR, 6.020%, 01/09/20	250
	Banc of America Commercial Mortgage Trust,
200	Series 2006-2, Class B, VAR, 5.854%, 05/10/45	200
2,400	Series 2007-3, Class B, VAR, 5.732%, 06/10/49	2,406
	Bear Stearns Commercial Mortgage Securities Trust,
4,060	Series 2006-PW13, Class B, VAR, 5.660%, 09/11/41 (e)	3,949
2,730	Series 2006-PW14, Class AJ, 5.273%, 12/11/38	2,746
6,820	Series 2007-PW16, Class AJ, VAR, 5.900%, 06/11/40	6,769
3,825	Series 2007-PW17, Class AJ, VAR, 6.083%, 06/11/50	3,864
1,720	CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX, VAR, 5.366%, 12/11/49	1,726
3,435	CD Mortgage Trust, Series 2007-CD5, Class C, VAR, 6.320%, 11/15/44	3,405
1,402	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, VAR, 2.392%, 11/15/31 (e)	1,402
	Citigroup Commercial Mortgage Trust,
2,475	Series 2014-GC23, Class D, VAR, 4.657%, 07/10/47 (e)	2,027
4,125	Series 2015-P1, Class D, 3.225%, 09/15/48 (e)	3,128
2,092	Series 2016-C3, Class C, 4.140%, 11/15/49	1,972
	COMM Mortgage Trust,
2,345	Series 2006-C8, Class AJ, 5.377%, 12/10/46	2,323
1,840	Series 2014-CR15, Class D, VAR, 4.914%, 02/10/47 (e)	1,629
2,200	Series 2015-CR23, Class CMC, VAR, 3.807%, 05/10/48 (e)	2,133
3,620	Series 2015-CR24, Class A5, 3.696%, 08/10/48	3,765
2,880	Series 2015-PC1, Class A5, 3.902%, 07/10/50	3,018
5,180	Series 2016-COR1, Class C, VAR, 4.543%, 10/10/49	4,876
100	Commercial Mortgage Trust, Series 2004-GG1, Class H, VAR, 6.573%, 06/10/36 (e)	93
717	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, VAR, 5.290%, 11/10/45	717
1,139	GS Mortgage Securities Trust, Series 2016-GS4, Class C, VAR, 3.804%, 11/10/49	1,108
	JP Morgan Chase Commercial Mortgage Securities Trust,
120	Series 2005-LDP2, Class D, VAR, 4.941%, 07/15/42	120
160	Series 2005-LDP5, Class D, VAR, 5.717%, 12/15/44	160
1,395	Series 2006-LDP8, Class C, VAR, 5.549%, 05/15/45	1,399
6,345	Series 2007-LD11, Class AM, VAR, 5.938%, 06/15/49	6,459
5,035	Series 2007-LDPX, Class AM, VAR, 5.464%, 01/15/49	4,949
2,870	LB Commercial Mortgage Trust, Series 2007-C3, Class AJ, VAR, 6.116%, 07/15/44	2,813
	LB-UBS Commercial Mortgage Trust,
3,769	Series 2006-C6, Class AJ, VAR, 5.452%, 09/15/39	3,506
5,205	Series 2007-C1, Class AJ, 5.484%, 02/15/40	5,208
1,610	Series 2007-C1, Class B, 5.514%, 02/15/40	1,608
5,605	Series 2007-C1, Class C, VAR, 5.533%, 02/15/40	5,583
6,030	Series 2007-C6, Class AJ, VAR, 6.380%, 07/15/40	6,084
1,415	LMREC, Inc., Series 2016-CRE2, Class A, VAR, 2.286%, 11/24/31 (e)	1,415

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
	United States — continued
2,177	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AJ, 5.239%, 12/12/49	2,181
	Morgan Stanley Bank of America Merrill Lynch Trust,
1,960	Series 2013-C7, Class D, VAR, 4.416%, 02/15/46 (e)	1,803
4,447	Series 2016-C31, Class C, VAR, 4.322%, 10/15/26	4,167
	Morgan Stanley Capital I Trust,
1,621	Series 2005-HQ7, Class D, VAR, 5.312%, 11/14/42	1,616
255	Series 2006-HQ8, Class D, VAR, 5.589%, 03/12/44	107
2,630	Series 2006-HQ9, Class D, VAR, 5.862%, 07/12/44	2,625
1,745	Series 2006-HQ10, Class AJ, VAR, 5.389%, 11/12/41	1,740
5,005	Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44	4,979
1,193	Series 2016-BNK2, Class D, VAR, 3.000%, 11/15/49 (e)	857
	Wachovia Bank Commercial Mortgage Trust,
100	Series 2005-C21, Class F, VAR, 5.465%, 10/15/44 (e)	89
7,945	Series 2006-C29, Class AJ, VAR, 5.368%, 11/15/48	8,032
6,105	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	6,175
2,530	Series 2007-C33, Class AJ, VAR, 6.170%, 02/15/51	2,526
2,600	Series 2007-C33, Class B, VAR, 6.170%, 02/15/51	2,528
2,600	Series 2007-C33, Class C, VAR, 6.170%, 02/15/51	2,418
250	Series 2007-C34, Class AJ, VAR, 6.138%, 05/15/46	251
	Wells Fargo Commercial Mortgage Trust,
1,250	Series 2015-NXS2, Class A5, VAR, 3.767%, 07/15/58	1,306
1,276	Series 2016-BNK1, Class D, 3.000%, 08/15/49 (e)	927

		137,137

	Total Commercial Mortgage-Backed Securities (Cost $139,931)	137,210

SHARES
Common Stocks — 0.2%
	Canada — 0.2%
47	Pacific Exploration & Production Corp. (a)	1,837
13	Pacific Exploration & Production Corp. (a)	530

		2,367

	United States — 0.0% (g)
3	NII Holdings, Inc. (a)	4
4	Penn Virginia Corp. (a)	177
6	Vistra Energy Corp. (a)	87

		268

	Total Common Stocks (Cost $2,552)	2,635

PRINCIPAL AMOUNT
Convertible Bonds — 1.8%
	Cayman Islands — 0.1%
1,390	Ctrip.com International Ltd., 1.000%, 07/01/20	1,500

	Netherlands — 0.1%
1,565	NXP Semiconductors N.V., 1.000%, 12/01/19	1,784

	United States — 1.6%
1,340	Cypress Semiconductor Corp., 4.500%, 01/15/22 (e)	1,497
1,990	Envestnet, Inc., 1.750%, 12/15/19	1,899
1,470	Finisar Corp., 0.500%, 12/15/33	1,830
2,045	General Cable Corp., SUB, 4.500%, 11/15/29	1,558
1,310	HealthSouth Corp., 2.000%, 12/01/43	1,556
3,560	Live Nation Entertainment, Inc., 2.500%, 05/15/19	3,834
1,085	Newpark Resources, Inc., 4.000%, 10/01/17	1,096
1,565	Nuance Communications, Inc., 1.500%, 11/01/35	1,561
3,470	ON Semiconductor Corp., 1.000%, 12/01/20	3,466
1,380	Shutterfly, Inc., 0.250%, 05/15/18	1,388
490	Wabash National Corp., 3.375%, 05/01/18	631
1,855	Web.com Group, Inc., 1.000%, 08/15/18	1,754

		22,070

	Total Convertible Bonds (Cost $24,673)	25,354

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 55.0%
	Argentina — 0.2%
2,630	Petrobras Argentina S.A., 7.375%, 07/21/23 (e)	2,554

	Australia — 0.2%
GBP 2,000	BHP Billiton Finance Ltd., Reg. S, VAR, 6.500%, 10/22/77	2,704
35	Nufarm Australia Ltd., 6.375%, 10/15/19 (e)	36

		2,740

	Austria — 0.3%
1,560	Eldorado Intl. Finance GmbH, 8.625%, 06/16/21 (e)	1,254
2,430	Suzano Austria GmbH, 5.750%, 07/14/26 (e)	2,315

		3,569

	Bahamas — 0.0% (g)
565	Ultrapetrol Bahamas Ltd., 8.875%, 06/15/21 (d)	113

	Belgium — 0.1%
EUR 1,750	Ontex Group N.V., Reg. S, 4.750%, 11/15/21	1,956

	Bermuda — 0.5%
310	Aircastle Ltd., 7.625%, 04/15/20	348
1,574	Digicel Group Ltd., Reg. S, 7.125%, 04/01/22	1,173
30	IHS Markit Ltd., 5.000%, 11/01/22 (e)	31
200	Seadrill Ltd., 6.625%, 09/15/20 (e)	72
6,090	Tengizchevroil Finance Co. International Ltd., 4.000%, 08/15/26 (e)	5,654

		7,278

	Brazil — 0.2%
468	Itau Unibanco Holding S.A., Reg. S, 5.500%, 08/06/22	470
2,750	Votorantim Cimentos S.A., Reg. S, 7.250%, 04/05/41	2,496

		2,966

	Canada — 1.1%
25	1011778 B.C. ULC/New Red Finance, Inc., 6.000%, 04/01/22 (e)	26
188	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/23 (e)	195
	Baytex Energy Corp.,
100	5.125%, 06/01/21 (e)	86
75	5.625%, 06/01/24 (e)	63
	Bombardier, Inc.,
40	4.750%, 04/15/19 (e)	40
139	5.500%, 09/15/18 (e)	148
169	6.125%, 01/15/23 (e)	146
230	Cascades, Inc., 5.500%, 07/15/22 (e)	233
307	Concordia International Corp., 7.000%, 04/15/23 (e)	117
1,340	Encana Corp., 6.500%, 08/15/34	1,373
25	Garda World Security Corp., 7.250%, 11/15/21 (e)	23
110	HudBay Minerals, Inc., 9.500%, 10/01/20	116
325	Lundin Mining Corp., 7.875%, 11/01/22 (e)	351
92	Masonite International Corp., 5.625%, 03/15/23 (e)	94
194	Mattamy Group Corp., 6.500%, 11/15/20 (e)	193
800	MEG Energy Corp., 6.375%, 01/30/23 (e)	706
405	New Gold, Inc., 6.250%, 11/15/22 (e)	407
171	NOVA Chemicals Corp., 5.000%, 05/01/25 (e)	167
227	Open Text Corp., 5.625%, 01/15/23 (e)	231
1,881	Pacific Exploration & Production Corp., Series AI, (Cash), 10.000%, 11/02/21 (v)	2,034
350	Precision Drilling Corp., 5.250%, 11/15/24	311
995	Quebecor Media, Inc., 5.750%, 01/15/23	1,022
	Teck Resources Ltd.,
30	8.000%, 06/01/21 (e)	33
120	8.500%, 06/01/24 (e)	140
357	Transcanada Trust, VAR, 5.625%, 05/20/75	358
	Valeant Pharmaceuticals International, Inc.,
300	5.375%, 03/15/20 (e)	251
144	5.500%, 03/01/23 (e)	106
85	5.625%, 12/01/21 (e)	65
3,193	5.875%, 05/15/23 (e)	2,361
1,000	6.125%, 04/15/25 (e)	740
264	6.375%, 10/15/20 (e)	223
206	6.750%, 08/15/21 (e)	172
115	7.000%, 10/01/20 (e)	99
1,533	7.250%, 07/15/22 (e)	1,257
100	7.500%, 07/15/21 (e)	85
1,300	Videotron Ltd., 5.375%, 06/15/24 (e)	1,327

		15,299

	Cayman Islands — 0.7%
2,800	EMG Sukuk Ltd., Reg. S, 4.564%, 06/18/24	2,863
275	Shelf Drilling Holdings Ltd., 8.625%, 11/01/18 (e)	224
1,200	Transocean, Inc., 9.000%, 07/15/23 (e)	1,212
750	UPCB Finance IV Ltd., 5.375%, 01/15/25 (e)	739
	Vale Overseas Ltd.,
1,756	5.875%, 06/10/21	1,837

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Cayman Islands — continued
2,700	6.250%, 08/10/26	2,809

		9,684

	Chile — 0.3%
1,980	Empresa Electrica Angamos S.A., 4.875%, 05/25/29 (e)	1,866
1,720	Empresa Electrica Guacolda S.A., 4.560%, 04/30/25 (e)	1,544

		3,410

	Denmark — 0.0% (g)
GBP 195	Danske Bank A/S, VAR, 5.375%, 09/29/21	255

	France — 2.4%
2,620	Air Liquide Finance S.A., 2.500%, 09/27/26 (e)	2,460
EUR 2,750	Crown European Holdings S.A., Reg. S, 4.000%, 07/15/22	3,170
EUR 1,300	Elis S.A., Reg. S, 3.000%, 04/30/22	1,397
EUR 2,600	Europcar Groupe S.A., Reg. S, 5.750%, 06/15/22	2,859
EUR 467	Holdikks SAS, Reg. S, 6.750%, 07/15/21	349
EUR 1,450	Holding Medi-Partenaires SAS, Reg. S, 7.000%, 05/15/20	1,616
EUR 1,750	Italcementi Finance S.A., Reg. S, 6.625%, 03/19/20	2,133
EUR 2,710	Labeyrie Fine Foods SAS, Reg. S, 5.625%, 03/15/21	2,912
	NEW Areva Holding S.A.,
EUR 2,600	4.375%, 11/06/19	2,798
EUR 2,000	4.875%, 09/23/24	2,114
EUR 750	Peugeot S.A., Reg. S, 2.375%, 04/14/23	819
EUR 1,450	Rexel S.A., Reg. S, 3.250%, 06/15/22	1,571
	SFR Group S.A.,
1,700	6.000%, 05/15/22 (e)	1,713
250	6.250%, 05/15/24 (e)	247
EUR 5,050	Reg. S, 5.375%, 05/15/22	5,563
EUR 2,000	Verallia Packaging SASU, Reg. S, 5.125%, 08/01/22	2,210

		33,931

	Germany — 1.8%
EUR 1,850	CeramTec Group GmbH, Reg. S, 8.250%, 08/15/21	2,088
EUR 500	Commerzbank AG, 7.750%, 03/16/21	623
EUR 1,350	Deutsche Raststaetten Gruppe IV GmbH, Reg. S, 6.750%, 12/30/20	1,484
EUR 1,400	Douglas GmbH, Reg. S, 6.250%, 07/15/22	1,610
EUR 3,450	HP Pelzer Holding GmbH, Reg. S, 7.500%, 07/15/21	3,899
EUR 250	Kirk Beauty One GmbH, Reg. S, 8.750%, 07/15/23	286
EUR 2,400	Pfleiderer GmbH, Reg. S, 7.875%, 08/01/19	2,639
EUR 1,800	ProGroup AG, Reg. S, 5.125%, 05/01/22	2,032
EUR 1,100	Techem Energy Metering Service GmbH & Co. KG, Reg. S, 7.875%, 10/01/20	1,213
EUR 975	Trionista TopCo GmbH, Reg. S, 6.875%, 04/30/21	1,088
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
200	5.500%, 01/15/23 (e)	205
EUR 1,200	Reg. S, 4.000%, 01/15/25	1,292
EUR 4,374	Reg. S, 5.125%, 01/21/23	4,869
EUR 2,000	WEPA Hygieneprodukte GmbH, Reg. S, 3.750%, 05/15/24	2,166

		25,494

	Ireland — 1.5%
	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
1,330	4.625%, 10/30/20	1,390
365	4.625%, 07/01/22	378
	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc.,
300	6.000%, 06/30/21 (e)	303
EUR 957	6.750%, 05/15/24 (e)	1,059
EUR 1,500	Reg. S, 4.125%, 05/15/23	1,631
EUR 600	Reg. S, 6.750%, 05/15/24	664
EUR 3,150	eircom Finance DAC, Reg. S, 4.500%, 05/31/22	3,447
	Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
1,000	6.000%, 07/15/23 (e)	890
285	6.500%, 02/01/25 (e)	243
1,976	GE Capital International Funding Co., Unlimited Co., 3.373%, 11/15/25	1,999
	Shire Acquisitions Investments Ireland DAC,
2,915	2.400%, 09/23/21	2,817
3,625	3.200%, 09/23/26	3,396
EUR 2,900	Smurfit Kappa Acquisitions, Reg. S, 3.250%, 06/01/21	3,273

		21,490

	Italy — 0.8%
EUR 700	Assicurazioni Generali S.p.A., Reg. S, VAR, 7.750%, 12/12/42	853
EUR 1,050	Enel S.p.A., Reg. S, VAR, 6.500%, 01/10/74	1,184

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Italy — continued
EUR 3,000	Finmeccanica S.p.A., 4.500%, 01/19/21	3,514
EUR 700	LKQ Italia Bondco S.p.A, Reg. S, 3.875%, 04/01/24	770
	Telecom Italia S.p.A.,
EUR 2,500	Reg. S, 3.250%, 01/16/23	2,695
EUR 2,350	Reg. S, 3.625%, 05/25/26	2,497

		11,513

	Japan — 0.1%
	SoftBank Group Corp.,
200	4.500%, 04/15/20 (e)	204
EUR 750	Reg. S, 4.000%, 07/30/22	859

		1,063

	Luxembourg — 5.1%
	Actavis Funding SCS,
2,735	3.000%, 03/12/20	2,775
1,435	4.850%, 06/15/44	1,423
	Altice Financing S.A.,
700	6.625%, 02/15/23 (e)	711
EUR 3,450	Reg. S, 5.250%, 02/15/23	3,817
	Altice Luxembourg S.A.,
200	7.625%, 02/15/25 (e)	205
750	7.750%, 05/15/22 (e)	786
EUR 300	Reg. S, 6.250%, 02/15/25	319
EUR 5,575	Reg. S, 7.250%, 05/15/22	6,291
	ArcelorMittal,
1,350	7.250%, 02/25/22	1,515
EUR 2,500	Reg. S, 2.875%, 07/06/20	2,737
EUR 3,570	Auris Luxembourg II S.A., Reg. S, 8.000%, 01/15/23	4,096
77	Capsugel S.A., (cash), 7.000%, 05/15/19 (e) (v)	77
EUR 2,250	Cirsa Funding Luxembourg S.A., Reg. S, 5.750%, 05/15/21	2,514
600	ConvaTec Healthcare E S.A., 10.500%, 12/15/18 (e)	602
EUR 2,200	Dufry Finance S.C.A., Reg. S, 4.500%, 08/01/23	2,460
EUR 957	eDreams ODIGEO S.A., 8.500%, 08/01/21 (e)	1,055
1,750	FAGE International S.A./FAGE USA Dairy Industry, Inc., 5.625%, 08/15/26 (e)	1,750
EUR 2,125	Galapagos Holding S.A., Reg. S, 7.000%, 06/15/22	1,689
EUR 225	Galapagos S.A., Reg. S, 5.375%, 06/15/21	224
	Garfunkelux Holdco 3 S.A.,
EUR 1,950	Reg. S, 7.500%, 08/01/22	2,142
GBP 2,000	Reg. S, 8.500%, 11/01/22	2,571
	Gestamp Funding Luxembourg S.A.,
EUR 946	3.500%, 05/15/23 (e)	1,024
EUR 700	Reg. S, 3.500%, 05/15/23	759
2,250	INEOS Group Holdings S.A., 5.875%, 02/15/19 (e)	2,284
	Intelsat Jackson Holdings S.A.,
667	5.500%, 08/01/23	435
162	7.250%, 04/01/19	127
140	7.250%, 10/15/20	102
1,945	7.500%, 04/01/21	1,409
282	8.000%, 02/15/24 (e)	284
160	Intelsat Luxembourg S.A., 7.750%, 06/01/21	55
63	Mallinckrodt International Finance S.A., 4.750%, 04/15/23	53
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
175	4.875%, 04/15/20 (e)	171
1,135	5.500%, 04/15/25 (e)	965
184	5.625%, 10/15/23 (e)	166
381	5.750%, 08/01/22 (e)	358
EUR 1,900	Matterhorn Telecom S.A., Reg. S, 3.875%, 05/01/22	2,023
EUR 1,300	Monitchem HoldCo 2 S.A., Reg. S, 6.875%, 06/15/22	1,189
EUR 400	Picard Bondco S.A., Reg. S, 7.750%, 02/01/20	444
EUR 1,950	Play Finance 1 S.A., Reg. S, 6.500%, 08/01/19	2,139
EUR 1,250	Play Topco S.A., 7.750%, 02/28/20 (v)	1,348
EUR 4,500	SIG Combibloc Holdings S.C.A., Reg. S, 7.750%, 02/15/23	5,026
EUR 1,500	Swissport Investments S.A., Reg. S, 6.750%, 12/15/21	1,694
EUR 2,500	Telenet Finance VI Luxembourg S.C.A., Reg. S, 4.875%, 07/15/27	2,711
EUR 2,175	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., Reg. S, 6.375%, 05/01/22	2,437
	Wind Acquisition Finance S.A.,
815	7.375%, 04/23/21 (e)	831
EUR 400	Reg. S, 4.000%, 07/15/20	429
EUR 3,350	Reg. S, 7.000%, 04/23/21	3,666

		71,888

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Mexico — 0.7%
1,850	Alfa S.A.B. de C.V., Reg. S, 6.875%, 03/25/44	1,695
1,900	Banco Nacional de Comercio Exterior SNC, VAR, 3.800%, 08/11/26 (e)	1,774
	Cemex S.A.B. de C.V.,
1,250	5.700%, 01/11/25 (e)	1,210
200	6.125%, 05/05/25 (e)	197
650	Comision Federal de Electricidad, 4.750%, 02/23/27 (e)	614
1,940	Elementia S.A.B. de C.V., 5.500%, 01/15/25 (e)	1,799
2,513	Petroleos Mexicanos, 6.500%, 06/02/41	2,212

		9,501

	Morocco — 0.2%
3,100	OCP S.A., 4.500%, 10/22/25 (e)	2,937

	Netherlands — 4.8%
900	Bluewater Holding B.V., Reg. S, 10.000%, 12/10/19 (e)	540
	EDP Finance B.V.,
400	5.250%, 01/14/21 (e)	422
EUR 2,000	Reg. S, 2.375%, 03/23/23	2,175
	Fiat Chrysler Automobiles N.V.,
273	4.500%, 04/15/20	276
1,290	5.250%, 04/15/23	1,279
EUR 5,200	Reg. S, 3.750%, 03/29/24	5,553
EUR 1,825	Grupo Antolin Dutch B.V., Reg. S, 4.750%, 04/01/21	1,996
1,400	Ihs Netherlands Holdco B.V., 9.500%, 10/27/21 (e)	1,411
	Mylan N.V.,
3,095	3.150%, 06/15/21 (e)	3,044
487	5.250%, 06/15/46 (e)	446
	NXP B.V./NXP Funding LLC,
1,000	5.750%, 02/15/21 (e)	1,038
1,000	5.750%, 03/15/23 (e)	1,057
	Petrobras Global Finance B.V.,
6,400	5.750%, 01/20/20	6,416
9,680	8.750%, 05/23/26	10,393
EUR 1,650	PortAventura Entertainment Barcelona B.V., Reg. S, 7.250%, 12/01/20	1,811
EUR 3,312	Repsol International Finance B.V., Reg. S, VAR, 4.500%, 03/25/75	3,168
EUR 1,500	Saipem Finance International B.V., Reg. S, 3.750%, 09/08/23	1,620
EUR 5,300	Schaeffler Finance B.V., Reg. S, 3.250%, 05/15/25	5,950
	Sensata Technologies B.V.,
1,000	4.875%, 10/15/23 (e)	1,027
129	5.000%, 10/01/25 (e)	127
600	5.625%, 11/01/24 (e)	626
	Shell International Finance B.V.,
2,015	3.250%, 05/11/25	2,007
1,250	3.750%, 09/12/46	1,118
1,875	4.000%, 05/10/46	1,735
4,410	Siemens Financieringsmaatschappij N.V., 2.350%, 10/15/26 (e)	4,080
	Teva Pharmaceutical Finance Netherlands III B.V.,
1,085	2.200%, 07/21/21	1,038
1,300	3.150%, 10/01/26	1,197
EUR 2,150	UPC Holding B.V., Reg. S, 6.375%, 09/15/22	2,410
EUR 2,950	Ziggo Bond Finance B.V., Reg. S, 4.625%, 01/15/25	3,117

		67,077

	Nigeria — 0.1%
1,400	Access Bank plc, 10.500%, 10/19/21 (e)	1,400

	Norway — 0.2%
EUR 2,825	Lock A.S., Reg. S, 7.000%, 08/15/21	3,172

	Portugal — 0.1%
EUR 1,800	EDP - Energias de Portugal S.A., Reg. S, VAR, 5.375%, 09/16/75	1,921

	Spain — 0.2%
EUR 1,500	Campofrio Food Group S.A., Reg. S, 3.375%, 03/15/22	1,645
EUR 1,600	Santander Issuances SAU, Reg. S, 3.250%, 04/04/26	1,664

		3,309

	Sweden — 0.5%
EUR 2,950	Verisure Holding AB, Reg. S, 6.000%, 11/01/22	3,381
EUR 1,000	Volvo Car AB, Reg. S, 3.250%, 05/18/21	1,126
EUR 2,197	Volvo Treasury AB, Reg. S, VAR, 4.200%, 06/10/75	2,396

		6,903

	Switzerland — 0.5%
	Credit Suisse AG,
1,938	6.500%, 08/08/23 (e)	2,052
EUR 1,350	Reg. S, VAR, 5.750%, 09/18/25	1,542
	UBS AG,
1,404	Reg. S, 5.125%, 05/15/24	1,399

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Switzerland — continued
2,250	Reg. S, VAR, 4.750%, 05/22/23	2,272

		7,265

	United Arab Emirates — 0.2%
2,910	DP World Ltd., Reg. S, 6.850%, 07/02/37	2,968

	United Kingdom — 4.8%
	Adient Global Holdings Ltd.,
EUR 575	3.500%, 08/15/24 (e)	596
EUR 800	Reg. S, 3.500%, 08/15/24	830
EUR 1,250	Alliance Automotive Finance plc, Reg. S, 6.250%, 12/01/21	1,408
EUR 3,500	Anglo American Capital plc, Reg. S, 3.250%, 04/03/23	3,803
	Barclays plc,
2,800	4.375%, 09/11/24	2,726
EUR 600	Reg. S, VAR, 2.625%, 11/11/25	622
GBP 2,800	Boparan Finance plc, Reg. S, 5.250%, 07/15/19	3,468
915	BP Capital Markets plc, 3.062%, 03/17/22	925
EUR 2,500	British Telecommunications plc, Reg. S, 1.750%, 03/10/26	2,711
EUR 2,100	EC Finance plc, Reg. S, 5.125%, 07/15/21	2,315
GBP 1,400	Galaxy Bidco Ltd., Reg. S, 6.375%, 11/15/20	1,799
GBP 700	Iceland Bondco plc, Reg. S, 6.250%, 07/15/21	860
EUR 3,200	Ineos Finance plc, Reg. S, 4.000%, 05/01/23	3,459
	International Game Technology plc,
1,925	6.250%, 02/15/22 (e)	2,045
EUR 2,300	Reg. S, 4.750%, 02/15/23	2,594
	Jaguar Land Rover Automotive plc,
500	4.125%, 12/15/18 (e)	510
200	4.250%, 11/15/19 (e)	205
GBP 1,960	Reg. S, 3.875%, 03/01/23	2,461
GBP 790	Reg. S, 5.000%, 02/15/22	1,058
EUR 2,000	Lincoln Finance Ltd., Reg. S, 6.875%, 04/15/21	2,268
2,560	Lloyds Banking Group plc, 4.650%, 03/24/26	2,550
EUR 1,150	Merlin Entertainments plc, Reg. S, 2.750%, 03/15/22	1,255
GBP 710	NGG Finance plc, Reg. S, VAR, 5.625%, 06/18/73	956
EUR 450	OTE plc, Reg. S, 3.500%, 07/09/20	485
GBP 1,080	Pizzaexpress Financing 1 plc, Reg. S, 8.625%, 08/01/22	1,281
	Pizzaexpress Financing 2 plc,
GBP 2,500	Reg. S, 6.625%, 08/01/21	3,121
1,645	Royal Bank of Scotland Group plc, 6.125%, 12/15/22	1,703
1,520	Santander UK Group Holdings plc, 4.750%, 09/15/25 (e)	1,468
585	Sea Trucks Group Ltd., Reg. S, 9.000%, 03/26/18 (e) (d)	181
265	Sensata Technologies UK Financing Co. plc, 6.250%, 02/15/26 (e)	278
EUR 2,300	Synlab Unsecured Bondco plc, Reg. S, 8.250%, 07/01/23	2,614
GBP 3,580	Tesco plc, 5.000%, 03/24/23	4,766
200	Virgin Media Finance plc, 5.750%, 01/15/25 (e)	198
	Virgin Media Secured Finance plc,
775	5.500%, 08/15/26 (e)	756
GBP 4,941	Reg. S, 6.000%, 04/15/21	6,414
EUR 2,200	Worldpay Finance plc, Reg. S, 3.750%, 11/15/22	2,483

		67,172

	United States — 27.4%
	Acadia Healthcare Co., Inc.,
55	5.625%, 02/15/23	54
100	6.125%, 03/15/21	103
530	ACCO Brands Corp., 6.750%, 04/30/20	555
307	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	230
	ADT Corp. (The),
500	3.500%, 07/15/22	471
552	4.125%, 06/15/23	524
186	Advanced Micro Devices, Inc., 7.000%, 07/01/24	188
	AECOM,
365	5.750%, 10/15/22	382
125	5.875%, 10/15/24	131
	AES Corp.,
1,500	5.500%, 04/15/25	1,459
1,260	Air Lease Corp., 3.000%, 09/15/23	1,202
1,275	Air Medical Group Holdings, Inc., 6.375%, 05/15/23 (e)	1,206
165	AK Steel Corp., 7.500%, 07/15/23	179
130	Alabama Power Co., 4.150%, 08/15/44	130

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
655	Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 06/15/24 (e)	677
15	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	16
209	Aleris International, Inc., 7.875%, 11/01/20	205
	Alliance Data Systems Corp.,
156	5.375%, 08/01/22 (e)	149
390	5.875%, 11/01/21 (e)	391
	Ally Financial, Inc.,
1,420	4.125%, 03/30/20	1,420
20	4.250%, 04/15/21	20
970	4.625%, 03/30/25	938
250	4.750%, 09/10/18	257
365	8.000%, 11/01/31	414
	Altice U.S. Finance I Corp.,
560	5.375%, 07/15/23 (e)	567
335	5.500%, 05/15/26 (e)	331
	Altria Group, Inc.,
965	3.875%, 09/16/46	890
1,500	4.000%, 01/31/24	1,582
1,165	4.250%, 08/09/42	1,141
	AMC Entertainment Holdings, Inc.,
1,090	5.750%, 06/15/25	1,098
230	5.875%, 02/15/22	240
948	American Airlines 2015-1 Class B Pass-Through Trust, 3.700%, 05/01/23	924
	American Axle & Manufacturing, Inc.,
1,448	6.625%, 10/15/22	1,455
1,500	American Express Credit Corp., Series F, 2.600%, 09/14/20	1,512
2,080	American International Group, Inc., 4.800%, 07/10/45	2,129
	Amkor Technology, Inc.,
1,000	6.375%, 10/01/22	1,029
850	6.625%, 06/01/21	869
	Analog Devices, Inc.,
1,465	3.500%, 12/05/26	1,455
190	4.500%, 12/05/36	189
	Anheuser-Busch InBev Finance, Inc.,
4,565	3.650%, 02/01/26	4,587
2,055	4.900%, 02/01/46	2,193
1,000	Anixter, Inc., 5.500%, 03/01/23	1,033
	Antero Resources Corp.,
400	5.125%, 12/01/22	406
500	5.375%, 11/01/21	516
	Apple, Inc.,
525	3.850%, 08/04/46	492
755	4.375%, 05/13/45	769
1,530	4.650%, 02/23/46	1,614
	Arconic, Inc.,
725	5.125%, 10/01/24	740
250	5.400%, 04/15/21	264
1,425	Ashland LLC, 4.750%, 08/15/22	1,466
	Ashtead Capital, Inc.,
300	5.625%, 10/01/24 (e)	312
1,000	6.500%, 07/15/22 (e)	1,046
	AT&T, Inc.,
2,630	3.400%, 05/15/25	2,527
1,325	4.300%, 12/15/42	1,156
2,020	5.650%, 02/15/47	2,143
182	Avaya, Inc., 10.500%, 03/01/21	86
1,930	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.500%, 04/01/23	1,865
EUR 1,500	Axalta Coating Systems LLC, Reg. S, 4.250%, 08/15/24	1,617
EUR 2,000	Ball Corp., 4.375%, 12/15/23	2,295
	Bank of America Corp.,
3,795	2.625%, 10/19/20	3,793
1,830	3.500%, 04/19/26	1,808
1,040	4.250%, 10/22/26	1,046
400	Berry Plastics Corp., 5.500%, 05/15/22	416
	Biogen, Inc.,
1,960	2.900%, 09/15/20	1,985
1,125	5.200%, 09/15/45	1,204
	Blue Cube Spinco, Inc.,
357	9.750%, 10/15/23	419
673	10.000%, 10/15/25	801
279	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	269
209	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	201
652	Boyd Gaming Corp., 6.875%, 05/15/23	697
157	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	155
1,340	Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	1,405
653	Cablevision Systems Corp., 8.000%, 04/15/20	702
250	Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20 (d)	257
210	CalAtlantic Group, Inc., 8.375%, 01/15/21	244

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	California Resources Corp.,
11	5.500%, 09/15/21	7
256	8.000%, 12/15/22 (e)	206
1,000	Calpine Corp., 6.000%, 01/15/22 (e)	1,044
3,000	Capital One Financial Corp., 4.200%, 10/29/25	3,000
	CCO Holdings LLC/CCO Holdings Capital Corp.,
539	5.375%, 05/01/25 (e)	548
1,045	5.500%, 05/01/26 (e)	1,055
405	5.750%, 09/01/23	425
2,450	5.750%, 02/15/26 (e)	2,517
1,780	5.875%, 04/01/24 (e)	1,885
1,500	6.625%, 01/31/22	1,558
	CDW LLC/CDW Finance Corp.,
48	5.000%, 09/01/23	48
165	5.500%, 12/01/24	169
450	Cemex Finance LLC, 9.375%, 10/12/22 (e)	488
201	Centene Corp., 4.750%, 05/15/22	198
	CenturyLink, Inc.,
200	Series T, 5.800%, 03/15/22	198
1,345	Series W, 6.750%, 12/01/23	1,345
860	CF Industries, Inc., 4.500%, 12/01/26 (e)	843
565	Change Healthcare Holdings, Inc., 11.000%, 12/31/19	585
3,273	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 07/23/25 (e)	3,412
1,025	Chesapeake Energy Corp., 6.625%, 08/15/20	994
2,848	Chevron Corp., 2.355%, 12/05/22	2,789
71	Chinos Intermediate Holdings A, Inc., (PIK), 8.500%, 05/01/19 (e) (v)	22
	CHS/Community Health Systems, Inc.,
200	5.125%, 08/01/21	181
143	6.875%, 02/01/22	95
90	Cinemark USA, Inc., 5.125%, 12/15/22	92
	CIT Group, Inc.,
29	3.875%, 02/19/19	30
1,220	5.000%, 08/15/22	1,270
491	5.250%, 03/15/18	508
400	5.375%, 05/15/20	423
1,495	5.500%, 02/15/19 (e)	1,578
200	Citgo Holding, Inc., 10.750%, 02/15/20 (e)	209
	Citigroup, Inc.,
2,690	2.400%, 02/18/20	2,683
2,695	2.650%, 10/26/20	2,704
1,980	3.200%, 10/21/26	1,889
1,210	4.125%, 07/25/28	1,187
	Claire’s Stores, Inc.,
250	6.125%, 03/15/20 (e)	114
880	9.000%, 03/15/19 (e)	428
1,130	Clean Harbors, Inc., 5.125%, 06/01/21	1,155
	Clear Channel Worldwide Holdings, Inc.,
2,945	Series B, 6.500%, 11/15/22	2,971
3,075	Series B, 7.625%, 03/15/20	3,032
100	Clearwater Paper Corp., 4.500%, 02/01/23	98
56	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 12.000%, 11/01/21	58
220	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	175
367	Coeur Mining, Inc., 7.875%, 02/01/21	381
1,000	Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)	1,002
600	Cogent Communications Group, Inc., 5.375%, 03/01/22 (e)	607
	Comcast Corp.,
2,095	2.350%, 01/15/27	1,932
1,030	4.600%, 08/15/45	1,063
350	Commercial Metals Co., 4.875%, 05/15/23	351
1,300	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	1,354
190	CommScope, Inc., 5.500%, 06/15/24 (e)	194
	Communications Sales & Leasing, Inc./CSL Capital LLC,
2,355	6.000%, 04/15/23 (e)	2,443
241	Concho Resources, Inc., 5.500%, 04/01/23	248
450	CONSOL Energy, Inc., 5.875%, 04/15/22	432
206	Consolidated Communications, Inc., 6.500%, 10/01/22	200
17	Constellation Brands, Inc., 4.750%, 11/15/24	18
128	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	141
1,020	Continental Resources, Inc., 4.500%, 04/15/23	992
102	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (e)	99
800	CoreCivic, Inc., 4.625%, 05/01/23	778
733	Cott Beverages, Inc., 6.750%, 01/01/20	759
261	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22	264

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Crown Castle International Corp.,
2,300	3.400%, 02/15/21	2,338
1,070	3.700%, 06/15/26	1,038
	CSC Holdings LLC,
145	6.750%, 11/15/21	153
129	8.625%, 02/15/19	142
1,000	10.125%, 01/15/23 (e)	1,151
80	CSI Compressco LP/CSI Compressco Finance, Inc., 7.250%, 08/15/22	74
	CVS Health Corp.,
1,500	2.875%, 06/01/26	1,418
1,195	5.300%, 12/05/43	1,328
	Dana, Inc.,
1,910	5.500%, 12/15/24	1,920
600	6.000%, 09/15/23	624
210	Darling Ingredients, Inc., 5.375%, 01/15/22	219
312	Dean Foods Co., 6.500%, 03/15/23 (e)	324
835	Denbury Resources, Inc., 4.625%, 07/15/23	643
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
2,675	6.020%, 06/15/26 (e)	2,801
	DISH DBS Corp.,
890	5.000%, 03/15/23	879
2,265	5.875%, 07/15/22	2,344
2,450	5.875%, 11/15/24	2,484
774	6.750%, 06/01/21	832
690	7.750%, 07/01/26	762
50	7.875%, 09/01/19	55
500	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.125%, 06/15/21 (e)	437
1,155	Dominion Resources, Inc., 3.625%, 12/01/24	1,162
110	DS Services of America, Inc., 10.000%, 09/01/21 (e)	121
890	Duke Energy Corp., 2.650%, 09/01/26	825
	Dynegy, Inc.,
99	5.875%, 06/01/23	87
26	6.750%, 11/01/19	26
615	7.375%, 11/01/22	584
760	7.625%, 11/01/24	699
203	E*TRADE Financial Corp., 5.375%, 11/15/22	215
2,164	Embarq Corp., 7.995%, 06/01/36	2,078
1,000	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	1,000
75	EnerSys, 5.000%, 04/30/23 (e)	75
1,520	Entergy Corp., 2.950%, 09/01/26	1,428
	EP Energy LLC/Everest Acquisition Finance, Inc.,
400	7.750%, 09/01/22	280
1,718	9.375%, 05/01/20	1,439
	Equinix, Inc.,
38	5.375%, 01/01/22	39
300	5.375%, 04/01/23	308
27	5.750%, 01/01/25	28
315	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	305
1,965	Express Scripts Holding Co., 3.400%, 03/01/27	1,859
151	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	149
	First Data Corp.,
3,240	5.750%, 01/15/24 (e)	3,281
29	6.750%, 11/01/20 (e)	30
385	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	405
	Ford Motor Credit Co. LLC,
2,575	3.200%, 01/15/21	2,569
3,000	3.664%, 09/08/24	2,922
2,385	4.389%, 01/08/26	2,413
	Fresenius Medical Care U.S. Finance II, Inc.,
295	4.750%, 10/15/24 (e)	295
250	5.875%, 01/31/22 (e)	276
	Frontier Communications Corp.,
475	6.250%, 09/15/21	446
358	8.500%, 04/15/20	372
427	9.250%, 07/01/21	438
1,365	10.500%, 09/15/22	1,406
2,197	11.000%, 09/15/25	2,202
748	General Electric Co., 3.450%, 05/15/24	772
2,000	General Motors Financial Co., Inc., 3.700%, 05/09/23	1,965
435	GenOn Energy, Inc., 9.875%, 10/15/20	291
1,650	Gilead Sciences, Inc., 4.150%, 03/01/47	1,544
	Goldman Sachs Group, Inc. (The),
910	2.625%, 04/25/21	904
930	2.750%, 09/15/20	934
1,850	3.850%, 07/08/24	1,892
1,815	4.250%, 10/21/25	1,835
1,200	5.150%, 05/22/45	1,233
26	Goodman Networks, Inc., 12.125%, 07/01/18	11

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
1,000	Goodyear Tire & Rubber Co. (The), 8.750%, 08/15/20	1,196
850	H&E Equipment Services, Inc., 7.000%, 09/01/22	895
170	Harland Clarke Holdings Corp., 6.875%, 03/01/20 (e)	161
1,949	Harris Corp., 4.854%, 04/27/35	1,977
	HCA, Inc.,
300	5.000%, 03/15/24	301
4,125	5.375%, 02/01/25	4,037
100	6.500%, 02/15/20	109
2,275	7.500%, 02/15/22	2,531
	HealthSouth Corp.,
250	5.125%, 03/15/23	247
490	5.750%, 11/01/24	491
650	5.750%, 09/15/25	649
375	Hecla Mining Co., 6.875%, 05/01/21	382
780	Herc Rentals, Inc., 7.750%, 06/01/24 (e)	801
	Hertz Corp. (The),
1,150	6.250%, 10/15/22	1,084
2,105	7.375%, 01/15/21	2,113
630	Hess Corp., 5.800%, 04/01/47	607
2,785	Hexion, Inc., 6.625%, 04/15/20	2,395
675	Hilcorp Energy I LP/Hilcorp Finance Co., 5.000%, 12/01/24 (e)	682
1,000	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	1,030
75	Huntington Ingalls Industries, Inc., 5.000%, 12/15/21 (e)	78
	Huntsman International LLC,
550	4.875%, 11/15/20	567
1,600	5.125%, 11/15/22	1,624
680	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	595
536	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22	518
525	iHeartCommunications, Inc., 9.000%, 12/15/19	413
500	ILFC E-Capital Trust I, VAR, 4.000%, 12/21/65 (e)	435
535	ILFC E-Capital Trust II, VAR, 4.250%, 12/21/65 (e)	439
660	Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.625%, 11/15/24 (e)	660
1,500	Infor Software Parent LLC/Infor Software Parent, Inc., (cash), 7.125%, 05/01/21 (e) (v)	1,504
900	Infor U.S., Inc., 6.500%, 05/15/22	927
1,000	Informatica LLC, 7.125%, 07/15/23 (e)	940
825	Intel Corp., 4.900%, 07/29/45	913
	International Lease Finance Corp.,
1,235	3.875%, 04/15/18	1,259
515	6.250%, 05/15/19	552
900	inVentiv Health, Inc., 7.500%, 10/01/24 (e)	909
515	Iron Mountain, Inc., 5.750%, 08/15/24	523
135	Isle of Capri Casinos, Inc., 5.875%, 03/15/21	140
910	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.750%, 11/15/21 (e)	912
	JBS USA LUX S.A./JBS USA Finance, Inc.,
236	5.750%, 06/15/25 (e)	231
1,137	5.875%, 07/15/24 (e)	1,130
545	7.250%, 06/01/21 (e)	558
260	8.250%, 02/01/20 (e)	266
650	Kindred Healthcare, Inc., 8.750%, 01/15/23	578
785	Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 02/15/21 (e)	828
EUR 1,350	Kloeckner Pentaplast of America, Inc., Reg. S, 7.125%, 11/01/20	1,502
930	KLX, Inc., 5.875%, 12/01/22 (e)	951
	Kraft Heinz Foods Co.,
565	4.375%, 06/01/46	535
2,035	5.200%, 07/15/45	2,162
2,275	Kroger Co. (The), 2.650%, 10/15/26	2,098
615	L-3 Communications Corp., 3.850%, 12/15/26	613
	Lamb Weston Holdings, Inc.,
100	4.625%, 11/01/24 (e)	100
100	4.875%, 11/01/26 (e)	99
98	Landry’s, Inc., 6.750%, 10/15/24 (e)	98
	Lennar Corp.,
125	4.500%, 06/15/19	129
225	Series B, 12.250%, 06/01/17	236
750	Level 3 Communications, Inc., 5.750%, 12/01/22	767
	Level 3 Financing, Inc.,
103	5.125%, 05/01/23	103
153	5.250%, 03/15/26 (e)	150
188	5.375%, 08/15/22	191
160	5.375%, 01/15/24	161
612	5.375%, 05/01/25	609
48	5.625%, 02/01/23	49

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
5	VAR, 4.762%, 01/15/18	5
233	LIN Television Corp., 5.875%, 11/15/22	236
390	LTF Merger Sub, Inc., 8.500%, 06/15/23 (e)	398
180	M/I Homes, Inc., 6.750%, 01/15/21	187
1,280	Masco Corp., 4.375%, 04/01/26	1,290
550	MasTec, Inc., 4.875%, 03/15/23	538
	Meritage Homes Corp.,
150	7.000%, 04/01/22	163
75	7.150%, 04/15/20	82
	MetLife, Inc.,
1,920	3.000%, 03/01/25	1,905
435	6.400%, 12/15/36	471
	MGM Resorts International,
1,985	6.000%, 03/15/23	2,134
450	6.625%, 12/15/21	491
2,545	7.750%, 03/15/22	2,908
	Micron Technology, Inc.,
142	5.250%, 08/01/23 (e)	140
2,275	5.250%, 01/15/24 (e)	2,224
35	5.500%, 02/01/25	35
1,390	Microsoft Corp., 4.875%, 12/15/43	1,525
235	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	239
EUR 1,100	Mohawk Industries, Inc., 2.000%, 01/14/22	1,224
	Momentive Performance Materials, Inc.,
350	3.880%, 10/24/21	327
350	8.875%, 10/15/20 (d)	—
	Morgan Stanley,
2,500	2.800%, 06/16/20	2,520
3,110	3.700%, 10/23/24	3,148
1,500	3.875%, 01/27/26	1,518
790	4.300%, 01/27/45	783
846	MPG Holdco I, Inc., 7.375%, 10/15/22	867
408	MPH Acquisition Holdings LLC, 7.125%, 06/01/24 (e)	429
1,000	MPLX LP, 4.875%, 06/01/25	1,005
155	MSCI, Inc., 5.250%, 11/15/24 (e)	160
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
530	6.500%, 07/01/21	534
415	7.875%, 10/01/20	424
335	Nature’s Bounty Co. (The), 7.625%, 05/15/21 (e)	330
1,700	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	1,343
	Netflix, Inc.,
300	5.500%, 02/15/22	321
200	5.750%, 03/01/24	211
	New Albertsons, Inc.,
197	7.450%, 08/01/29	187
53	8.000%, 05/01/31	51
22	8.700%, 05/01/30	22
	Newfield Exploration Co.,
620	5.375%, 01/01/26	630
289	5.750%, 01/30/22	299
	Nexstar Broadcasting, Inc.,
1,650	6.125%, 02/15/22 (e)	1,683
50	6.875%, 11/15/20	51
300	NFP Corp., 9.000%, 07/15/21 (e)	311
2,085	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	2,127
1,290	Noble Energy, Inc., 5.250%, 11/15/43	1,252
	NRG Energy, Inc.,
630	6.625%, 01/15/27 (e)	583
115	7.875%, 05/15/21	119
5	Oasis Petroleum, Inc., 6.875%, 03/15/22	5
	Oracle Corp.,
4,150	2.650%, 07/15/26	3,940
1,455	4.500%, 07/08/44	1,480
8	Orbital ATK, Inc., 5.250%, 10/01/21	8
44	Oshkosh Corp., 5.375%, 03/01/25	45
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
5	5.250%, 02/15/22	5
150	5.625%, 02/15/24	154
	Parker Drilling Co.,
150	6.750%, 07/15/22	121
50	7.500%, 08/01/20	41
300	Penn Virginia Corp., 8.500%, 05/01/20 (d)	6
2,283	PetSmart, Inc., 7.125%, 03/15/23 (e)	2,337
696	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	694
70	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 01/15/24	74
1,000	Plantronics, Inc., 5.500%, 05/31/23 (e)	1,003
175	PolyOne Corp., 5.250%, 03/15/23	174
	Post Holdings, Inc.,
1,007	6.750%, 12/01/21 (e)	1,073
655	7.750%, 03/15/24 (e)	722
705	PPL Capital Funding, Inc., Series A, VAR, 6.700%, 03/30/67	619

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Prestige Brands, Inc.,
10	5.375%, 12/15/21 (e)	10
75	6.375%, 03/01/24 (e)	79
760	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.250%, 05/15/23 (e)	817
660	Prudential Financial, Inc., 4.600%, 05/15/44	678
EUR 2,700	PSPC Escrow Corp., Reg. S, 6.000%, 02/01/23	2,780
515	QEP Resources, Inc., 5.375%, 10/01/22	502
15	Quad/Graphics, Inc., 7.000%, 05/01/22	14
795	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	763
	Qwest Capital Funding, Inc.,
24	6.875%, 07/15/28	22
11	7.750%, 02/15/31	10
50	R.R. Donnelley & Sons Co., 7.625%, 06/15/20	51
150	Radio Systems Corp., 8.375%, 11/01/19 (e)	156
195	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	193
1,250	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.250%, 12/01/21 (e)	1,278
595	Regal Entertainment Group, 5.750%, 03/15/22	625
	Regency Energy Partners LP/Regency Energy Finance Corp.,
48	5.000%, 10/01/22	51
550	5.500%, 04/15/23	568
500	Revlon Consumer Products Corp., 5.750%, 02/15/21	497
2,020	Reynolds American, Inc., 5.850%, 08/15/45	2,386
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
900	5.750%, 10/15/20	926
713	6.875%, 02/15/21	734
840	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/23	851
250	Rice Energy, Inc., 7.250%, 05/01/23	263
1,250	Rite Aid Corp., 6.125%, 04/01/23 (e)	1,336
1,000	Riverbed Technology, Inc., 8.875%, 03/01/23 (e)	1,043
600	RSI Home Products, Inc., 6.500%, 03/15/23 (e)	626
31	RSP Permian, Inc., 6.625%, 10/01/22	33
	Sabine Pass Liquefaction LLC,
500	5.625%, 03/01/25	521
990	5.625%, 04/15/23	1,040
600	5.750%, 05/15/24	633
604	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	613
	SBA Communications Corp.,
250	4.875%, 07/15/22	250
330	4.875%, 09/01/24 (e)	319
	Scientific Games International, Inc.,
165	7.000%, 01/01/22 (e)	174
315	10.000%, 12/01/22	295
225	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	222
25	SESI LLC, 6.375%, 05/01/19	25
247	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	267
	Sinclair Television Group, Inc.,
175	5.375%, 04/01/21	180
900	5.625%, 08/01/24 (e)	889
2,000	6.125%, 10/01/22	2,075
	Sirius XM Radio, Inc.,
415	4.625%, 05/15/23 (e)	408
70	5.375%, 04/15/25 (e)	70
880	5.750%, 08/01/21 (e)	921
3,310	6.000%, 07/15/24 (e)	3,442
200	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	206
247	SM Energy Co., 6.500%, 11/15/21	250
	Smithfield Foods, Inc.,
710	5.875%, 08/01/21 (e)	738
325	6.625%, 08/15/22	342
3,970	Southern Copper Corp., 5.875%, 04/23/45	3,779
	Spectrum Brands, Inc.,
29	6.125%, 12/15/24	31
500	6.625%, 11/15/22	530
	Sprint Capital Corp.,
75	6.875%, 11/15/28	72
895	8.750%, 03/15/32	940
	Sprint Communications, Inc.,
209	6.000%, 12/01/16	209
1,030	7.000%, 03/01/20 (e)	1,108
352	7.000%, 08/15/20	365
59	9.125%, 03/01/17	60
	Sprint Corp.,
417	7.125%, 06/15/24	414
22	7.250%, 09/15/21	22
404	7.625%, 02/15/25	411

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
7,639	7.875%, 09/15/23	7,887
665	SPX FLOW, Inc., 5.625%, 08/15/24 (e)	653
	Steel Dynamics, Inc.,
15	5.125%, 10/01/21	16
190	5.500%, 10/01/24	201
250	6.375%, 08/15/22	263
114	Stone Energy Corp., 7.500%, 11/15/22	62
505	Sunoco Logistics Partners Operations LP, 5.350%, 05/15/45	469
	SUPERVALU, Inc.,
155	6.750%, 06/01/21	153
300	7.750%, 11/15/22	297
145	Synchrony Financial, 3.750%, 08/15/21	149
150	Talen Energy Supply LLC, 4.625%, 07/15/19 (e)	143
500	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 05/01/23	501
133	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.875%, 04/15/23 (e)	134
1,000	TEGNA, Inc., 6.375%, 10/15/23	1,052
520	Tempur Sealy International, Inc., 5.500%, 06/15/26	517
	Tenet Healthcare Corp.,
300	4.500%, 04/01/21	291
1,055	6.000%, 10/01/20	1,073
200	6.750%, 02/01/20	188
1,000	6.750%, 06/15/23	855
100	8.000%, 08/01/20	96
3,035	8.125%, 04/01/22	2,769
207	Tenneco, Inc., 5.375%, 12/15/24	213
2,100	Terex Corp., 6.000%, 05/15/21	2,126
65	TerraForm Power Operating LLC, SUB, 6.375%, 02/01/23 (e)	66
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
156	5.500%, 10/15/19	166
150	6.250%, 10/15/22	160
	Texas Competitive Electric Holdings Co. LLC,
375	8.500%, 05/01/20 (d)	14
1,000	Time, Inc., 5.750%, 04/15/22 (e)	1,007
	T-Mobile USA, Inc.,
4	5.250%, 09/01/18	4
21	6.000%, 03/01/23	22
5	6.125%, 01/15/22	5
400	6.250%, 04/01/21	417
661	6.375%, 03/01/25	706
203	6.464%, 04/28/19	206
690	6.500%, 01/15/24	737
327	6.625%, 04/01/23	347
765	6.633%, 04/28/21	799
798	6.731%, 04/28/22	834
203	6.836%, 04/28/23	215
77	Toll Brothers Finance Corp., 4.875%, 11/15/25	76
895	TransDigm, Inc., 6.500%, 07/15/24	927
656	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	679
1,140	U.S. Bancorp, 3.100%, 04/27/26	1,112
143	U.S. Concrete, Inc., 6.375%, 06/01/24	149
200	UCI International LLC, 8.625%, 02/15/19 (d)	42
225	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	215
265	Unit Corp., 6.625%, 05/15/21	241
	United Rentals North America, Inc.,
385	5.500%, 07/15/25	388
700	6.125%, 06/15/23	736
586	7.625%, 04/15/22	620
710	UnitedHealth Group, Inc., 4.750%, 07/15/45	776
	Universal Health Services, Inc.,
34	3.750%, 08/01/19 (e)	35
47	4.750%, 08/01/22 (e)	47
	Univision Communications, Inc.,
90	5.125%, 05/15/23 (e)	87
175	6.750%, 09/15/22 (e)	181
39	VeriSign, Inc., 5.250%, 04/01/25	40
	Verizon Communications, Inc.,
2,000	3.500%, 11/01/24	2,007
710	3.850%, 11/01/42	612
630	4.125%, 08/15/46	562
1,563	4.862%, 08/21/46	1,567
965	Vista Outdoor, Inc., 5.875%, 10/01/23	1,004
	Walgreens Boots Alliance, Inc.,
1,000	2.700%, 11/18/19	1,014
200	4.800%, 11/18/44	199
	Wells Fargo & Co.,
2,245	3.000%, 04/22/26	2,151
1,210	4.900%, 11/17/45	1,253

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
750	Western Digital Corp., 10.500%, 04/01/24 (e)	868
357	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23	384
175	Westlake Chemical Corp., 4.625%, 02/15/21 (e)	182
	Windstream Services LLC,
105	7.500%, 06/01/22	99
724	7.500%, 04/01/23	673
25	7.750%, 10/15/20	26
1,800	7.750%, 10/01/21	1,791
165	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	171
	WMG Acquisition Corp.,
351	5.625%, 04/15/22 (e)	362
200	6.750%, 04/15/22 (e)	209
282	WPX Energy, Inc., 6.000%, 01/15/22	289
1,715	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	1,691
	Zayo Group LLC/Zayo Capital, Inc.,
1,360	6.000%, 04/01/23	1,418
65	6.375%, 05/15/25	68
2,170	Zebra Technologies Corp., 7.250%, 10/15/22	2,347
	ZF North America Capital, Inc.,
167	4.500%, 04/29/22 (e)	172
1,244	4.750%, 04/29/25 (e)	1,247
EUR 2,000	Reg. S, 2.750%, 04/27/23	2,204

		385,342

	Total Corporate Bonds (Cost $798,515)	774,170

Foreign Government Securities — 14.2%
	Angola — 0.2%
3,464	Republic of Angola, 9.500%, 11/12/25 (e)	3,213

	Argentina — 0.7%
	Provincia de Buenos Aires,
2,828	9.125%, 03/16/24 (e)	2,973
3,000	Reg. S, 9.950%, 06/09/21	3,294
2,930	Republic of Argentina, 6.875%, 04/22/21 (e)	3,055

		9,322

	Belarus — 0.2%
3,100	Republic of Belarus, Reg. S, 8.950%, 01/26/18	3,220

	Brazil — 1.0%
BRL 50,500	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 01/01/25	13,604

	Cameroon — 0.3%
3,950	Republic of Cameroon, 9.500%, 11/19/25 (e)	4,162

	Croatia — 0.2%
3,200	Republic of Croatia, Reg. S, 5.500%, 04/04/23	3,363

	Dominican Republic — 0.2%
2,960	Government of Dominican Republic, 6.875%, 01/29/26 (e)	3,071

	Ecuador — 0.2%
2,730	Republic of Ecuador, 10.750%, 03/28/22 (e)	2,846

	Indonesia — 1.7%
	Republic of Indonesia,
IDR 240,000,000	8.750%, 05/15/31	18,240
5,200	Reg. S, 5.375%, 10/17/23	5,675

		23,915

	Italy — 0.7%
EUR 10,045	Republic of Italy, Reg. S, 2.800%, 03/01/67 (e)	9,219

	Mexico — 1.1%
	United Mexican States,
EUR 2,610	3.375%, 02/23/31	2,763
MXN 250,000	Series M, 10, 8.500%, 12/13/18	12,579

		15,342

	New Zealand — 2.5%
	Republic of New Zealand,
NZD 21,340	Reg. S, Series 0427, 4.500%, 04/15/27	16,912
NZD 25,940	Reg. S, Series 0433, 3.500%, 04/14/33	18,359

		35,271

	Oman — 0.2%
3,300	Republic of Oman, 4.750%, 06/15/26 (e)	3,209

	Pakistan — 0.2%
2,300	Republic of Pakistan, Reg. S, 7.250%, 04/15/19	2,416

	Panama — 0.2%
2,430	Republic of Panama, 3.875%, 03/17/28	2,397

	Paraguay — 0.2%
2,090	Republic of Paraguay, 5.000%, 04/15/26 (e)	2,100

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Portugal — 1.0%
	Portugal Obrigacoes do Tesouro OT,
EUR 9,303	Reg. S, 2.875%, 10/15/25 (e)	9,343
EUR 5,446	Reg. S, 2.875%, 07/21/26 (e)	5,392

		14,735

	Russia — 1.0%
RUB 893,880	Russian Federation Bond, 8.150%, 02/03/27	13,481

	Spain — 1.2%
	Spain Government Bond,
EUR 4,869	Reg. S, 1.300%, 10/31/26 (e)	5,042
EUR 11,187	Reg. S, 1.950%, 04/30/26 (e)	12,317

		17,359

	Sri Lanka — 0.3%
3,780	Republic of Sri Lanka, 6.825%, 07/18/26 (e)	3,785

	Turkey — 0.7%
	Republic of Turkey,
3,000	6.625%, 02/17/45	2,966
TRY 22,700	10.700%, 02/17/21	6,607

		9,573

	Uruguay — 0.2%
3,250	Republic of Uruguay, 4.375%, 10/27/27	3,242

	Total Foreign Government Securities (Cost $212,636)	198,845

Loan Assignments — 2.9%
	Australia — 0.0% (g)
516	FMG Resources Pty, Ltd., Term Loan B, VAR, 3.750%, 06/30/19	516

	Canada — 0.2%
1,141	Concordia Healthcare Corp., Initial Dollar Term Loan, VAR, 5.250%, 10/21/21	955
40	Garda World Security Corp., Term B Delayed Draw Loan, VAR, 4.004%, 11/06/20	39
156	Garda World Security Corp., Term B Loan, VAR, 4.004%, 11/06/20	154
147	MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20	138
394	Mitel Networks Corp., Term Loan 2015, VAR, 5.500%, 04/29/22	397
1,375	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, VAR, 5.500%, 04/01/22	1,362

		3,045

	Luxembourg — 0.2%
1,024	Auris Luxembourg III Sarl, Facility B-4, VAR, 4.250%, 01/17/22	1,029
475	Intelsat Jackson Holdings S.A., Tranche B-2 Term Loan, VAR, 3.750%, 06/30/19	458
987	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, VAR, 4.000%, 03/11/22	991

		2,478

	Netherlands — 0.1%
533	NXP B.V./NXP Funding LLC, Tranche F Loan, VAR, 3.405%, 12/07/20	535

	Singapore — 0.1%
587	Avago Technologies, Term A-2 Loan, VAR, 3.538%, 02/01/23	592

	United Kingdom — 0.0% (g)
347	Virgin Media Investments Holdings Ltd., F Facility, VAR, 3.500%, 06/30/23	349

	United States — 2.3%
536	Acadia Healthcare Co., Inc., Tranche B-2 Term Loan, VAR, 3.750%, 02/16/23	537
170	Albertson’s LLC, 2016-1 Term Loan B-4, VAR, 4.500%, 08/25/21	170
471	Albertson’s LLC, 2016-1 Term Loan B-5, VAR, 4.750%, 12/21/22	472
69	Albertson’s LLC, Term Loan B-6, VAR, 4.750%, 06/22/23	70
345	American Casino & Entertainment Properties LLC, Term Loan B, VAR, 4.250%, 07/07/22	346
29	Amsurg Corp., Initial Term Loan, VAR, 5.250%, 07/16/21	29
50	Avaya, Inc., Term Loan B-3, VAR, 5.390%, 10/26/17	44
105	Avaya, Inc., Term Loan B-6, VAR, 6.500%, 03/31/18	92
481	Avaya, Inc., Term Loan B-7, VAR, 6.250%, 05/29/20	416
767	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	770
496	Berry Plastics Corp., Term Loan D, VAR, 3.500%, 02/08/20	497
205	Berry Plastics Corp., Term Loan G, VAR, 3.500%, 01/06/21	205
988	Calpine Corp., Term Loan, VAR, 3.590%, 05/27/22	989
746	CHG Healthcare Services, Inc., Term Loan B, VAR, 4.750%, 06/07/23	750

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	United States — continued
145	Chrysler Group LLC, Term Loan B, VAR, 3.500%, 05/24/17	145
290	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	290
840	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, VAR, 4.000%, 01/27/21	793
600	Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20	602
294	CITGO Petroleum Corp., Term B Loan, VAR, 4.500%, 07/29/21	294
965	Compass investorsOnex USI Acquisition Corp., Term Loan B, VAR, 4.250%, 12/27/19	964
877	Continental Building Products, 1st Lien Term Loan, VAR, 3.588%, 08/18/23	875
49	DaVita HealthCare Partners, Inc., Tranche B Term Loan, VAR, 3.500%, 06/24/21	49
850	Delta 2 Sarl, USD Facility B-3, VAR, 4.750%, 07/30/21	854
92	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.610%, 11/01/18	92
314	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	224
341	Duff & Phelps Corp., Initial Term B-1 Loan, VAR, 4.750%, 04/23/20	341
490	Duff & Phelps Corp., Term Loan, VAR, 4.750%, 04/23/20	490
461	Emdeon, Inc., Term B-3 Loan, VAR, 3.750%, 11/02/18	460
510	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 06/30/17	512
119	Entegris, Inc., Tranche B Term Loan, VAR, 3.500%, 04/30/21	120
200	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20 (d)	112
762	First Data Corp., Term Loan, VAR, 3.584%, 03/24/21	765
362	Go Daddy Operating Co., Initial Term Loan, VAR, 4.250%, 05/13/21	364
397	Graton Economic Development Authority, Incremental Term B Loan, VAR, 4.750%, 09/01/22	398
87	Halyard Health, Inc., Term Loan, VAR, 4.000%, 11/01/21	87
383	Harland Clarke Holdings Corp., Tranche B-4 Term Loan, VAR, 6.993%, 08/04/19	381
245	Hearthside Group Holdings LLC, Term Loan, VAR, 4.500%, 06/02/21	246
383	HUB International Ltd., Initial Term Loan, VAR, 4.000%, 10/02/20	383
377	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	323
1,104	IASIS Healthcare LLC, Term Loan B, VAR, 4.500%, 05/03/18	1,087
550	iHeartCommunications, Inc., Term Loan D, VAR, 7.356%, 01/30/19	426
24	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 8.106%, 07/30/19	18
492	IMS Health, Inc., Term Loan, VAR, 3.500%, 03/17/21	495
242	Infor U.S., Inc., Tranche B-5 Term Loan, VAR, 3.750%, 06/03/20	241
748	Intrawest Operations Group LLC Initial Term Loan, VAR, 4.500%, 12/09/20	753
530	inVentiv Health, Inc.,Term Loan B, VAR, 4.750%, 09/28/23	531
495	Jeld-Wen, Inc.,Term Loan B, VAR, 4.750%, 07/01/22	499
92	Landry’s, Inc., 1st Lien Term Loan, VAR, 4.000%, 09/22/23	92
39	Mallinckrodt International Finance S.A., Incremental Term B-1 Loan, VAR, 3.588%, 03/19/21	39
98	Mauser AG (FKA Pertus Sechzehnte GmbH), Initial Dollar 1st Lien Term Loan, VAR, 4.500%, 07/31/21	99
544	Media General, Inc., Term B Loan, VAR, 4.000%, 07/31/20	544
248	MultiPlan, Inc., 1st Lien Term Loan B, VAR, 5.000%, 06/07/23	250
737	National Financial Partners Corp., 2014 Specified Refinancing Term Loan, VAR, 4.500%, 07/01/20	738
461	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	459
988	NVA Holdings, Inc., 1st Lien Term Loan, VAR, 4.750%, 08/14/21	990
15	Ortho-Clinical Diagnostics, Inc., Initial Term Loan, VAR, 4.750%, 06/30/21 ^	15
287	Packers Holdings LLC, Initial Term Loan, VAR, 4.750%, 12/02/21	288
394	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20 (d)	370
414	Petco Animal Supplies, Inc., Tranche B-1 Term Loan, VAR, 5.000%, 01/26/23	417
253	PetSmart, Inc., 1st Lien Term Loan B, VAR, 4.000%, 03/11/22	254

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	United States — continued
196	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.387%, 04/29/20	196
119	Pinnacle Foods Finance LLC, Fourth Amendment Tranche I Term Loan, VAR, 3.334%, 01/13/23	120
500	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	503
1,247	Scientific Games Corp., Initial Term Loan, VAR, 6.000%, 10/18/20	1,260
196	Seadrill Partners LP, Initial Term Loan, VAR, 4.000%, 02/21/21	111
489	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	477
1,482	Summit Materials Co. I LLC, Term Loan, VAR, 4.000%, 07/18/22	1,491
276	SUPERVALU, Inc., Term Loan B, VAR, 5.500%, 03/21/19	277
1,492	Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20	1,496
982	Tronox Ltd., Term Loan, VAR, 4.500%, 03/19/20	980
464	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	464
1,278	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	1,278
287	UPC Financing Partnership, Senior Secured Term Loan AN, VAR, 4.080%, 08/31/24	288
420	WMG Acquisition Corp., Term Loan B, VAR, 3.750%, 10/20/23	419
98	XO Communications LLC, Initial Term Loan, VAR, 4.250%, 03/20/21	98

		33,614

	Total Loan Assignments (Cost 41,492)	41,129

Preferred Securities — 3.5% (x)
	Australia — 0.1%
1,215	Australia & New Zealand Banking Group Ltd., VAR, 6.750%, 06/15/26 (e)	1,287

	Belgium — 0.2%
EUR 1,970	KBC Group N.V., Reg. S, VAR, 5.625%, 03/19/19	2,075

	Denmark — 0.0% (g)
EUR 380	Danske Bank A/S, Reg. S, VAR, 5.750%, 04/06/20	413

	France — 0.6%
EUR 700	Arkema S.A., Reg. S, VAR, 4.750%, 10/29/20	774
	Credit Agricole S.A.,
GBP 450	Reg. S, VAR, 8.125%, 10/26/19	630
1,250	VAR, 8.125%, 12/23/25 (e)	1,295
	Societe Generale S.A.,
1,470	VAR, 7.375%, 09/13/21 (e)	1,415
2,130	VAR, 8.000%, 09/29/25 (e)	2,074
EUR 1,750	TOTAL S.A., Reg. S, VAR, 3.875%, 05/18/22	1,947

		8,135

	Germany — 0.0% (g)
EUR 300	Allianz SE, Reg. S, VAR, 4.750%, 10/24/23	345

	Ireland — 0.1%
EUR 1,870	Bank of Ireland, Reg. S, VAR, 7.375%, 06/18/20	1,926

	Luxembourg — 0.1%
EUR 1,250	SES S.A., Reg. S, VAR, 4.625%, 01/02/22	1,312

	Netherlands — 0.3%
EUR 336	Repsol International Finance B.V., Reg. S, VAR, 3.875%, 03/25/21	339
	Telefonica Europe B.V.,
EUR 1,800	Reg. S, VAR, 5.875%, 03/31/24	1,932
EUR 700	Reg. S, VAR, 6.500%, 09/18/18	778
EUR 1,300	Reg. S, VAR, 7.625%, 09/18/21	1,522

		4,571

	Spain — 0.1%
EUR 1,200	Banco Bilbao Vizcaya Argentaria S.A., Reg. S, VAR, 8.875%, 04/14/21	1,335

	Sweden — 0.0% (g)
434	Skandinaviska Enskilda Banken AB, Reg. S, VAR, 5.750%, 05/13/20	430

	Switzerland — 0.1%
	UBS Group AG,
850	Reg. S, VAR, 7.000%, 02/19/25	886
723	Reg. S, VAR, 7.125%, 02/19/20	729

		1,615

	United Kingdom — 0.5%
GBP 530	HBOS Capital Funding LP, Reg. S, VAR, 6.461%, 11/30/18	695
2,882	Lloyds Banking Group plc, VAR, 7.500%, 06/27/24	2,940
GBP 1,380	Nationwide Building Society, Reg. S, VAR, 6.875%, 06/20/19	1,669

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Preferred Securities — continued
	United Kingdom –– continued
GBP 638	Standard Life plc, VAR, 6.750%, 07/12/27	882

		6,186

	United States — 1.4%
	Bank of America Corp.,
466	VAR, 6.250%, 09/05/24	464
4,070	Series AA, VAR, 6.100%, 03/17/25	4,072
474	Series DD, VAR, 6.300%, 03/10/26	494
50	Series K, VAR, 8.000%, 01/30/18	51
	Citigroup, Inc.,
972	Series M, VAR, 6.300%, 05/15/24	961
2,463	Series O, VAR, 5.875%, 03/27/20	2,463
	Goldman Sachs Group, Inc. (The),
225	Series L, VAR, 5.700%, 05/10/19	227
655	Series M, VAR, 5.375%, 05/10/20	649
4,026	Series M, VAR, 5.375%, 05/10/20	3,991
484	Series O, VAR, 5.300%, 11/10/26	467
	Morgan Stanley,
2,670	Series H, VAR, 5.450%, 07/15/19	2,617
2,470	Series J, VAR, 5.550%, 07/15/20	2,473
1,265	Wells Fargo & Co., Series U, VAR, 5.875%, 06/15/25	1,304

		20,233

	Total Preferred Securities (Cost $52,186)	49,863

SHARES
Preferred Stock — 0.0% (g)
	Cayman Islands — 0.0% (g)
— (h)	XLIT Ltd., Series D, VAR, 4.000%, 01/03/17 ($1,000 par value) @ (Cost $50)	47

PRINCIPAL AMOUNT
Short-Term Investments — 3.0%
	U.S. Treasury obligation — 0.0% (g)
285	U.S. Treasury Bill, 0.181%, 12/22/16 (n)	285

SHARES
	Investment Company — 3.0%
42,278	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.690% (b) (l)	42,291

	Total Short-Term Investments (Cost $42,563)	42,576

	Total Investments — 96.8% (Cost $1,404,629)	1,361,756
	Other Assets in Excess of Liabilities — 3.2%	46,847

	NET ASSETS — 100.0%	$1,408,603

Percentages indicated are based on net assets.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT NOVEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
848	10 Year Australian Government Bond	12/15/16	AUD	80,689	(4,181)
404	10 Year Canadian Government Bond	03/22/17	CAD	41,768	1
16	U.S. Ultra Bond	03/22/17	USD	2,582	(12)
4	Long Gilt	03/29/17	GBP	617	(1)
	Short Futures Outstanding
(459)	Euro-OAT	12/08/16	EUR	(74,396)	(109)
(1,000)	10 Year U.S. Treasury Note	03/22/17	USD	(124,515)	230
(17)	U.S. Treasury Long Bond	03/22/17	USD	(2,572)	14
(33)	U.S. Ultra Bond	03/22/17	USD	(5,326)	10
(9)	Long Gilt	03/29/17	GBP	(1,389)	2
(816)	2 Year U.S. Treasury Note	03/31/17	USD	(176,919)	100
(682)	5 Year U.S. Treasury Note	03/31/17	USD	(80,369)	148
(683)	90 Day Eurodollar	12/18/17	USD	(168,368)	519
(1,432)	90 Day Eurodollar	03/19/18	USD	(352,684)	(13)

					(3,292)

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT NOVEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
57,113	CAD
4,366,965	for JPY	Goldman Sachs International	12/15/16	38,197	#	42,522	4,325

4,483,857	JPY
57,251	for CAD	State Street Corp.	12/15/16	42,625	#	39,220	(3,405)

3,176	AUD	Standard Chartered Bank	12/15/16	2,391		2,344	(47)

20,832,922	COP	Citibank, N.A.†	12/15/16	6,769		6,759	(10)

863	EUR	BNP Paribas	12/15/16	914		915	1
394	EUR	Citibank, N.A.	12/15/16	419		418	(1)
696	EUR	Goldman Sachs International	12/15/16	747		739	(8)
1,052	EUR	Morgan Stanley	12/15/16	1,141		1,116	(25)
679	EUR	Royal Bank of Canada	12/15/16	730		720	(10)
317	EUR	Standard Chartered Bank	12/15/16	343		336	(7)

11,971	GBP	Citibank, N.A.	12/15/16	14,878		14,984	106
342	GBP	Goldman Sachs International	12/15/16	425		427	2
1,830	GBP	Morgan Stanley	12/15/16	2,294		2,290	(4)

239,937	MXN	State Street Corp.	12/15/16	12,793		11,642	(1,151)

3,370	NZD	Australia and New Zealand Banking Group Limited	12/15/16	2,381		2,385	4

18,492	TRY	TD Bank Financial Group	12/15/16	5,446		5,366	(80)

				132,493		132,183	(310)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT NOVEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
11,807	AUD	State Street Corp.	12/15/16	8,826		8,716	110
2,497	AUD	TD Bank Financial Group	12/15/16	1,921		1,843	78

750	CAD	Australia and New Zealand Banking Group Limited	12/15/16	555		559	(4)
37,957	CAD	Credit Suisse International	12/15/16	28,409		28,260	149
766	CAD	Merrill Lynch International	12/15/16	571		571	— (h)

20,832,922	COP	Credit Suisse International†	12/15/16	6,837		6,758	79

562	EUR	Australia and New Zealand Banking Group Limited	12/15/16	596		596	— (h)
278,398	EUR	Citibank, N.A.	12/15/16	301,857		295,251	6,606
844	EUR	Morgan Stanley	12/15/16	893		895	(2)
589	EUR	State Street Corp.	12/15/16	655		625	30

31,292	GBP	Goldman Sachs International	12/15/16	39,218		39,165	53
13,592	GBP	TD Bank Financial Group	12/15/16	16,873		17,013	(140)

251,604	MXN	Goldman Sachs International	12/15/16	12,376		12,208	168
261,879	MXN	Royal Bank of Canada	12/15/16	14,014		12,707	1,307

53,858	NZD	Australia and New Zealand Banking Group Limited	12/15/16	39,451		38,124	1,327

43,103	TRY	Royal Bank of Canada	12/15/16	13,481		12,509	972

				486,533		475,800	10,733

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at November 30, 2016 of the currency being sold, and the value at November 30, 2016 is the U.S. Dollar market value of the currency being purchased.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CDO	—	Collateralized Debt Obligation
CMO	—	Collateralized Mortgage Obligation
COP	—	Colombian Peso
EUR	—	Euro
GBP	—	British Pound
GMAC	—	General Motors Acceptance Corp.
IDR	—	Indonesian Rupiah
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2016. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NZD	—	New Zealand Dollar
PIK	—	Payment-in-Kind
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities
Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
RUB	—	Russian Ruble
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2016.
TRY	—	Turkish Lira
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of November 30, 2016.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

(n)	—	The rate shown is the effective yield at the date of purchase.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of November 30, 2016.
^	—	All or a portion of the security is unsettled as of November 30, 2016. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
†	—	Non-deliverable forward
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of November 30, 2016.
#	—	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at November 30, 2016 of the currency being sold, and the value at November 30, 2016 is the U.S. Dollar market value of the currency being purchased.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,160
Aggregate gross unrealized depreciation	(57,033)

Net unrealized appreciation/depreciation	$(42,873)

Federal income tax cost of investments	$1,404,629

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

The following tables represent each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Canada	$2,367	$—	$—	$2,367
United States	268	—	—	268

Total Common Stocks	2,635	—	—	2,635

Preferred Stock
Cayman Islands	—	—	47	47
Debt Securities
Asset-Backed Securities
Cayman Islands	—	3,523	84	3,607
Ireland	—	—	780	780
Italy	—	19	—	19
United States	—	14,887	29,490	44,377

Total Asset-Backed Securities	—	18,429	30,354	48,783

Collateralized Mortgage Obligations
Agency CMO
United States	—	20,848	—	20,848
Non-Agency CMO
Italy	—	—	124	124
Spain	—	53	—	53
United States	—	20,119	—	20,119

Total Collateralized Mortgage Obligations	—	41,020	124	41,144

Commercial Mortgage-Backed Securities
Cayman Islands	—	—	73	73
United States	—	101,598	35,539	137,137

Total Commercial Mortgage-Backed Securities	—	101,598	35,612	137,210

Convertible Bonds
Cayman Islands	—	1,500	—	1,500
Netherlands	—	1,784	—	1,784
United States	—	22,070	—	22,070

Total Convertible Bonds	—	25,354	—	25,354

Corporate Bonds
Argentina	—	2,554	—	2,554
Australia	—	2,740	—	2,740
Austria	—	3,569	—	3,569
Bahamas	—	—	113	113
Belgium	—	1,956	—	1,956
Bermuda	—	7,278	—	7,278
Brazil	—	2,966	—	2,966
Canada	—	15,299	—	15,299
Cayman Islands	—	9,684	—	9,684
Chile	—	3,410	—	3,410
Denmark	—	255	—	255
France	—	33,931	—	33,931
Germany	—	25,494	—	25,494
Ireland	—	21,490	—	21,490
Italy	—	11,513	—	11,513
Japan	—	1,063	—	1,063
Luxembourg	—	71,706	182	71,888
Mexico	—	9,501	—	9,501
Morocco	—	2,937	—	2,937
Netherlands	—	67,077	—	67,077
Nigeria	—	1,400	—	1,400
Norway	—	3,172	—	3,172
Portugal	—	1,921	—	1,921
Spain	—	3,309	—	3,309
Sweden	—	6,903	—	6,903
Switzerland	—	7,265	—	7,265

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
United Arab Emirates	$—	$2,968	$—	$2,968
United Kingdom	—	67,172	—	67,172
United States	—	385,039	303	385,342

Total Corporate Bonds	—	773,572	598	774,170

Foreign Government Securities	—	198,845	—	198,845
Preferred Securities
Australia	—	1,287	—	1,287
Belgium	—	2,075	—	2,075
Denmark	—	413	—	413
France	—	8,135	—	8,135
Germany	—	345	—	345
Ireland	—	1,926	—	1,926
Luxembourg	—	1,312	—	1,312
Netherlands	—	4,571	—	4,571
Spain	—	1,335	—	1,335
Sweden	—	430	—	430
Switzerland	—	1,615	—	1,615
United Kingdom	—	6,186	—	6,186
United States	—	20,233	—	20,233

Total Preferred Securities	—	49,863	—	49,863

Loan Assignments
Australia	—	516	—	516
Canada	—	3,045	—	3,045
Luxembourg	—	2,478	—	2,478
Netherlands	—	535	—	535
Singapore	—	592	—	592
United Kingdom	—	349	—	349
United States	—	33,614	—	33,614

Total Loan Assignments	—	41,129	—	41,129

Short-Term Investments
Investment Company	42,291	—	—	42,291
U.S. Treasury Bill	—	285	—	285

Total Investments in Securities	$44,926	$1,250,095	$66,735	$1,361,756

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$15,318	$—	$15,318
Futures Contracts	1,024	—	—	1,024

Total Appreciation in Other Financial Instruments	$1,024	$15,318	$—	$16,342

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(4,895)	$—	$(4,895)

Futures Contracts	(4,316)	—	—	(4,316)

Total Depreciation in Other Financial Instruments	$(4,316)	$(4,895)	$—	$(9,211)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers between levels 1 and 2 during the period ended November 30, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of August 31, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2016
Investments in Securities:
Asset-Backed Securities - Cayman Islands	$100	$—	$(5)	$—		$—	$(11)	$—	$—	84
Asset-Backed Securities - Ireland	770	—	10	—		—	—	—	—	780
Asset-Backed Securities - United States	45,896	—	174	11		—	(4,373)	1,032	(13,250)	29,490
Collateralized Mortgage Obligation - Non-Agency CMO - Italy	130	—	(6)	—	(a)	—	—	—	—	124
Commercial Mortgage-Backed Securities - Cayman Islands	109	—	3	—		—	(39)	—	—	73
Commercial Mortgage-Backed Securities - United States	26,723	—	(602)	3		5,100	(520)	4,835	—	35,539
Corporate Bonds - Bahamas	—	—	—	—		—	—	113	—	113
Corporate Bonds - Canada	1,909	18	(74)	28		—	(1,881)	—	—	—
Corporate Bonds - Luxembourg	—	—	5	—	(a)	—	—	177	—	182
Corporate Bonds - United States	513	—	35	—	(a)	4	—	—	(249)	303
Preferred Stock - Cayman Islands	47	—	—	—		—	—	—	—	47
Warrant - Canada	135	1,756	(135)	—		—	(1,756)	—	—	—

	$76,332	$1,774	$(595)	$42		$5,104	$(8,580)	$6,157	$(13,499)	$66,735

¹	Purchases include all purchases of securities and securities received in corporate actions.
²	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount round to less than 500.

Transfers from level 2 to level 3 or from level 3 to level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price for the year ended November 30, 2016.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2016, which were valued using significant unobservable inputs (level 3) amounted to approximately $(378,000).

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$28,359	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (3.35%)
			Constant Default Rate	0.00% - 50.00% (17.03%)
			Yield (Discount Rate of Cash Flows)	2.50% - 15.00% (4.77%)

Asset-Backed Securities	28,359

	33,120	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.09% - 115.51% (20.65%)

Commercial Mortgage-Backed Securities	33,120

	424	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	9.13% - 40.45% (16.22%)
			Projected Principal Writedown	100.00% (100.00%)

Corporate Bonds	424

	47	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.97% (4.97%)

Preferred Stock	47

Total	$61,950

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2016, the value of these investments was approximately $4,785,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of November 30, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 25, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
January 25, 2017